UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.
KraneShares Trust

KraneShares CSI China Internet ETF

Ticker: KWEB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$83	0.70%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KWEB	37.13	37.46	36.11Footnote Reference(a)	26.92Footnote Reference(b)

(a) CSI Overseas China Internet Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares CSI China Internet ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the "Underlying Index"), which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

China's internet equities outperformed China's equity market more broadly and global equities, broadly defined, due to several positive catalysts for China's internet equities during the Period, including stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. In addition, DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train than expected, potentially eliminating concerns over chip shortages for China's internet giants. Earnings reported by China internet companies were also strong during the Period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	KraneShares CSI China Internet ETF - $12197	MSCI China All Shares Index (Net) (USD) - $11011	CSI Overseas China Internet Index - $12497
Mar/15	$10000	$10000	$10000
Mar/16	$10471	$7833	$10645
Mar/17	$12514	$8746	$12588
Mar/18	$18223	$11342	$18353
Mar/19	$14498	$10569	$14704
Mar/20	$13940	$9941	$14139
Mar/21	$23387	$14496	$23932
Mar/22	$9824	$10988	$10090
Mar/23	$10400	$10281	$10731
Mar/24	$8894	$8571	$9181
Mar/25	$12197	$11011	$12497

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
KraneShares CSI China Internet ETF	37.13%	-2.64%	2.01%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
CSI Overseas China Internet Index	36.11%	-2.44%	2.25%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kweb/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,047,217,081	30	$40,786,079	54%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Short-Term InvestmentFootnote Reference†	2.1%
Real Estate	3.5%
Industrials	3.9%
Financials	4.3%
Consumer Staples	5.3%
Communication Services	40.7%
Consumer Discretionary	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	12.2%
Tencent Holdings	10.8%
PDD Holdings ADR	6.9%
Meituan, Cl B	6.6%
Trip.com Group	4.7%
Kanzhun ADR	4.5%
Kuaishou Technology, Cl B	4.1%
Tencent Music Entertainment Group ADR	4.0%
JD.com, Cl A	3.9%
Full Truck Alliance ADR	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kweb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares CSI China Internet ETF: KWEB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KWEB-AR-2025

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF

Ticker: KBA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$60	0.56%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KBA	12.61	12.83	13.44Footnote Reference(a)	26.92Footnote Reference(b)

(a) MSCI China A 50 Connect Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares Bosera MSCI China A 50 Connect Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China A 50 Connect Index (the "Underlying Index"). The Underlying Index is constructed from the MSCI China A Index (the "Parent Index"), a broad-based benchmark index, which captures large and mid-capitalization China A-shares listed on the Shanghai Stock Exchange and/or the Shenzhen Stock Exchange and accessible through the Northbound Stock Connect program. The Underlying Index is designed to reflect the performance of the 50 largest securities representing each Global Industry Classification Standard (GICS) sector at the sector weight allocation of the Parent Index.

China's A-share market outpaced global equity markets during the Period, as measured by the MSCI All Country World Index (ACWI). China's A-share market benefited from the stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. Within the Fund, the best-performing sectors were Consumer Discretionary and Financials, while the worst-performing sectors were Real Estate and Energy. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	KraneShares Bosera MSCI China A 50 Connect Index ETF - $9034	MSCI China All Shares Index (Net) (USD) - $11011	Custom Blended KBA Index^ - $9524
Mar/15	$10000	$10000	$10000
Mar/16	$7282	$7833	$7512
Mar/17	$7133	$8746	$7617
Mar/18	$8751	$11342	$8987
Mar/19	$8400	$10569	$8469
Mar/20	$7897	$9941	$8030
Mar/21	$11846	$14496	$12133
Mar/22	$10903	$10988	$11201
Mar/23	$9526	$10281	$9905
Mar/24	$8022	$8571	$8396
Mar/25	$9034	$11011	$9524

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
KraneShares Bosera MSCI China A 50 Connect Index ETF	12.61%	2.73%	-1.01%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
Custom Blended KBA Index^	13.44%	3.47%	-0.49%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kba/ for current month-end performance.

^ Custom Blended KBA Index consists of: MSCI China A Index (inception to October 23, 2014), MSCI China A International Index (October 23, 2024 to December 26, 2017), MSCI China A Inclusion Index (December 27, 2017 to May 29, 2019), MSCI China A Index (May 29, 2019 to January 5. 2022), and MSCI China A 50 Connect Index (January 6, 2022 to present).

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$189,121,002	85	$1,004,622	77%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.9%
Communication Services	1.1%
Energy	3.1%
Utilities	4.4%
Health Care	5.9%
Consumer Discretionary	7.9%
Materials	9.3%
Consumer Staples	11.6%
Industrials	14.6%
Information Technology	17.3%
Financials	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	6.6%
Kweichow Moutai, Cl A	6.3%
Zijin Mining Group, Cl A	5.8%
BYD, Cl A	5.4%
China Merchants Bank, Cl A	4.0%
Hygon Information Technology, Cl A	3.7%
China Yangtze Power, Cl A	3.4%
Wanhua Chemical Group, Cl A	3.4%
Luxshare Precision Industry, Cl A	3.3%
Jiangsu Hengrui Pharmaceuticals, Cl A	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kba/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF: KBA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KBA-AR-2025

KraneShares Trust

KraneShares MSCI All China Index ETF

Ticker: KALL

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares MSCI All China Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kall/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Index ETF	$56	0.49%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KALL	28.62	29.01	28.47Footnote Reference(a)	26.92Footnote Reference(b)

(a) MSCI China All Shares Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares MSCI All China Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China All Shares Index (the "Underlying Index"). The Underlying Index seeks to track the equity market performance of companies based in China and listed in Mainland China, Hong Kong and the United States. Companies available for inclusion must be headquartered in China and meet the market capitalization minimums required by the MSCI Global Investable Market Indexes Methodology.

The Fund outperformed global equities, as measured by the MSCI ACWI, significantly during the Period. Offshore listings in Hong Kong and the United States contributed the most to performance. Unprecedented stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts, were a key catalyst for the Fund during the Period. Offshore-listed internet and technology stocks were top performers within the Fund during the Period, as DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train, potentially eliminating concerns over chip shortages for many of China's internet and technology companies. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	KraneShares MSCI All China Index ETF - $11965	MSCI China All Shares Index (Net) (USD) - $11011	Custom Blended KALL Index^ - $11870
Mar/15	$10000	$10000	$10000
Mar/16	$8619	$7833	$8647
Mar/17	$9564	$8746	$9860
Mar/18	$11571	$11342	$11779
Mar/19	$11164	$10569	$11394
Mar/20	$10461	$9941	$10717
Mar/21	$15479	$14496	$15628
Mar/22	$11711	$10988	$11846
Mar/23	$10957	$10281	$11083
Mar/24	$9303	$8571	$9240
Mar/25	$11965	$11011	$11870

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
KraneShares MSCI All China Index ETF	28.62%	2.72%	1.81%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
Custom Blended KALL Index^	28.47%	2.07%	1.73%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kall/ for current month-end performance.

^ Custom Hybrid for KraneShares MSCI All China Index ETF consists of: FTSE Emerging incl. Overseas non-R/QFII GDP Weighted Index from inception of the Fund through July 31, 2018, and the MSCI China All Shares Index going forward.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,209,728	201	$39,611	17%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.1%
Utilities	3.2%
Energy	3.4%
Materials	3.8%
Health Care	4.0%
Industrials	6.2%
Information Technology	6.4%
Consumer Staples	7.5%
Communication Services	14.8%
Consumer Discretionary	24.0%
Financials	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	10.2%
Alibaba Group Holding	6.9%
Xiaomi, Cl B	3.0%
Meituan, Cl B	2.8%
China Construction Bank, Cl H	2.3%
Kweichow Moutai, Cl A	2.1%
PDD Holdings ADR	2.0%
BYD, Cl H	1.7%
JD.com, Cl A	1.5%
Bank of China, Cl H	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kall/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kall/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI All China Index ETF: KALL

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KALL-AR-2025

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF

Ticker: OBOR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$82	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
OBOR	7.37	7.28	7.93Footnote Reference(a)	4.83Footnote Reference(b)

(a) MSCI Global China Infrastructure Exposure Index

(b) The Fund is in the Morningstar U.S. ETF Infrastructure Category

The KraneShares MSCI One Belt One Road Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Global China Infrastructure Exposure Index (the Underlying Index). The Underlying Index aims to identify potential beneficiaries of the "Belt & Road" or "One Belt One Road" initiative by the central government in China based on how their geography, revenue, and sector attributes align with the broad theme. The Fund seeks to capture potential upside for the companies involved in China's Belt & Road Initiative.

The shares in the companies involved in or related to China's outbound infrastructure investment initiatives slightly underperformed Emerging Markets equities, as measured by the MSCI Emerging Markets Index, and global equities, as measured by the MSCI ACWI. These companies tend to be concentrated in the Industrial and Financial sectors, which underperformed more growth-oriented sectors, such as Communication Services and Consumer Discretionary, across Emerging Markets, leading the Fund to underperform. Within the Fund, the top-performing countries were South Africa and Israel, while the worst-performing countries were the Philippines and Malaysia. Within the Fund, the top-performing sectors were Financials and Utilities, while the worst-performing sectors were Communication Services and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares MSCI One Belt One Road Index ETF - $11038	MSCI ACWI Index (Net) (USD) - $19643	MSCI Global China Infrastructure Exposure Index (Net) - $11911
Sep/17	$10000	$10000	$10000
Mar/18	$10267	$10644	$10309
Mar/19	$9759	$10921	$9922
Mar/20	$7634	$9692	$7971
Mar/21	$12659	$14983	$13358
Mar/22	$12519	$16074	$13216
Mar/23	$10643	$14878	$11274
Mar/24	$10281	$18333	$11035
Mar/25	$11038	$19643	$11911

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI One Belt One Road Index ETF	7.37%	7.65%	1.31%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	9.33%
MSCI Global China Infrastructure Exposure Index (Net)	7.93%	8.36%	2.34%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on September 7, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/obor/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,249,166	118	$27,280	19%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.3%
Kazakhstan	0.9%
Malaysia	1.7%
Poland	2.1%
Turkey	2.2%
Thailand	4.3%
South Africa	4.5%
Indonesia	4.6%
India	5.0%
Israel	7.9%
Singapore	10.1%
Kuwait	10.5%
China	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	10.3%
Oversea-Chinese Banking	7.4%
China Yangtze Power, Cl A	4.9%
Elbit Systems	4.7%
PTT	4.3%
Impala Platinum Holdings	2.8%
China Petroleum & Chemical, Cl H	2.2%
KGHM Polska Miedz	2.1%
Beijing-Shanghai High Speed Railway, Cl A	2.0%
Turk Hava Yollari AO	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/obor/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF: OBOR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

OBOR-AR-2025

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF

Ticker: KEMQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$62	0.55%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KEMQ	24.41	26.55	24.96Footnote Reference(a)	6.65Footnote Reference(b)

(a) Solactive Emerging Markets Consumer Technology Index

(b) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category

The KraneShares Emerging Markets Consumer Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Emerging Markets Consumer Technology Index (the "Underlying Index"). The Underlying Index selects companies from 26 eligible countries within emerging markets whose primary business or businesses are internet retail, internet software/services, purchase, payment processing, semiconductor production, or software for internet and e-commerce transactions.

Emerging Markets consumer technology equities outperformed global equities, as measured by the MSCI ACWI, during the Period. These stocks benefited from stimulus and AI innovation in China, and strong economic growth in Latin America and Southeast Asia. Within the Fund, the best-performing stocks included financial technology companies and online health care platforms. In contrast, the worst-performing stocks included chipmakers, which came off record-high valuations, and payments processors. Within the Fund, the best-performing countries were Singapore and China, while the worst-performing countries were Taiwan and Brazil. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Emerging Markets Consumer Technology Index ETF - $7746	MSCI Emerging Markets Index (NR) (USD) - $11779	Solactive Emerging Markets Consumer Technology Index (TR) (USD) - $8301
Oct/17	$10000	$10000	$10000
Mar/18	$10592	$10546	$10802
Mar/19	$9176	$9765	$9421
Mar/20	$7957	$8038	$8225
Mar/21	$13355	$12731	$13922
Mar/22	$7537	$11284	$7987
Mar/23	$6384	$10076	$6831
Mar/24	$6226	$10898	$6643
Mar/25	$7746	$11779	$8301

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Emerging Markets Consumer Technology Index ETF	24.41%	-0.54%	-3.36%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	2.22%
Solactive Emerging Markets Consumer Technology Index (TR) (USD)	24.96%	0.18%	-2.46%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 11, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kemq/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,197,851	53	$89,103	63%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	1.7%
Greece	0.9%
Short-Term InvestmentFootnote Reference†	2.0%
Netherlands	2.0%
Japan	2.7%
Finland	2.7%
India	3.6%
South Africa	3.7%
Singapore	3.9%
Brazil	4.3%
Taiwan	13.0%
South Korea	17.7%
China	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	3.9%
JD.com, Cl A	3.8%
PDD Holdings ADR	3.8%
NetEase	3.7%
SK Hynix	3.7%
Naspers, Cl N	3.7%
Alibaba Group Holding	3.6%
Tencent Holdings	3.6%
Meituan, Cl B	3.5%
Taiwan Semiconductor Manufacturing	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kemq/#documents or upon request at 1-855-857-2638.

Effective November 1, 2024, Krane has contractually agreed to waive its management fee by 0.30% of the average daily net assets of the Fund. This contractual fee waiver will continue until August 1, 2025, and may only be terminated prior thereto by the Board. Prior to November 1, 2024, Krane had contractually agreed to waive its management fee by 0.20% of the average daily net assets of the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemq/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF: KEMQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KEMQ-AR-2025

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF

Ticker: KGRN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$90	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KGRN	27.07	28.61	28.58Footnote Reference(a)	26.92Footnote Reference(b)

(a) MSCI China IMI Environment 10/40 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares MSCI China Clean Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China IMI Environment 10/40 Index (the "Underlying Index"). The Underlying Index comprises securities that derive at least 50% of their revenues from environmentally beneficial products and services. The Underlying Index is based on four key clean technology themes: (1) Alternative Energy, (2) Sustainable Water, (3) Pollution Prevention and (4) Energy Efficiency. The Underlying Index is designed to measure the performance of Chinese companies that focus on contributing to a more environmentally sustainable economy by making efficient use of scarce natural resources or by mitigating the impact of environmental degradation.

China's clean technology equities outperformed global equities, as represented by the MSCI ACWI, and China equities more broadly, as represented by the MSCI China All Shares Index, during the Period. Within the Fund, electric vehicle (EV) manufacturers, supported by consumer subsidies targeting the automotive industry, outperformed new energy system component suppliers, which were challenged by the potential for increased trade protectionism abroad, including in the U.S., among other factors. Xpeng, an EV manufacturer and top Fund holding, beat earnings per share (EPS) estimates for the fourth quarter of 2024. Meanwhile, Xinyi Solar, a manufacturer of solar panels and equipment, fell short of expectations for its EPS for the second half of 2024, posting a loss for the year after three years of net profits. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares MSCI China Clean Technology Index ETF - $11552	MSCI China All Shares Index (Net) (USD) - $9988	MSCI China IMI Environment 10/40 Index (Net) (USD) - $10935
Oct/17	$10000	$10000	$10000
Mar/18	$9544	$10289	$9569
Mar/19	$8277	$9588	$8373
Mar/20	$7187	$9018	$7274
Mar/21	$17466	$13150	$16965
Mar/22	$15962	$9968	$15018
Mar/23	$12656	$9326	$11762
Mar/24	$9091	$7775	$8505
Mar/25	$11552	$9988	$10935

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI China Clean Technology Index ETF	27.07%	9.96%	1.95%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	-0.02%
MSCI China IMI Environment 10/40 Index (Net) (USD)	28.58%	8.50%	1.20%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 12, 2017. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kgrn/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,392,215	47	$404,836	36%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Information Technology	17.0%
Industrials	18.7%
Utilities	20.6%
Consumer Discretionary	43.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
XPeng, Cl A	10.6%
BYD, Cl H	9.6%
Li Auto, Cl A	8.7%
Contemporary Amperex Technology, Cl A	8.4%
China Yangtze Power, Cl A	4.5%
Kingdee International Software Group	4.1%
Zhejiang Leapmotor Technology	4.0%
CGN Power, Cl H	3.8%
NIO, Cl A	3.7%
China Longyuan Power Group, Cl H	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kgrn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF: KGRN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KGRN-AR-2025

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF

Ticker: KARS

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$70	0.72%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KARS	-4.86	-4.78	-4.71Footnote Reference(a)	2.57Footnote Reference(b)

(a) Bloomberg Electric Vehicles Index

(b) The Fund is in the Morningstar U.S. ETF Industrials Category

The KraneShares Electric Vehicle & Future Mobility Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg Electric Vehicles Index (the "Underlying Index"). The Underlying Index seeks to measure the performance of companies that are engaged in the production of electric vehicles, their components, or other initiatives that may change the future of mobility. This includes electric vehicles, autonomous driving, lithium and/or copper production, lithium-ion/lead acid battery production, hydrogen fuel cell manufacturing, and/or electric infrastructure businesses.

The global electric vehicle (“EV”) and future mobility ecosystem was challenged by waning support for the electrification of transport from the U.S. government following a surge in support with the Biden Administration's 2023 Inflation Reduction Act. Nonetheless, global electric vehicle sales reached another record high of over 17 million units in 2024. Electric vehicle manufacturers in China outperformed those in other regions. Within the Fund, the best-performing industries were vehicle manufacturers and EV components, while the worst-performing industries were hydrogen engines, fuel cells, and EV charging infrastructure. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Electric Vehicles and Future Mobility Index ETF - $9639	MSCI ACWI Index (Net) (USD) - $17465	Custom Blended KARS Index^ - $10069
Jan/18	$10000	$10000	$10000
Mar/18	$9320	$9464	$9287
Mar/19	$8370	$9710	$8307
Mar/20	$7856	$8617	$7812
Mar/21	$17476	$13322	$17567
Mar/22	$17484	$14291	$17951
Mar/23	$13676	$13228	$14081
Mar/24	$10132	$16299	$10567
Mar/25	$9639	$17465	$10069

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Electric Vehicles and Future Mobility Index ETF	-4.86%	4.18%	-0.51%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	8.05%
Custom Blended KARS Index^	-4.71%	5.21%	0.10%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 18, 2018. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kars/ for current month-end performance.

^ Custom Blended KARS Index consists of: Solactive Electric Vehicles and Future Mobility Index (Inception to June 15, 2021) and Bloomberg Electric Vehicles Total Return Index (June 16, 2021 to present).

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,659,698	53	$544,206	39%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Value	Value
Sweden	0.9%
Belgium	1.5%
Germany	2.3%
Chile	2.8%
Japan	5.2%
Short-Term InvestmentFootnote Reference†	6.0%
Australia	7.4%
South Korea	9.1%
United States	14.5%
China	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
BYD, Cl A	4.6%
XPeng, Cl A	4.4%
Panasonic Holdings	4.2%
Li Auto, Cl A	4.1%
Contemporary Amperex Technology, Cl A	4.0%
Geely Automobile Holdings	4.0%
Rivian Automotive, Cl A	4.0%
Zhejiang Leapmotor Technology	3.5%
CMOC Group, Cl A	3.0%
Tesla	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kars/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF: KARS

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KARS-AR-2025

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF

Ticker: KURE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$68	0.65%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KURE	7.98	8.72	8.72Footnote Reference(a)	26.92Footnote Reference(b)

(a) MSCI China All Shares Health Care 10/40 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares MSCI All China Health Care Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of the MSCI China All Shares Health Care 10/40 Index (the "Underlying Index"). The Underlying Index captures large and mid-cap representation across China A‐shares, B‐shares, H‐shares, Red‐chips, P‐chips, and foreign listings (e.g. American depositary receipts). The Underlying Index is designed to reflect the various China equity share classes, including those listed in Hong Kong, Shanghai, Shenzhen, and outside of China.

China's health care equities outperformed global equities, as measured by the MSCI ACWI, during the Period. China's health care equities benefited from the stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. China's regulators also adopted a more supportive approach to the sector than in the past, releasing plans to induce more private investments in innovative medicine and expand insurance programs to cover the costs of new drug development. In addition, Fund holding Akeso developed a new lung cancer treatment during the Period that could be twice as effective as the current global best-in-class treatments, based on initial clinical trial data driving positive performance for the Fund. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares MSCI All China Health Care Index ETF - $7336	MSCI China All Shares Index (Net) (USD) - $8814	MSCI China All Shares Healthcare 10/40 Index (Net) (USD) - $7736
Jan/18	$10000	$10000	$10000
Mar/18	$10660	$9079	$10746
Mar/19	$8955	$8460	$8951
Mar/20	$9578	$7958	$9649
Mar/21	$15426	$11604	$15776
Mar/22	$10971	$8796	$11353
Mar/23	$9583	$8230	$9942
Mar/24	$6794	$6861	$7116
Mar/25	$7336	$8814	$7736

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI All China Health Care Index ETF	7.98%	-5.19%	-4.23%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	-1.75%
MSCI China All Shares Healthcare 10/40 Index (Net) (USD)	8.72%	-4.32%	-3.52%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 31, 2018. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kure/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$86,599,232	51	$301,369	77%

What did the Fund invest in?

 Industry WeightingsFootnote Reference*

Value	Value
Health Care Providers & Services	8.8%
Health Care Equipment & Supplies	13.0%
Life Sciences Tools & Services	16.1%
Biotechnology	26.2%
Pharmaceuticals	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BeiGene	8.6%
Jiangsu Hengrui Pharmaceuticals, Cl A	8.0%
Wuxi Biologics Cayman	7.5%
Shenzhen Mindray Bio-Medical Electronics, Cl A	7.2%
Innovent Biologics	4.7%
WuXi AppTec, Cl A	4.3%
Akeso	3.9%
Aier Eye Hospital Group, Cl A	3.2%
CSPC Pharmaceutical Group	3.2%
Sino Biopharmaceutical	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kure/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF: KURE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KURE-AR-2025

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF

Ticker: KHYB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$72	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KHYB^	7.93	8.10	N/A	7.25Footnote Reference(1)

^ Fund is actively managed and does not track an Underlying Index

(1) The Fund is in the Morningstar U.S. ETF Emerging Markets Bond Category

The KraneShares Asia Pacific High Income U.S.D. Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate (the "Benchmark Index") over a complete market cycle. The Benchmark Index is comprised of liquid U.S. dollar-denominated debt instruments issued out of Asia ex-Japan and is market capitalization weighted. The Underlying Index is limited to issuers classified as noninvestment grade based on the middle rating between Moody's, Fitch, and S&P.

The Asia ex Japan high yield bond market slightly underperformed the global high yield bond market, as measured by the Bloomberg Global High Yield Index, during the Period. China real estate developers' bonds continued to recover on strong government support and backstop measures, contributing positively to the Fund's performance and resulting in real estate issuers doubling as a percentage of the total portfolio. Meanwhile, trade-related uncertainties led to a slight widening of high-yield spreads in Asia. However, relatively benign inflation in local economies and rate cut cycles initiated by multiple regional central banks during the Period supported bond prices, mitigating losses by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Asia Pacific High Income USD Bond ETF - $10533	JP Morgan Asia Credit Index (JACI) (TR) (USD) - $11499	Custom Blended KHYB Index^ - $10584
Jun/18	$10000	$10000	$10000
Mar/19	$10572	$10665	$10884
Mar/20	$10178	$10915	$10527
Mar/21	$11432	$11897	$11869
Mar/22	$9177	$11006	$9296
Mar/23	$9136	$10714	$9238
Mar/24	$9759	$11343	$9547
Mar/25	$10533	$11499	$10584

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Asia Pacific High Income USD Bond ETF	7.93%	0.69%	0.77%
JP Morgan Asia Credit Index (JACI) (TR) (USD)	6.63%	2.07%	2.85%
Custom Blended KHYB Index^	10.87%	0.11%	0.84%

Since its inception on June 26, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/khyb/ for current month-end performance.

^ Custom Blended KHYB Index consist of: Solactive USD China Corporate High Yield Bond Index (Inception to 31 Jul 2021) and JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (1 Aug 2021 to present.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,273,651	80	$121,225	158%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
Perpetual MaturityFootnote Reference(A)	23.6%
Greater than 10 Years	1.1%
5 to 10 Years	6.3%
3 to 5 Years	14.8%
1 to 3 Years	37.5%
Less than 1 Year	9.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.
Footnote(A)	Perpetual security with no stated maturity date.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Fuqing Investment Management	3.250%	06/23/25	2.4%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.2%
Standard Chartered, H15T5Y + 3.135%	4.300%	—Footnote Reference(A)	2.1%
Greentown China Holdings	8.450%	02/24/28	2.0%
Pingan Real Estate Capital	3.450%	07/29/26	1.9%
Piramal Finance	7.800%	01/29/28	1.8%
Yanlord Land HK	5.125%	05/20/26	1.7%
VLL International	7.250%	07/20/27	1.7%
Golomt Bank	11.000%	05/20/27	1.6%
Vedanta Resources Finance II	10.875%	09/17/29	1.6%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/khyb/#documents or upon request at 1-855-857-2638.

Effective August 1, 2024, the name of the Fund changed from the “KraneShares Asia Pacific High Income Bond ETF” to the “KraneShares Asia Pacific High Income USD Bond ETF”.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/khyb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF: KHYB

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KHYB-AR-2025

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF

Ticker: KEMX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$24	0.24%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KEMX	-1.51	-1.82	-2.14Footnote Reference(a)	6.65Footnote Reference(b)

(a) MSCI Emerging Markets ex China Index

(b) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category

The KraneShares MSCI Emerging Markets ex China Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Emerging Markets ex China Index (the "Underlying Index"). The Underlying Index is a free float-adjusted market capitalization-weighted index designed to track the equity market performance of mid- and large-cap companies of emerging market countries, excluding China.

Emerging Markets equities, excluding China, underperformed both China, as measured by the MSCI China All Shares Index, and the global equity market, as measured by the MSCI ACWI. U.S. dollar strength and the anticipation of increased U.S. tariffs and protectionism weighed on Emerging Markets during the Period. Meanwhile, a re-rating of semiconductor manufacturers after their valuations reached all-time highs and DeepSeek's demonstration that large language models (LLMs) may require significantly fewer chips to train weighed on key semiconductor-producing countries, Taiwan and South Korea. Within the Fund, the best-performing countries were the Czech Republic and Colombia, while the worst-performing countries were Indonesia and Mexico. Within the Fund, the best-performing sectors were Utilities and Financials, while the worst-performing sectors were Materials and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares MSCI Emerging Markets ex China Index ETF - $13383	MSCI Emerging Markets Index (NR) (USD) - $11732	MSCI Emerging Markets ex China Index (Net) (USD) - $12979
Apr/19	$10000	$10000	$10000
Mar/20	$7569	$8005	$7371
Mar/21	$12957	$12679	$12440
Mar/22	$13031	$11238	$12697
Mar/23	$11451	$10036	$11006
Mar/24	$13589	$10854	$13263
Mar/25	$13383	$11732	$12979

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI Emerging Markets ex China Index ETF	-1.51%	12.07%	5.00%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	2.71%
MSCI Emerging Markets ex China Index (Net) (USD)	-2.14%	11.98%	4.46%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on April 11, 2019. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kemx/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,995,861	291	$170,053	3%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.4%
Qatar	1.2%
United Arab Emirates	1.3%
Thailand	1.6%
Poland	2.1%
Malaysia	2.4%
Indonesia	2.4%
Mexico	3.7%
South Africa	6.5%
Brazil	7.0%
South Korea	15.8%
India	22.3%
Taiwan	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.9%
Samsung Electronics	3.7%
ICICI Bank	1.8%
HDFC Bank	1.7%
Infosys ADR	1.7%
SK Hynix	1.5%
MediaTek	1.5%
Bharti Airtel	1.4%
Hon Hai Precision Industry	1.3%
Naspers, Cl N	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemx/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF: KEMX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KEMX-AR-2025

KraneShares Trust

KraneShares Global Carbon Strategy ETF

Ticker: KRBN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$78	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KRBN	-1.46	-1.26	0.77Footnote Reference(a)	12.06Footnote Reference(b)

(a) S&P Global Carbon Credit Index

(b) The Morningstar U.S. ETF Commodities Focused Category portfolios primarily invest in physical commodities, such as agricultural goods, precious metals, and energy sources, directly or through futures contracts.

The KraneShares Global Carbon Strategy ETF seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Global Carbon Credit Index (the "Underlying Index"), which is an index comprised of futures contracts on carbon allowances traded within the largest, most liquid carbon allowance "cap and trade" programs. Such programs seek to reduce greenhouse gas emissions over time by capping the issuance of carbon emission allowances, but allowing them to be traded at market prices, which are expected to reflect their reduced supply, notwithstanding fluctuations in demand.

During the Period, European Union (“E.U.”) allowances, the largest exposure in the Fund, closely tracked the swings in natural gas prices for most of the year but contributed positively to Fund performance At the same time, the U.K. cap and trade market was boosted by discussions around linking its emissions trading program with the E.U., resulting in it contributing positively to Fund performance. Washington State also made headway toward linking its program with the California market when the state legislature passed a new law in this regard. Further, the ballot initiative vote in support of the State cap-and-trade program resulted in Washington carbon allowances having the highest returns across the five markets represented in the Fund (i.e. E.U., U.K., California, Washington, and the Northeast U.S.). By contrast, the California market detracted from Fund performance as a result of delays in ongoing rulemaking around California’s carbon emissions allowance program and uncertainty surrounding potential policy shifts during the Trump Administration. The deviation between the Fund’s performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund and the Underlying Index assuming a different return on cash collateral than that earned by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Global Carbon Strategy ETF - $20171	S&P 500 Index (TR) - $18498	S&P Global Carbon Credit Index (USD, TR)^ - $21120
Jul/20	$10000	$10000	$10000
Mar/21	$14195	$12329	$14161
Mar/22	$23380	$14258	$23392
Mar/23	$24415	$13156	$24772
Mar/24	$20469	$17088	$20960
Mar/25	$20171	$18498	$21120

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Global Carbon Strategy ETF	-1.46%	16.20%
S&P 500 Index (TR)	8.25%	14.06%
S&P Global Carbon Credit Index (USD, TR)^	0.77%	17.35%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 29, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/krbn/ for current month-end performance.

^ As of August 1, 2024, IHS Markit Global Carbon Index's name changed to S&P Global Carbon Credit Index.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$172,178,220	9	$2,032,003	45%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	103.4%
Collateral and Currency Management:
Short-Term Investment, GVMXX	0.1%
Exchange-Traded FundFootnote Reference**	68.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
CCA 2025 Future	20.0%
REG 2025 Future	5.0%
CCA 2026 Future	5.0%
EUA 2025 Future	54.9%
EUA 2026 Future	5.0%
UKA 2025 Future	5.0%
WSH 2025 Future	5.1%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/krbn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Global Carbon Strategy ETF: KRBN

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KRBN-AR-2025

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Ticker: KVLE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$59	0.56%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KVLE	11.31	11.33	10.75Footnote Reference(a)	7.44Footnote Reference(b)

(a) Value Line® Dynamic Dividend Equity Index

(b) The Fund is in the Morningstar U.S. ETF Large Value Category

The KraneShares Value Line® Dynamic Dividend Equity Index ETF seeks to provide investment results that correspond generally to the price and yield performance of the Value Line® Dynamic Dividend Equity Index (the "Underlying Index"). The Underlying Index introduces a market-adaptive approach to investing in U.S. large-cap companies. The strategy seeks to identify U.S. companies whose equity securities pay a high dividend yield and are the highest rated by Value Line®'s Safety™ and Timeliness™ Ranking Systems. Careful quantitative modeling, which incorporates a unique set of risk management tools, adjusts the beta of the overall portfolio based on the market environment. The index is rebalanced monthly.

During the Period, large-cap, high-dividend, diversified U.S. stocks outperformed global equities, as represented by the MSCI ACWI, and outperformed broad U.S. equities, as measured by the S&P 500 Index. The Fund's sector-neutral approach proved valuable when high concentrations in other U.S. indexes led them to underperform as uncertainties rose in the first quarter of 2025. Within the Fund, the best-performing sectors were Utilities and Energy, while the worst-performing sectors were Materials and Consumer Discretionary. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Value Line® Dynamic Dividend Equity Index ETF - $16307	S&P 500 Index (TR) - $16751	Value Line® Dynamic Dividend Equity Index (NR) (USD) - $16083
Nov/20	$10000	$10000	$10000
Mar/21	$11546	$11165	$11529
Mar/22	$13003	$12912	$12966
Mar/23	$13027	$11914	$12950
Mar/24	$14650	$15474	$14522
Mar/25	$16307	$16751	$16083

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Value Line® Dynamic Dividend Equity Index ETF	11.31%	11.89%
S&P 500 Index (TR)	8.25%	12.58%
Value Line® Dynamic Dividend Equity Index (NR) (USD)	10.75%	11.53%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on November 23, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kvle/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,483,315	80	$172,898	80%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.2%
Materials	2.4%
Utilities	5.0%
Consumer Staples	7.6%
Consumer Discretionary	7.7%
Energy	8.8%
Communication Services	9.9%
Health Care	10.4%
Financials	10.6%
Industrials	12.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.4%
NVIDIA	5.4%
Apple	5.0%
Alphabet, Cl C	4.4%
Amazon.com	2.4%
Home Depot	2.3%
Visa, Cl A	2.1%
Cisco Systems	1.9%
Comcast, Cl A	1.8%
Goldman Sachs Group	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kvle/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF: KVLE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KVLE-AR-2025

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF

Ticker: KMLM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$86	0.90%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KMLM	-7.88	-7.98	-6.80Footnote Reference(a)	-5.17Footnote Reference(b)

(a) KFA MLM Index

(b) The Fund is in the Morningstar U.S. ETF Systematic Trend Category

The KraneShares Mount Lucas Managed Futures Index Strategy ETF seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (the "Underlying Index"). The Index consists of a portfolio of twenty-two liquid futures contracts traded on U.S. and foreign exchanges. The Index includes futures contracts on 11 commodities, six currencies, and five global bond markets. These three baskets are weighted by their relative historical volatility, and within each basket, the constituent markets are equal dollar weighted.

The Fund's long position in gold and short positions in natural gas and wheat all contributed positively to performance for the Period. The Fund’s frequent rotation between long and short positions in crude oil, which were triggered by changes in the one-year moving averages that the Underlying Index uses to determine long versus short exposure, detracted from performance. In addition, the Fund charges a management fee, which the Underlying Index does not, which detracted from the Fund’s performance relative to that of the Underlying Index.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Mount Lucas Managed Futures Index Strategy ETF - $13311	Bloomberg Global Aggregate Index (USD) - $8637	KFA MLM Index (PR) (USD) - $14501
Dec/20	$10000	$10000	$10000
Mar/21	$11020	$9693	$11045
Mar/22	$13468	$9073	$13929
Mar/23	$14305	$8341	$15274
Mar/24	$14450	$8382	$15558
Mar/25	$13311	$8637	$14501

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Mount Lucas Managed Futures Index Strategy ETF	-7.88%	6.83%
Bloomberg Global Aggregate Index (USD)	3.05%	-3.33%
KFA MLM Index (PR) (USD)	-6.80%	8.96%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on December 1, 2020. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kmlm/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$221,264,948	27	$2,875,942	0%

What did the Fund invest in?

 Commodity ExposureFootnote Reference*Footnote Reference^

Commodity Exposures as of 3/31/2025	Identifier	Position	% NAV
COPPER FUTURE JUL25	HGH5	Long	7.58%
GOLD 100 OZ FUTR JUN25	GCG5	Long	7.55%
LIVE CATTLE FUTR JUN25	LCG5	Long	7.40%
NATURAL GAS FUTR JUN25	NGH25	Long	7.21%
GASOLINE RBOB FUT JUN25	XBH5	Short	7.06%
WTI CRUDE FUTURE JUN25	CLH5	Short	7.05%
NY HARB ULSD FUT JUN25	HOH5	Short	6.95%
SOYBEAN FUTURE MAY25	S H5	Short	6.79%
WHEAT FUTURE(CBT) MAY25	W H5	Short	6.63%
SUGAR #11 (WORLD) MAY25	SBH5	Long	2.33%
CORN FUTURE MAY25	C H5	Short	1.59%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheat - Futures ContractFootnote Reference(1)	0.9%
Gold - Futures ContractFootnote Reference(1)	0.8%
Copper - Futures ContractFootnote Reference(1)	0.7%
Euro-Bund 10-Year Bond - Futures ContractFootnote Reference(1)	0.5%
Live Cattle - Futures ContractFootnote Reference(1)	0.4%
Long Gilt 10-Year Bond - Futures ContractFootnote Reference(1)	0.4%
Soybean - Futures ContractFootnote Reference(1)	0.2%
AUD Currency - Futures ContractFootnote Reference(1)	0.2%
Japanese Yen - Futures ContractFootnote Reference(1)	0.1%
Swiss Franc - Futures ContractFootnote Reference(1)	0.1%
Footnote	Description
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kmlm/#documents or upon request at 1-855-857-2638.

Effective August 1, 2024, the name of the Fund changed from the “KFA Mount Lucas Managed Futures Index Strategy ETF” to the “KraneShares Mount Lucas Managed Futures Index Strategy ETF”.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kmlm/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF: KMLM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KMLM-AR-2025

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF

Ticker: KSTR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$101	0.89%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KSTR	26.88	27.15	34.57Footnote Reference(a)	26.92Footnote Reference(b)

(a) Shanghai Stock Exchange Science and Technology Innovation Board 50 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares SSE STAR Market 50 Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Shanghai Stock Exchange ("SSE") Science and Technology Innovation Board 50 Index (the "Underlying Index"). The Underlying Index is comprised of the 50 largest companies listed on the SSE Science and Technology Innovation Board ("STAR Market") as determined by market capitalization and liquidity.

Equities listed on China's STAR Market Science & Technology Innovation Board, a sub-board of the Shanghai Stock Exchange, outperformed global equities, as measured by the MSCI ACWI. The top-performing sector within the Fund was the Information Technology sector, driven mainly by optimism over DeepSeek's innovation in AI large language models (LLMs). Within the Fund, the top-performing sectors were Information Technology and Materials, while the worst-performing sectors were Consumer Staples and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund and the index's inclusion of a name indicated in U.S. Executive Order 13959/14032(1), which was not held in the portfolio during the Period.

(1) Executive Order 13959/14032, signed by former President Trump on November 12, 2020, prohibits U.S. investors from purchasing or transacting in securities linked to Chinese companies identified as tied to the Chinese military (CMICs). It became effective on January 11, 2021. Executive Order 14032, signed by President Biden on June 3, 2021, amends Executive Order 13959 by maintaining the investment restrictions while allowing the Treasury Secretary, in coordination with the Secretaries of State and Defense, to update the list of prohibited companies. It also outlines procedures for U.S. persons to divest from such securities.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares SSE STAR Market 50 Index ETF - $5532	MSCI China All Shares Index (Net) (USD) - $6757	SSE Science and Technology Innovation Board 50 Index (USD, TR) - $6309
Jan/21	$10000	$10000	$10000
Mar/21	$8424	$8896	$8334
Mar/22	$7504	$6743	$7555
Mar/23	$6756	$6309	$6946
Mar/24	$4360	$5260	$4688
Mar/25	$5532	$6757	$6309

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares SSE STAR Market 50 Index ETF	26.88%	-13.21%
MSCI China All Shares Index (Net) (USD)	28.47%	-8.96%
SSE Science and Technology Innovation Board 50 Index (USD, TR)	34.57%	-10.44%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 26, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kstr/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,947,595	51	$264,084	57%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.7%
Industrials	2.6%
Materials	2.9%
Consumer Discretionary	5.6%
Health Care	12.1%
Information Technology	75.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hygon Information Technology, Cl A	9.6%
Cambricon Technologies, Cl A	9.5%
Montage Technology, Cl A	6.5%
Beijing Kingsoft Office Software, Cl A	5.3%
Advanced Micro-Fabrication Equipment China, Cl A	4.0%
Shanghai United Imaging Healthcare, Cl A	3.9%
Shenzhen Transsion Holdings, Cl A	3.2%
Verisilicon Microelectronics Shanghai, Cl A	2.9%
Beijing Roborock Technology, Cl A	2.8%
SUPCON Technology, Cl A	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kstr/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF: KSTR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KSTR-AR-2025

KraneShares Trust

KraneShares Hang Seng TECH Index ETF

Ticker: KTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$86	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KTEC	50.40	49.15	57.58Footnote Reference(a)	26.92Footnote Reference(b)

(a) Hang Seng TECH Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares Hang Seng TECH Index ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the Hang Seng TECH Index (the "Underlying Index"). The Underlying Index is designed to track the performance of the 30 largest technology companies listed in Hong Kong with significant revenue exposure to technology themes.

Internet and technology equities listed on the Hong Kong Stock Exchange significantly outperformed global equities, as represented by the MSCI ACWI, and China's equity markets more broadly, as represented by the MSCI China All Shares Index. Catalysts during the Period included stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. Meanwhile, DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train, potentially eliminating concerns over chip shortages for China's internet and technology firms. The Fund's inclusion of hardware companies, especially Xiaomi, led to its outperformance over China's internet equities, as hardware names were seen as beneficiaries of AI before internet firms. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees and the index's inclusion of a name indicated in U.S. Executive Order 13959/14032(1), which was not held in the portfolio during the Period, and the deduction of management fees.

(1) Executive Order 13959/14032, signed by former President Trump on November 12, 2020, prohibits U.S. investors from purchasing or transacting in securities linked to Chinese companies identified as tied to the Chinese military (CMICs). It became effective on January 11, 2021. Executive Order 14032, signed by President Biden on June 3, 2021, amends Executive Order 13959 by maintaining the investment restrictions while allowing the Treasury Secretary, in coordination with the Secretaries of State and Defense, to update the list of prohibited companies. It also outlines procedures for U.S. persons to divest from such securities.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Hang Seng TECH Index ETF - $6548	MSCI China All Shares Index (Net) (USD) - $7346	Hang Seng TECH Index (USD) - $6921
Jun/21	$10000	$10000	$10000
Mar/22	$5572	$7332	$5674
Mar/23	$5328	$6859	$5381
Mar/24	$4354	$5719	$4392
Mar/25	$6548	$7346	$6921

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Hang Seng TECH Index ETF	50.40%	-10.51%
MSCI China All Shares Index (Net) (USD)	28.47%	-7.77%
Hang Seng TECH Index (USD)	57.58%	-9.20%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on June 8, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/ktec/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,081,718	29	$84,353	86%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*Footnote Reference^

Value	Value
Consumer Staples	2.9%
Information Technology	21.4%
Communication Services	24.4%
Consumer Discretionary	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JD.com, Cl A	8.9%
Alibaba Group Holding	8.8%
Tencent Holdings	8.8%
Meituan, Cl B	8.6%
Xiaomi, Cl B	8.6%
NetEase	4.2%
XPeng, Cl A	4.1%
Kuaishou Technology, Cl B	4.0%
Li Auto, Cl A	4.0%
Lenovo Group	3.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ktec/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Hang Seng TECH Index ETF: KTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KTEC-AR-2025

KraneShares Trust

KraneShares European Carbon Allowance Strategy ETF

Ticker: KEUA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$82	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KEUA	8.05	7.73	10.49Footnote Reference(a)	12.06Footnote Reference(b)

(a) S&P Carbon Credit EUA Index

(b) The Fund is in the Morningstar U.S. ETF Commodities Focused Category.

The KraneShares European Carbon Allowance Strategy ETF seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Carbon Credit EUA Index (the "Underlying Index"), which is an index comprised of futures contracts on European carbon allowances issued by the European Union Emission Trading System that seeks to reduce greenhouse gas emissions over time.

The European carbon market closely tracked natural gas price action for most of the year, where uncertainty around the region's supply drove volatility in the market. Higher natural gas prices led to more gas-to-coal fuel switching, which, in turn, created more demand for carbon allowances and contributing positively to Fund performance. Meanwhile, global trade and tariff uncertainty added some downward pressure on prices near the end of the Period, which detracted from Fund performance. The deviation between the Fund’s performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund and the Underlying Index assuming a different return on cash collateral than that earned by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares European Carbon Allowance Strategy ETF - $9733	S&P 500 Index (TR) - $13763	S&P Carbon Credit EUA Index (USD, TR)^ - $9530
Oct/21	$10000	$10000	$10000
Mar/22	$11524	$10609	$11459
Mar/23	$13608	$9789	$13008
Mar/24	$9008	$12714	$8625
Mar/25	$9733	$13763	$9530

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares European Carbon Allowance Strategy ETF	8.05%	-0.77%
S&P 500 Index (TR)	8.25%	9.58%
S&P Carbon Credit EUA Index (USD, TR)^	10.49%	-1.37%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 4, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/keua/ for current month-end performance.

^ As of August 1, 2024, IHS Markit Carbon EUA Index's name changed to S&P Carbon Credit EUA Index.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,359,741	3	$79,253	10%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	100.9%
Collateral and Currency Management:
Short-Term Investment, GVMXX	2.7%
Exchange-Traded FundFootnote Reference**	48.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
European Union	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/keua/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares European Carbon Allowance Strategy ETF: KEUA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KEUA-AR-2025

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF

Ticker: KCCA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$69	0.79%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KCCA	-24.92	-25.34	-23.32Footnote Reference(a)	12.06Footnote Reference(b)

(a) S&P Carbon Credit CCA Index

(b) The Fund is in the Morningstar U.S. ETF Commodities Focused Category.

The KraneShares California Carbon Allowance Strategy ETF seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Carbon Credit CCA Index (the "Underlying Index"), which is an index comprised of futures contracts on California carbon allowances issued by the state's "cap and trade" program that seeks to reduce greenhouse gas emissions over time.

The market undergoes periodic reforms every few years, where the latest policy updates introduce supply-tightening measures to better align the program with accelerated emissions reduction targets. From wildfires in Southern California to shifting federal climate policies, the California Air Resources Board (CARB), which issues carbon allowances, faced added pressure and introduced new considerations for the market. That said, Governor Newsom, in collaboration with other state officials, reinforced their support for the program by announcing their intentions to extend the market beyond its sunset clause in 2030. Nonetheless, delays in CARB rulemaking negatively impacted the value of Fund investments tied to California’s carbon emission allowances and detracted from Fund performance. The deviation between the Fund’s performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund and the Underlying Index assuming a different return on cash collateral than that earned by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares California Carbon Allowance Strategy ETF - $8903	S&P 500 Index (TR) - $13763	S&P Carbon Credit CCA Index (USD, TR)^ - $9354
Oct/21	$10000	$10000	$10000
Mar/22	$10308	$10609	$10233
Mar/23	$9603	$9789	$9677
Mar/24	$11857	$12714	$12198
Mar/25	$8903	$13763	$9354

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares California Carbon Allowance Strategy ETF	-24.92%	-3.27%
S&P 500 Index (TR)	8.25%	9.58%
S&P Carbon Credit CCA Index (USD, TR)^	-23.32%	-1.90%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on October 4, 2021. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcca/ for current month-end performance.

^ As of August 1, 2024, IHS Markit Carbon CCA Index's name changed to S&P Carbon Credit CCA Index.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,082,163	3	$1,500,624	74%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	115.5%
Collateral and Currency Management:
Short-Term Investment, GVMXX	4.4%
Exchange-Traded FundFootnote Reference**	79.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
California	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcca/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF: KCCA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KCCA-AR-2025

KraneShares Trust

KraneShares KWEB Covered Call Strategy ETF

Ticker: KLIP

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares KWEB Covered Call Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares KWEB Covered Call Strategy ETF	$27	0.26%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KLIP^	10.51	10.46	N/A	26.92Footnote Reference(1)

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. To achieve its investment objective, the Fund employs a covered call strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the CSI Overseas China Internet Index or in instruments that have economic characteristics similar to those in the Index and writes (sells) covered call options on the Index or in instruments that have economic characteristics similar to writing covered call options on the Index. Currently, the Fund invests in the KraneShares CSI China Internet ETF (the "Underlying Fund"), which is an exchange-traded fund advised by Krane that seeks to track the Index, and to write (sell) covered call options on the Underlying Fund.

Elevated implied volatility in China’s internet equities led to an increase in the options premiums earned by the Fund during the Period. China's internet equities outperformed China's equity market more broadly and global equities, broadly defined, due to several positive catalysts for China's internet equities during the Period, including stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares KWEB Covered Call Strategy ETF - $12179	MSCI China All Shares Index (Net) (USD) - $10337	CSI Overseas China Internet Index - $10541
Jan/23	$10000	$10000	$10000
Mar/23	$9644	$9652	$9052
Mar/24	$11021	$8047	$7744
Mar/25	$12179	$10337	$10541

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares KWEB Covered Call Strategy ETF	10.51%	9.29%
MSCI China All Shares Index (Net) (USD)	28.47%	1.50%
CSI Overseas China Internet Index	36.11%	2.40%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on January 11, 2023. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/klip/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,568,776	9	$366,857	424%

What did the Fund invest in?

(KWEB) Industry WeightingsFootnote Reference*

Value	Value
Insurance	0.7%
Media	0.8%
Short-Term InvestmentFootnote Reference†	2.1%
Diversified Consumer Services	3.2%
Real Estate Management & Development	3.5%
Consumer Finance	3.6%
Ground Transportation	3.9%
Consumer Staples Distribution & Retail	5.3%
Internet & Catalog Retail	6.6%
Hotels, Restaurants & Leisure	6.6%
Entertainment	11.5%
Broadline Retail	25.9%
Interactive Media & Services	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from KWEB securities on loan.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	102.3%
Written Option - KWEB US, $36.30, 04/25/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $36.17, 05/02/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $36.99, 04/11/25Footnote Reference(1)	-0.2%
Written Option - KWEB US, $36.78, 04/17/25Footnote Reference(1)	-0.3%
Written Option - KWEB US, $35.58, 04/25/25Footnote Reference(1)	-0.7%
Written Option - KWEB US, $33.93, 04/04/25Footnote Reference(1)	-0.8%
Written Option - KWEB US, $35.04, 05/02/25Footnote Reference(1)	-0.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/klip/#documents or upon request at 1-855-857-2638.

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of KraneShares KWEB Covered Call Strategy ETF (the "Reverse Split"). The Reverse Split was completed after the close of business on December 31, 2024. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund by one-third, resulting in a corresponding increase in the NAV per Share. There were no changes in net assets, results of operation or total return as a result of this transaction.

Effective January 27, 2025, the KraneShares China Internet and Covered Call Strategy ETF was renamed the KraneShares KWEB Covered Call Strategy ETF.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klip/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares KWEB Covered Call Strategy ETF: KLIP

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KLIP-AR-2025

KraneShares Trust

KraneShares Dynamic Emerging Markets Strategy ETF

Ticker: KEM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Dynamic Emerging Markets Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kem/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Dynamic Emerging Markets Strategy ETF	$12	0.11%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KEM^	14.74	14.47	N/A	6.65Footnote Reference(1)

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category.

The KraneShares Dynamic Emerging Markets Strategy ETF is an active ETF that invests in other Funds to provide investors with exposure to broad Emerging Market equities while dynamically adjusting the portfolio's China weight based on fundamental, valuation and technical signals. KEM has the potential to mitigate downside risk by dynamically adjusting its allocations between the Underlying ETFs and cash and cash equivalents. By combining a strategic allocation with a systematic valuation overlay between China and the rest of Emerging Markets, KEM seeks to outperform the MSCI Emerging Markets Index ("Benchmark Index"). KEM primarily invests in the following ETFs:

• The KraneShares MSCI All China Index ETF

• The KraneShares MSCI Emerging Markets ex China Index ETF

The Fund outperformed both Emerging Markets equities, as measured by the MSCI Emerging Markets Index, and global equities, as measured by the MSCI ACWI, during the Period. The Fund's consistent overweight to China contributed positively to Fund performance. U.S. dollar strength and the anticipation of increased U.S. tariffs and protectionism weighed on Emerging Markets outside of China during the Period. Meanwhile, a re-rating of semiconductor manufacturers after their valuations reached all-time highs and DeepSeek's demonstration that large language models (LLMs) may require significantly fewer chips to train weighed on key semiconductor-producing countries, Taiwan and South Korea. China's outperformance was driven by stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts, as well as critical advancements in AI technology in the country during the Period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Dynamic Emerging Markets Strategy ETF - $11739	MSCI Emerging Markets Index (NR) (USD) - $11601
Aug/23	$10000	$10000
Mar/24	$10231	$10733
Mar/25	$11739	$11601

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Dynamic Emerging Markets Strategy ETF	14.74%	10.52%
MSCI Emerging Markets Index (NR) (USD)	8.09%	9.71%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on August 24, 2023. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kem/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,862,790	2	$4,570	3%

What did the Fund invest in?

 Asset WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares MSCI All China Index ETFFootnote Reference**	60.0%
KraneShares MSCI Emerging Markets ex China Index ETFFootnote Reference**	39.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kem/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kem/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Dynamic Emerging Markets Strategy ETF: KEM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KEM-AR-2025

KraneShares Trust

KraneShares Global Luxury Index ETF

Ticker: KLXY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$64	0.69%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KLXY	-13.44	-13.59	-13.30Footnote Reference(a)	3.50Footnote Reference(b)

(a) Solactive Global Luxury Select Index

(b) The Fund is in the Morningstar U.S. ETF Consumer Cyclical Category.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund's current index is the Solactive Global Luxury Select Index (the "Underlying Index"). The Underlying Index is a modified, free float-adjusted market capitalization-weighted index designed to measure the equity performance of companies in developed markets from global luxury-related sectors. The Underlying Index includes companies classified by the FactSet Revere Business Industry Classification system ("RBICS") as being in the travel & leisure, premium ware and apparel, luxury goods, and premium consumer goods industries that include certain luxury-related business descriptions. Solactive AG ("Index Provider") defines developed countries as the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, or United States.

The KraneShares Global Luxury Index ETF considerably underperformed global markets during the Period. This underperformance can be attributed to lackluster earnings from top luxury names and consumption lulls in key markets like China, the United States, and Europe. Additionally, the potential for increased tariffs and protectionism in the United States is expected to weigh on the sector as macroeconomic uncertainty leads to a cautious consumer. Nonetheless, luxury companies continue to breach new markets with rising incomes in Southeast Asia, India, the Middle East, and South America. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Global Luxury Index ETF - $9269	MSCI ACWI Index (Net) (USD) - $12450	Solactive Global Luxury Select Index (NR) (USD)^ - $9347
Sep/23	$10000	$10000	$10000
Mar/24	$10708	$11619	$10782
Mar/25	$9269	$12450	$9347

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Global Luxury Index ETF	-13.44%	-4.73%
MSCI ACWI Index (Net) (USD)	7.15%	15.01%
Solactive Global Luxury Select Index (NR) (USD)^	-13.30%	-4.22%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on September 6, 2023. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/klxy/ for current month-end performance.

^ As of August 1, 2024, Solactive Global Luxury Index's name changed to Solactive Global Luxury Select Index.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,870,891	28	$21,332	55%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Value	Value
China	0.7%
Germany	0.8%
United Kingdom	1.0%
Denmark	4.6%
Japan	7.6%
Switzerland	11.3%
Italy	11.5%
United States	23.8%
France	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cie Financiere Richemont, Cl A	9.5%
LVMH Moet Hennessy Louis Vuitton	9.3%
L'Oreal	9.0%
Hermes International	8.0%
EssilorLuxottica	7.0%
Estee Lauder, Cl A	4.6%
Pandora	4.6%
Moncler	4.6%
Tapestry	4.5%
Kao	4.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klxy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Global Luxury Index ETF: KLXY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KLXY-AR-2025

KraneShares Trust

KraneShares Rockefeller℠ Ocean Engagement ETF

Ticker: KSEA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Rockefeller℠ Ocean Engagement ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/ksea/. You can also request this information by contacting us at 1-855-857-2638. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Rockefeller℠ Ocean Engagement ETF	$86	0.86%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KSEA^	0.44	-0.41	N/A	-7.73Footnote Reference(1)

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF Miscellaneous Sector Category.

The KraneShares RockefellerSM Ocean Engagement ETF seeks to provide exposure to the rise of the "blue economy" by allocating to public companies whose business activities are materially based in and actively beneficial for the ocean. The Fund's sub-advisor, Rockefeller Asset Management LLC, proactively engages with companies held by the Fund on ocean-related matters in pursuit of healthier oceans and outperformance versus its benchmark, the MSCI All Country World Index. Holdings include companies from diverse sectors such as aquaculture, commercial fishing, waste management, renewable energy, and logistics, among others.

The Fund underperformed global markets during the Period. This underperformance was largely attributable to the energy and healthcare sectors, the worst-performing sectors within the Fund. Industrial and consumer discretionary names did help boost the Fund's overall performance. The waste management space, to which the Fund maintained a meaningful exposure during the Period, experienced solid returns, driven by a focus on technology and automation and multiple mergers and acquisitions to help improve efficiency.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Rockefeller℠ Ocean Engagement ETF - $10786	MSCI ACWI Index (Net) (USD) - $12401
Sep/23	$10000	$10000
Mar/24	$10739	$11574
Mar/25	$10786	$12401

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Since Inception
KraneShares Rockefeller℠ Ocean Engagement ETF	0.44%	4.99%
MSCI ACWI Index (Net) (USD)	7.15%	14.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on September 11, 2023. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/ksea/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,646,138	41	$23,111	46%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*Footnote Reference^

Value	Value
Health Care	4.4%
Utilities	6.1%
Information Technology	8.7%
Materials	11.2%
Consumer Discretionary	11.2%
Consumer Staples	17.9%
Industrials	38.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Waste Management	4.2%
Crown Holdings	3.9%
Teledyne Technologies	3.7%
Loblaw	3.7%
Republic Services, Cl A	3.5%
Trimble	3.5%
SSE PLC	3.5%
Amazon.com	3.2%
Bureau Veritas	3.2%
Jeronimo Martins	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/ksea/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ksea/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Rockefeller℠ Ocean Engagement ETF: KSEA

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KSEA-AR-2025

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF

Ticker: KSPY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from July 15, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$50	0.69%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KSPY*	2.91	2.71	3.90Footnote Reference(a)	5.71Footnote Reference(b)

*Return since Fund inception on July 15, 2024 (less than one year)

(a) Hedgeye Hedged Equity Index

(b) The Fund is in the Morningstar U.S. ETF Equity Hedged Category.

The KraneShares Hedgeye Hedged Equity Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Hedgeye Hedged Equity Index (the "Underlying Index"). The Underlying Index is designed to track the performance of a portfolio of large-cap securities subject to downside hedging and seeking to exhibit less volatility than a portfolio of large-cap securities alone. The Underlying Index models an investment in the S&P 500 Index, the purchase and sale of put options on the S&P 500 Index and Flexible Exchange® Options (“FLEX Options”) on an ETF that tracks the S&P 500 Index or a similar large-cap securities index, and the sale of call options on the S&P 500 Index. Fund assets not invested in options are invested in an ETF that seeks to track the S&P 500 Index.

The Fund underperformed the U.S. equity market, as measured by the S&P 500 Index, for most of the Period since its inception. However, the Fund began outperforming the U.S. equity market when U.S. equities entered a downtrend in mid-February 2025. At this point, widespread macroeconomic uncertainty spread among investors regarding tariffs, inflation, and the Federal Reserve's rate cut trajectory due to the Fund's use of a downside hedge against broader market declines. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Hedgeye Hedged Equity Index ETF - $10291	S&P 500 Index (TR) - $10060	Hedgeye Hedged Equity Index (PR) (USD) - $10390
Jul/15/24	$10000	$10000	$10000
Jul/24	$10004	$9810	$10010
Aug/24	$9940	$10048	$10001
Sep/24	$10064	$10262	$10102
Oct/24	$10092	$10169	$10114
Nov/24	$10456	$10766	$10514
Dec/24	$10368	$10509	$10446
Jan/25	$10599	$10802	$10692
Feb/25	$10579	$10661	$10673
Mar/25	$10291	$10060	$10390

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	Cumulative Since Inception
KraneShares Hedgeye Hedged Equity Index ETF	2.91%
S&P 500 Index (TR)	0.60%
Hedgeye Hedged Equity Index (PR) (USD)	3.90%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 15, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kspy/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$13,967,769	4	$40,811	2%

What did the Fund invest in?

S&P 500 Top ConstituentsFootnote Reference*

Value	Value
UNITEDHEALTH GROUP INC	1.0%
EXXON MOBIL CORP	1.1%
VISA INC-CLASS A SHARES	1.3%
ELI LILLY & CO	1.4%
JPMORGAN CHASE & CO	1.4%
TESLA INC	1.5%
ALPHABET INC-CL C	1.6%
BROADCOM INC	1.7%
ALPHABET INC-CL A	1.9%
BERKSHIRE HATHAWAY INC-CL B	2.1%
META PLATFORMS INC-CLASS A	2.7%
AMAZON.COM INC	3.8%
NVIDIA CORP	5.6%
MICROSOFT CORP	5.9%
APPLE INC	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	96.1%
Purchased Option - S&P 500 Index, $5,780.00, 04/17/25Footnote Reference(1)	3.3%
Written Option - SPDR S&P 500 Index, $576.67, 04/17/25Footnote Reference(1)	-0.4%
Written Option - S&P 500 Index, $5,520.00, 04/17/25Footnote Reference(1)	-1.1%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kspy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF: KSPY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KSPY-AR-2025

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF

Ticker: AGIX

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from July 17, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$70	0.99%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
AGIX*^	-1.24	-1.52	N/A	2.49Footnote Reference(1)

*Return since Fund inception on July 17, 2024 (less than one year)

^ Fund is actively managed and does not track an Underlying Index

(1) The Fund is in the Morningstar U.S. ETF Technology Category.

Under normal circumstances, the KraneShares Artificial Intelligence & Technology ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of artificial intelligence (AI) and technology companies and other instruments that have economic characteristics similar to such securities. The Fund considers a company to be an "AI and Technology" company if it is classified in the Technology economy within the FactSet Revere Business Industry Classification system (RBICS), which requires a company to generate at least 50% of its revenue from within the Technology economy, and has an AI Exposure Score greater than zero. An "AI and Technology" company will generally operate in the following industries, as categorized by RBICS: computer peripherals, data processing services, information technology services, internet retail, internet software/services, packaged software, semiconductors, or telecommunications equipment. An AI Exposure Score is a proprietary score used by the Underlying Index (as defined below) that attempts to quantify the exposure of a company with regard to AI. It is measured in a range from 0 (no exposure) to 5 (highest exposure) and is based on the company's public business descriptions, public filings, press releases, and financial disclosures that directly indicate involvement in AI-related business or the incorporation of AI technologies into their key operations, offerings and research and development activities.

U.S. AI equities underperformed global equities, as measured by the MSCI ACWI, during the Period. Uncertainty surrounding tariffs, the U.S. Federal Reserve's rate cut trajectory, and inflation weighed on U.S.-listed equities. The Fund's holdings in AI stocks were disproportionately affected due to their elevated valuations at launch. The Fund acquired a position in the privately-held company Anthropic during the Period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Artificial Intelligence and Technology ETF - $9876	S&P 500 Index (TR) - $10138	Solactive Etna Artificial General Intelligence Index (NR) (USD) - $9724
Jul/17/24	$10000	$10000	$10000
Jul/24	$9748	$9885	$9693
Aug/24	$9832	$10125	$9764
Sep/24	$10164	$10341	$10090
Oct/24	$10284	$10247	$10226
Nov/24	$11272	$10849	$11211
Dec/24	$11389	$10590	$11328
Jan/25	$12056	$10885	$12000
Feb/25	$11285	$10743	$11172
Mar/25	$9876	$10138	$9724

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	Cumulative Since Inception
KraneShares Artificial Intelligence and Technology ETF	-1.24%
S&P 500 Index (TR)	1.38%
Solactive Etna Artificial General Intelligence Index (NR) (USD)	-2.76%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 17, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/agix/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,140,948	45	$72,002	49%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Industrials	0.9%
Health Care	1.5%
Consumer Discretionary	10.1%
Communication Services	13.2%
Information Technology	74.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meta Platforms, Cl A	8.0%
Microsoft	6.0%
Amazon.com	5.2%
Anthropic	4.5%
Apple	4.1%
NVIDIA	4.0%
Alphabet, Cl A	3.5%
Salesforce	3.5%
ServiceNow	3.3%
SAP	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/agix/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF: AGIX

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2025

AGIX-AR-2025

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF

Ticker: KCSH

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from July 25, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$14	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KCSH*	3.43	3.43	3.51Footnote Reference(a)	5.51Footnote Reference(b)

*Return since Fund inception on July 25, 2024 (less than one year)

(a) Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index

(b) The Fund is in the Morningstar U.S. ETF Ultrashort Bond Category

The KraneShares Sustainable Ultra Short Duration Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive ISS Sustainable Select 0-1 Year USD Corporate Investment Grade (“IG”) Index (the "Underlying Index"). The Underlying Index is designed to measure the performance of U.S. dollar denominated investment grade corporate debt securities with a maturity of up to one year that are compatible with the principal objective of the Paris Agreement, which seeks to limit temperature increases in this century to well below 2 degrees Celsius, and preferably to 1.5 degrees Celsius, above pre-industrial levels (i.e., carbon reduction target levels).

Volatility in global markets led to a shift toward the relative safety of cash-like investments, contributing to the Fund's positive performance for the Period. Furthermore, potential tariffs increased uncertainty around future inflation and interest rate trends, leading to increased demand for ultrashort bonds, which carry less interest rate risk than longer-term fixed income instruments. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares Sustainable Ultra Short Duration Index ETF - $10343	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $10366	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD) - $10351
Jul/25/24	$10000	$10000	$10000
Jul/24	$10012	$10121	$10012
Aug/24	$10065	$10266	$10065
Sep/24	$10112	$10404	$10116
Oct/24	$10148	$10146	$10153
Nov/24	$10185	$10253	$10192
Dec/24	$10226	$10085	$10235
Jan/25	$10272	$10139	$10277
Feb/25	$10304	$10362	$10311
Mar/25	$10343	$10366	$10351

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	Cumulative Since Inception
KraneShares Sustainable Ultra Short Duration Index ETF	3.43%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.66%
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)	3.51%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on July 25, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcsh/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$210,406,563	177	$295,041	0%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
9-12 Months	13.8%
6-9 Months	11.7%
3-6 Months	21.0%
0-3 Months	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Microsoft	3.125%	11/03/25	1.4%
Manufacturers & Traders Trust	4.650%	01/27/26	1.3%
Truist Financial	3.700%	06/05/25	1.0%
Toronto-Dominion Bank	1.150%	06/12/25	1.0%
American Express	4.900%	02/13/26	1.0%
Bank of Nova Scotia	4.750%	02/02/26	1.0%
Australia & New Zealand Banking Group NY	5.375%	07/03/25	1.0%
Bank of Nova Scotia	5.450%	06/12/25	1.0%
Royal Bank of Canada	4.950%	04/25/25	1.0%
United Parcel Service	3.900%	04/01/25	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcsh/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF: KCSH

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KCSH-AR-2025

KraneShares Trust

KraneShares China Alpha Index ETF

Ticker: KCAI

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares China Alpha Index ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$50	0.79%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
KCAI*	11.02	10.93	11.78Footnote Reference(a)	26.92Footnote Reference(b)

*Return since Fund inception on August 27, 2024 (less than one year)

(a) Qi China Alpha Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares Qi China Alpha Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Qi China Alpha Index (the "Underlying Index"). The Underlying Index seeks to provide a total return that exceeds the CSI 300 Index (the "Benchmark Index") using an automated algorithmic machine learning investment process ("AI Process") developed by Quant Insight Ltd. ("Index Provider"). The CSI 300 Index is a free-float capitalization-weighted index that tracks the performance of China A-Shares issued by the 300 largest companies by market capitalization and liquidity traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange.

The Fund underperformed China's broad equity market, as represented by the MSCI China All Shares Index, during the Period, due to its investing only in China’s A-shares market during a period when China’s offshore issuers recorded higher performance. The Fund’s overweight to Financials and Industrials and underweight to both Information Technology and Consumer Discretionary led it to underperform the Benchmark Index.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	KraneShares China Alpha Index ETF - $11102	MSCI China All Shares Index (Net) (USD) - $12627	Qi China Alpha Index - $11178
Aug/27/24	$10000	$10000	$10000
Aug/24	$10108	$10086	$10116
Sep/24	$11756	$12426	$11808
Oct/24	$10988	$11770	$11046
Nov/24	$10784	$11390	$10847
Dec/24	$11057	$11561	$11128
Jan/25	$11098	$11525	$11179
Feb/25	$10938	$12454	$11013
Mar/25	$11102	$12627	$11178

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	Cumulative Since Inception
KraneShares China Alpha Index ETF	11.02%
MSCI China All Shares Index (Net) (USD)	26.27%
Qi China Alpha Index	11.78%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on August 27, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kcai/ for current month-end performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,858,680	35	$44,215	149%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	8.7%
Information Technology	14.5%
Materials	15.7%
Industrials	17.2%
Financials	43.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zijin Mining Group, Cl A	3.6%
COSCO SHIPPING Holdings, Cl A	3.3%
Eoptolink Technology, Cl A	3.3%
Huaxia Bank, Cl A	3.3%
Satellite Chemical, Cl A	3.3%
Bank of Shanghai, Cl A	3.2%
China Construction Bank, Cl A	3.2%
China Galaxy Securities, Cl A	3.2%
Fuyao Glass Industry Group, Cl A	3.2%
Shanghai International Port Group, Cl A	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcai/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares China Alpha Index ETF: KCAI

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

KCAI-AR-2025

KraneShares Trust

KraneShares Man Buyout Beta Index ETF

Ticker: BUYO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about the KraneShares Man Buyout Beta Index ETF (the "Fund") for the period from October 7, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://kraneshares.com/buyo/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Man Buyout Beta Index ETF	$41	0.89%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2025 ("Period"), the Fund delivered the following returns:

Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)	Morningstar Peer Group Median Return (%)
BUYO*	-9.16	-9.20	-8.73Footnote Reference(a)	1.24Footnote Reference(b)

*Return since Fund inception on October 7, 2024 (less than one year)

(a) Man Buyout Beta Index

(b) The Fund is in the Morningstar U.S. ETF Mid-Cap Blend Category

The KraneShares Man Buyout Beta Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund's current index is the Man Buyout Beta Index (the "Underlying Index"). The Underlying Index is designed to provide a proxy for private equity performance and risk exposures by focusing on small- and mid-capitalization stocks with characteristics similar to companies in private equity buyout funds. A "buyout" fund is a type of fund that targets companies for acquisition or control in an attempt to enhance the value of those acquired companies. The Fund does not invest directly in private equity funds or the privately-held shares of companies, and the Fund will not attempt to acquire or control private companies.

The Fund slightly underperformed the small to mid-capitalization U.S. equity market, as represented by the Russell 2,500 Index, during the Period. Small to mid-capitalization stocks are generally affected disproportionately during times of macroeconomic uncertainty. Heightened levels of uncertainty were introduced in mid-February 2025, which weighed on the companies held within the Fund. During the Period, a New Mexico utility company held by the Fund entered into strategic talks with a private buyer about a potential takeover. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,216,953	304	$46,688	27%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.9%
Energy	2.7%
Consumer Staples	3.7%
Communication Services	5.0%
Materials	7.6%
Financials	8.7%
Health Care	11.7%
Consumer Discretionary	13.1%
Industrials	20.1%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Elastic	1.7%
Encompass Health	1.6%
News	1.5%
Nutanix, Cl A	1.4%
Q2 Holdings	1.2%
Option Care Health	1.1%
QIAGEN	1.1%
Light & Wonder	1.0%
Pegasystems	1.0%
Pentair	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/buyo/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares Man Buyout Beta Index ETF: BUYO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2025

BUYO-AR-2025

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, and any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$662,000	$0	N/A	$587,250	$0	N/A
(b)	Audit-Related Fees	$7,500	$0	N/A	$0	$0	N/A
(c)	Tax Fees(1)	$172,195	$0	N/A	$178,000	$0	N/A
(d)	All Other Fees	$4,076	$0	N/A	$9,000	$0	N/A

Notes:

(1) These services included tax return preparation and tax compliance for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes-Oxley Act of 2002, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees, Messrs. Luis Berruga, John Ferguson and Matthew Stroyman.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF

(formerly, KraneShares Asia Pacific High Income Bond ETF)

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares Global Carbon Strategy ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

(formerly, KFA Mount Lucas Managed Futures Index Strategy ETF)

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares KWEB Covered Call Strategy ETF

(formerly, KraneShares China Internet and Covered Call Strategy ETF)

KraneShares Dynamic Emerging Markets Strategy ETF

KraneShares Global Luxury Index ETF

KraneShares RockefellerSM Ocean Engagement ETF

KraneShares Hedgeye Hedged Equity Index ETF

KraneShares Artificial Intelligence and Technology ETF

KraneShares Sustainable Ultra Short Duration Index ETF

KraneShares China Alpha Index ETF

KraneShares Man Buyout Beta Index ETF

March 31, 2025

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments March 31, 2025

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 40.7%
Autohome ADR	3,287,917	$91,141,059
Baidu, Cl A*	25,946,134	299,969,764
Bilibili, Cl Z*	12,059,984	230,494,919
China Literature*	20,268,600	67,081,790
Cloud Music*	2,720,700	51,649,344
iQIYI ADR*(A)	25,018,062	56,540,820
JOYY ADR*	1,455,698	61,110,202
Kanzhun ADR*	18,919,351	362,683,959
Kingsoft	38,315,200	185,412,809
Kuaishou Technology, Cl B*	47,288,700	330,339,556
NetEase	15,159,705	307,858,744
Tencent Holdings	13,673,675	873,464,580
Tencent Music Entertainment Group ADR	22,283,502	321,105,264
Weibo ADR	4,020,844	38,077,393
		3,276,930,203
Consumer Discretionary — 42.3%
Alibaba Group Holding	59,489,264	978,705,936
JD.com, Cl A	15,074,540	311,554,314
Meituan, Cl B*	26,765,447	535,976,330
PDD Holdings ADR*	4,669,411	552,624,792
TAL Education Group ADR*	19,870,480	262,489,041
Tongcheng Travel Holdings	56,785,800	152,907,023
Trip.com Group	5,926,000	376,415,974
Vipshop Holdings ADR	14,692,340	230,375,891
		3,401,049,301
Consumer Staples — 5.3%
Alibaba Health Information Technology*(A)	271,106,000	164,120,826
East Buy Holding*(A)	22,005,000	36,032,505
JD Health International*	53,510,587	227,995,830
		428,149,161
Financials — 4.3%
Qifu Technology ADR	6,542,659	293,830,816
ZhongAn Online P&C Insurance, Cl H*(A)	35,469,300	55,709,271
		349,540,087
Industrials — 3.9%
Full Truck Alliance ADR	24,355,618	311,021,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.5%
KE Holdings ADR	13,839,228	$278,030,091

TOTAL CHINA		8,044,720,085

TOTAL COMMON STOCK (Cost $7,227,937,819)		8,044,720,085

SHORT-TERM INVESTMENT — 2.1%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.290%(B)(C)	170,008,414	170,008,414
TOTAL SHORT-TERM INVESTMENT (Cost $170,008,414)		170,008,414

TOTAL INVESTMENTS — 102.1% (Cost $7,397,946,233)		8,214,728,499
OTHER ASSETS LESS LIABILITIES – (2.1)%		(167,511,418)
NET ASSETS - 100%		$8,047,217,081

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2025.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2025 was $170,008,414.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Communication Services — 1.1%
China United Network Communications, Cl A	1,778,100	$1,360,635
Focus Media Information Technology, Cl A	807,702	780,367
		2,141,002
Consumer Discretionary — 7.9%
BYD, Cl A	203,100	10,479,389
Midea Group, Cl A	411,100	4,441,480
		14,920,869
Consumer Staples — 11.6%
Foshan Haitian Flavouring & Food, Cl A	216,242	1,207,710
Inner Mongolia Yili Industrial Group, Cl A	297,012	1,147,841
Kweichow Moutai, Cl A	56,289	12,093,082
Luzhou Laojiao, Cl A	68,846	1,229,126
Muyuan Foods, Cl A	255,045	1,359,486
Shanxi Xinghuacun Fen Wine Factory, Cl A	57,316	1,690,317
Wuliangye Yibin, Cl A	182,179	3,293,358
		22,020,920
Energy — 3.1%
China Petroleum & Chemical, Cl A	1,707,440	1,346,513
China Shenhua Energy, Cl A	349,047	1,842,298
PetroChina, Cl A	1,137,400	1,286,754
Shaanxi Coal Industry, Cl A	513,016	1,398,705
		5,874,270
Financials — 23.4%
Agricultural Bank of China, Cl A	5,376,407	3,832,944
Bank of China, Cl A	2,218,500	1,709,850
Bank of Communications, Cl A	2,478,799	2,541,606
Bank of Ningbo, Cl A	417,018	1,481,909
China Merchants Bank, Cl A	1,302,867	7,762,440
China Pacific Insurance Group, Cl A	432,114	1,912,604
CITIC Securities, Cl A	773,521	2,823,295
East Money Information, Cl A	997,031	3,098,440
Guotai Junan Securities, Cl A	852,300	2,017,584
Industrial & Commercial Bank of China, Cl A	3,973,026	3,767,482
Industrial Bank, Cl A	1,311,722	3,899,475
Ping An Bank, Cl A	1,225,467	1,899,112
Ping An Insurance Group of China, Cl A	679,698	4,829,795
Shanghai Pudong Development Bank, Cl A	1,853,646	2,660,858
		44,237,394
Health Care — 5.9%
Jiangsu Hengrui Pharmaceuticals, Cl A	861,187	5,831,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	163,453	$5,264,042
		11,095,446
Industrials — 14.6%
Beijing-Shanghai High Speed Railway, Cl A	4,284,600	3,284,551
China State Construction Engineering, Cl A	3,605,018	2,609,780
Contemporary Amperex Technology, Cl A	367,251	12,784,716
COSCO SHIPPING Holdings, Cl A	1,113,530	2,229,849
CRRC, Cl A	2,122,709	2,062,556
NARI Technology, Cl A	700,815	2,112,312
SF Holding, Cl A	420,259	2,494,057
		27,577,821
Information Technology — 17.3%
BOE Technology Group, Cl A	5,763,445	3,291,856
Cambricon Technologies, Cl A*	65,102	5,582,040
Foxconn Industrial Internet, Cl A	2,065,700	5,646,211
Hygon Information Technology, Cl A	362,448	7,048,528
Luxshare Precision Industry, Cl A	1,129,050	6,353,907
NAURA Technology Group, Cl A	82,688	4,734,198
		32,656,740
Materials — 9.3%
Wanhua Chemical Group, Cl A	705,599	6,526,832
Zijin Mining Group, Cl A	4,423,142	11,030,613
		17,557,445
Real Estate — 0.9%
China Merchants Shekou Industrial Zone Holdings, Cl A	657,800	830,183
Poly Developments and Holdings Group, Cl A	869,077	987,982
		1,818,165
Utilities — 4.4%
China National Nuclear Power, Cl A	1,433,500	1,817,054
China Yangtze Power, Cl A	1,705,070	6,526,101
		8,343,155
TOTAL CHINA		188,243,227

TOTAL COMMON STOCK (Cost $183,488,596)		188,243,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	58,879	$—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $183,488,596)		188,243,227
OTHER ASSETS LESS LIABILITIES – 0.5%		877,775
NET ASSETS - 100%		$189,121,002

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$188,243,227	$—	$—		$188,243,227
Total Common Stock	188,243,227	—	—		188,243,227
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$188,243,227	$—	$—		$188,243,227

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.3%
Communication Services — 14.8%
Autohome ADR	586	$16,244
Baidu, Cl A*	7,350	84,975
Bilibili, Cl Z*	1,420	27,140
Focus Media Information Technology, Cl A	32,200	31,110
Kanzhun ADR*	1,346	25,803
Kingsoft	11,000	53,231
Kuaishou Technology, Cl B*	8,100	56,583
NetEase	5,600	113,723
Tencent Holdings	16,258	1,038,549
Tencent Music Entertainment Group ADR	4,102	59,110
		1,506,468
Consumer Discretionary — 24.0%
Alibaba Group Holding	42,624	701,242
ANTA Sports Products	5,200	57,078
BYD, Cl A	2,100	108,354
BYD, Cl H	3,500	176,703
China Tourism Group Duty Free, Cl A	2,600	21,542
Chongqing Changan Automobile, Cl A	16,038	28,761
Fuyao Glass Industry Group, Cl A	6,100	49,172
Geely Automobile Holdings	26,000	55,607
Great Wall Motor, Cl H	18,500	32,338
H World Group ADR	877	32,458
Haier Smart Home, Cl A	22,200	76,610
Huayu Automotive Systems, Cl A	5,200	12,925
JD.com, Cl A	7,521	155,441
Li Auto, Cl A*	3,900	49,650
Li Ning	8,500	17,393
Meituan, Cl B*	14,365	287,658
New Oriental Education & Technology Group	6,400	30,066
NIO, Cl A*	6,080	22,623
PDD Holdings ADR*	1,704	201,668
SAIC Motor, Cl A	13,157	28,592
Shenzhou International Group Holdings	4,300	32,276
TAL Education Group ADR*	3,240	42,800
TravelSky Technology, Cl H	8,000	11,887
Trip.com Group	1,800	114,335
Vipshop Holdings ADR	2,071	32,473
Yum China Holdings	1,355	70,541
		2,450,193
Consumer Staples — 7.5%
Alibaba Health Information Technology*	30,000	18,161
Anhui Gujing Distillery, Cl A	1,400	32,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
China Mengniu Dairy	16,000	$39,484
China Resources Beer Holdings	8,000	28,894
Foshan Haitian Flavouring & Food, Cl A	6,533	36,487
Guangdong Haid Group, Cl A	5,500	37,810
Henan Shuanghui Investment & Development, Cl A	5,800	21,529
Inner Mongolia Yili Industrial Group, Cl A	8,700	33,622
Jiangsu Yanghe Distillery, Cl A	1,800	18,890
Kweichow Moutai, Cl A	1,000	214,839
Luzhou Laojiao, Cl A	2,600	46,418
Muyuan Foods, Cl A	9,702	51,715
New Hope Liuhe, Cl A*	15,200	19,372
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,860	54,854
Tingyi Cayman Islands Holding	16,000	26,858
Want Want China Holdings	26,000	16,374
Wuliangye Yibin, Cl A	3,600	65,079
		763,190
Energy — 3.4%
China Oilfield Services, Cl H	18,000	14,830
China Petroleum & Chemical, Cl A	52,400	41,324
China Petroleum & Chemical, Cl H	108,500	57,177
China Shenhua Energy, Cl H	13,000	52,717
PetroChina, Cl A	25,200	28,509
PetroChina, Cl H	75,984	61,429
Shaanxi Coal Industry, Cl A	13,400	36,534
Shanxi Lu’an Environmental Energy Development, Cl A	8,700	14,404
Yankuang Energy Group, Cl H	35,300	36,614
		343,538
Financials — 24.1%
Agricultural Bank of China, Cl A	98,600	70,294
Agricultural Bank of China, Cl H	117,397	70,616
Bank of Beijing, Cl A	31,600	26,268
Bank of China, Cl A	39,000	30,058
Bank of China, Cl H	232,396	140,089
Bank of Communications, Cl A	49,200	50,447
Bank of Communications, Cl H	47,000	42,045
Bank of Hangzhou, Cl A	16,000	31,798
Bank of Jiangsu, Cl A	25,000	32,687
Bank of Nanjing, Cl A	15,900	22,605
Bank of Ningbo, Cl A	8,100	28,784
Bank of Shanghai, Cl A	20,904	28,338
China CITIC Bank, Cl H	36,000	28,179
China Construction Bank, Cl A	13,500	16,406
China Construction Bank, Cl H	269,000	237,873
China Everbright Bank, Cl A	61,900	32,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Galaxy Securities, Cl H	43,500	$43,275
China Life Insurance, Cl H	26,483	51,058
China Merchants Bank, Cl A	20,000	119,159
China Merchants Bank, Cl H	14,500	85,543
China Merchants Securities, Cl A	10,700	26,169
China Minsheng Banking, Cl A	57,400	30,810
China Minsheng Banking, Cl H	49,500	22,268
China Pacific Insurance Group, Cl A	8,100	35,852
China Pacific Insurance Group, Cl H	12,200	38,339
CITIC Securities, Cl A	12,745	46,518
CITIC Securities, Cl H	9,000	23,424
East Money Information, Cl A	17,700	55,006
Everbright Securities, Cl A	11,600	27,220
GF Securities, Cl A	11,400	25,292
Guosen Securities, Cl A	12,300	17,368
Guotai Junan Securities, Cl A	9,300	22,015
Huatai Securities, Cl A	13,400	30,504
Huatai Securities, Cl H	10,400	16,682
Huaxia Bank, Cl A	20,800	22,415
Industrial & Commercial Bank of China, Cl A	75,400	71,499
Industrial & Commercial Bank of China, Cl H	186,441	132,756
Industrial Bank, Cl A	22,500	66,888
Industrial Securities, Cl A	31,169	25,224
New China Life Insurance, Cl A	4,500	31,895
New China Life Insurance, Cl H	6,200	23,628
Orient Securities, Cl A	15,900	20,658
People’s Insurance Group of China, Cl H	61,452	31,752
PICC Property & Casualty, Cl H	33,510	61,935
Ping An Bank, Cl A	22,391	34,699
Ping An Insurance Group of China, Cl A	11,500	81,717
Ping An Insurance Group of China, Cl H	21,500	127,945
Postal Savings Bank of China, Cl H	30,000	18,547
Qifu Technology ADR	642	28,832
Shanghai Pudong Development Bank, Cl A	32,200	46,222
Shenwan Hongyuan Group, Cl A	36,900	25,037
		2,456,841
Health Care — 3.8%
Beijing Tong Ren Tang, Cl A	2,444	12,308
Changchun High-Tech Industry Group, Cl A	1,600	21,536
CSPC Pharmaceutical Group	51,520	32,712
Genscript Biotech*	16,000	25,418
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	3,600	13,110
Huadong Medicine, Cl A	3,380	17,072
Innovent Biologics*	3,500	20,963

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Jiangsu Hengrui Pharmaceuticals, Cl A	6,316	$42,768
Shanghai Fosun Pharmaceutical Group, Cl A	4,400	15,036
Shanghai Pharmaceuticals Holding, Cl A	8,400	21,446
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,200	38,646
Sinopharm Group, Cl H	7,200	16,695
Wuxi Biologics Cayman*	21,000	73,011
Yunnan Baiyao Group, Cl A	2,440	19,074
Zhangzhou Pientzehuang Pharmaceutical, Cl A	800	22,269
		392,064
Industrials — 6.2%
AECC Aviation Power, Cl A	4,400	21,928
Beijing-Shanghai High Speed Railway, Cl A	24,100	18,475
China Eastern Airlines, Cl A*	27,600	13,789
China Energy Engineering, Cl A	89,736	28,035
China Merchants Port Holdings	19,998	34,443
China Railway Group, Cl H	29,000	12,785
China Southern Airlines, Cl A*	25,900	20,247
CITIC	26,780	33,043
Contemporary Amperex Technology, Cl A	3,900	135,767
COSCO SHIPPING Holdings, Cl A	21,320	42,693
Daqin Railway, Cl A	17,400	15,662
Fosun International	19,000	10,183
Metallurgical Corp of China, Cl A	45,800	19,036
Power Construction Corp of China, Cl A	26,200	17,272
Sany Heavy Industry, Cl A	15,200	39,894
SF Holding, Cl A	5,100	30,266
Shanghai International Airport, Cl A	2,400	10,679
Weichai Power, Cl A	19,488	44,014
Zhejiang Chint Electrics, Cl A	4,300	13,937
Zhejiang Huayou Cobalt, Cl A	2,704	12,679
Zhuzhou CRRC Times Electric, Cl H	3,500	14,485
Zoomlion Heavy Industry Science and Technology, Cl A	18,100	18,733
ZTO Express Cayman	1,400	27,621
		635,666
Information Technology — 6.4%
BOE Technology Group, Cl A	53,900	30,785
Foxconn Industrial Internet, Cl A	12,100	33,073
Iflytek, Cl A	3,600	23,569
Kingdee International Software Group*	18,000	30,446
Lenovo Group	36,000	48,492
LONGi Green Energy Technology, Cl A	10,828	23,620
Luxshare Precision Industry, Cl A	8,774	49,377
Sunny Optical Technology Group	3,400	31,180
Unigroup Guoxin Microelectronics, Cl A	2,619	23,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B*	48,200	$304,801
Yonyou Network Technology, Cl A*	6,025	12,488
Zhongji Innolight, Cl A	1,200	16,291
ZTE, Cl H	8,600	26,363
		654,181
Materials — 3.8%
Anhui Conch Cement, Cl A	6,000	20,058
Anhui Conch Cement, Cl H	8,000	22,621
Baoshan Iron & Steel, Cl A	32,100	31,809
China National Building Material, Cl H	20,000	10,308
China Northern Rare Earth Group High-Tech, Cl A	11,800	36,800
CMOC Group, Cl H	54,000	44,420
Ganfeng Lithium Group, Cl A	3,520	16,389
Inner Mongolia BaoTou Steel Union, Cl A*	72,000	17,738
Rongsheng Petrochemical, Cl A	14,150	16,768
Shandong Hualu Hengsheng Chemical, Cl A	6,140	18,675
Tianqi Lithium, Cl A	2,640	11,016
Wanhua Chemical Group, Cl A	3,300	30,525
Zhejiang NHU, Cl A	7,932	24,432
Zijin Mining Group, Cl A	21,800	54,366
Zijin Mining Group, Cl H	16,000	36,359
		392,284
Real Estate — 2.1%
China Merchants Shekou Industrial Zone Holdings, Cl A	10,200	12,873
China Overseas Land & Investment	18,839	33,657
China Resources Land	15,214	50,451
China Vanke, Cl A*	11,743	11,394
China Vanke, Cl H*	27,900	19,866
KE Holdings ADR	2,411	48,437
Longfor Group Holdings	10,500	13,239
Poly Developments and Holdings Group, Cl A	18,700	21,259
		211,176
Utilities — 3.2%
China Gas Holdings	16,800	15,309
China Longyuan Power Group, Cl H	18,000	14,413
China Resources Gas Group	8,700	25,942
China Resources Power Holdings	16,000	37,963
China Yangtze Power, Cl A	24,100	92,242
ENN Energy Holdings	3,282	27,082
Guangdong Investment	18,000	13,233
Huadian Power International, Cl A	31,800	25,166
Huaneng Power International, Cl H	51,077	29,608
Kunlun Energy	18,000	17,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Sichuan Chuantou Energy, Cl A	15,200	$33,555
		332,073
TOTAL CHINA		10,137,674

HONG KONG — 0.2%
Health Care — 0.2%
Sino Biopharmaceutical	51,500	24,822
TOTAL HONG KONG		24,822

TOTAL COMMON STOCK (Cost $10,133,896)		10,162,496

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	428	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $10,133,896)		10,162,496
OTHER ASSETS LESS LIABILITIES – 0.5%		47,232
NET ASSETS - 100%		$10,209,728

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$10,137,674	$—	$—		$10,137,674
Hong Kong	24,822	—	—		24,822
Total Common Stock	10,162,496	—	—		10,162,496
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$10,162,496	$—	$—		$10,162,496

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Index ETF (concluded)

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 44.6%
Energy — 2.4%
China Petroleum & Chemical, Cl H	138,000	$72,722
CNOOC Energy Technology & Services, Cl A	11,700	6,473
		79,195
Financials — 5.3%
Bank of Changsha, Cl A	6,700	8,465
Bank of Chengdu, Cl A	7,000	16,561
Bank of Hangzhou, Cl A	10,200	20,271
Bank of Jiangsu, Cl A	30,555	39,950
Bank of Nanjing, Cl A	18,591	26,431
Bank of Ningbo, Cl A	11,146	39,608
Bank of Suzhou, Cl A	6,500	7,049
Chongqing Rural Commercial Bank, Cl A	14,800	12,385
		170,720
Industrials — 16.2%
Beijing New Building Materials, Cl A	2,908	11,647
Beijing-Shanghai High Speed Railway, Cl A	83,900	64,317
China Communications Services, Cl H	14,000	7,665
China Energy Engineering, Cl A	55,300	17,277
China Merchants Expressway Network & Technology Holdings, Cl A	9,600	17,493
China National Chemical Engineering, Cl A	10,500	10,390
China Railway Group, Cl H	23,500	10,360
China State Construction Engineering, Cl A	70,700	51,182
China XD Electric, Cl A	8,800	8,030
CRRC, Cl H	25,000	15,552
Daqin Railway, Cl A	32,032	28,832
Dongfang Electric, Cl A	4,800	9,889
Goldwind Science & Technology, Cl A	5,900	7,211
Goneo Group, Cl A	1,050	10,406
Jiangsu Expressway, Cl H	6,000	7,126
Jiangsu Zhongtian Technology, Cl A	5,800	11,623
Liaoning Port, Cl A	32,000	6,562
Metallurgical Corp of China, Cl A	30,500	12,677
NARI Technology, Cl A	13,652	41,148
Ningbo Orient Wires & Cables, Cl A	1,100	7,373
Ningbo Sanxing Medical Electric, Cl A	2,400	9,767
Power Construction Corp of China, Cl A	29,400	19,382
Shanghai Electric Group, Cl A*	22,300	23,448
Shenzhen Inovance Technology, Cl A	2,250	21,110
Sichuan Road & Bridge, Cl A	9,900	10,818
Sieyuan Electric, Cl A	1,200	12,552
TBEA, Cl A	8,667	14,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Yangzijiang Shipbuilding Holdings	16,100	$28,389
Zhejiang Chint Electrics, Cl A	3,700	11,992
Zhejiang Expressway, Cl H	8,000	6,519
Zhuzhou CRRC Times Electric, Cl H	2,600	10,761
		525,836
Materials — 3.5%
Anhui Conch Cement, Cl H	7,000	19,794
China National Building Material, Cl H	27,000	13,916
China Northern Rare Earth Group High-Tech, Cl A	6,124	19,099
China Rare Earth Resources And Technology, Cl A	1,800	7,846
Henan Shenhuo Coal Industry & Electricity Power, Cl A	3,700	9,553
Jinduicheng Molybdenum, Cl A	5,500	8,001
Shanjin International Gold, Cl A	4,600	12,155
Western Mining, Cl A	4,100	9,598
Xiamen Tungsten, Cl A	2,700	7,179
Yunnan Chihong Zinc & Germanium, Cl A	8,800	6,613
		113,754
Utilities — 17.2%
Beijing Enterprises Holdings	2,500	9,447
CGN Power, Cl H	61,000	19,052
China Gas Holdings	15,200	13,852
China Longyuan Power Group, Cl H	18,000	14,413
China National Nuclear Power, Cl A	35,100	44,492
China Power International Development	25,000	9,415
China Resources Gas Group	5,300	15,804
China Resources Power Holdings	10,635	25,233
China Three Gorges Renewables Group, Cl A	48,800	28,410
China Yangtze Power, Cl A	41,900	160,371
Datang International Power Generation, Cl A	21,200	8,607
ENN Energy Holdings	4,500	37,132
ENN Natural Gas, Cl A	4,400	11,863
GD Power Development, Cl A	30,700	18,760
Huadian Power International, Cl A	14,742	11,666
Huaneng Lancang River Hydropower, Cl A	9,300	11,724
Huaneng Power International, Cl H	23,000	13,333
Kunlun Energy	22,000	21,462
SDIC Power Holdings, Cl A	12,706	25,234
Shenergy, Cl A	8,419	10,324
Shenzhen Energy Group, Cl A	8,200	7,155
Sichuan Chuantou Energy, Cl A	8,384	18,508
Wintime Energy Group, Cl A	38,300	7,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Zhejiang Zheneng Electric Power, Cl A	19,200	$15,062
		558,910
TOTAL CHINA		1,448,415

INDIA — 5.0%
Energy — 0.5%
Great Eastern Shipping	1,540	16,786

Industrials — 0.9%
AIA Engineering	595	23,332
GMM Pfaudler	432	5,124
		28,456
Materials — 3.6%
Navin Fluorine International	440	21,677
PI Industries	1,135	45,524
UPL	6,626	49,323
		116,524
TOTAL INDIA		161,766

INDONESIA — 4.6%
Energy — 1.2%
Adaro Energy Indonesia	208,400	23,218
Indo Tambangraya Megah	5,900	8,177
Medco Energi Internasional	113,000	6,994
		38,389
Materials — 3.4%
Amman Mineral Internasional*	91,200	29,602
Chandra Asri Pacific	118,800	51,652
Indah Kiat Pulp & Paper	36,400	10,815
Merdeka Copper Gold*	158,500	13,687
Pabrik Kertas Tjiwi Kimia	20,600	6,095
		111,851
TOTAL INDONESIA		150,240

ISRAEL — 7.9%
Industrials — 5.5%
Elbit Systems	395	151,028
ZIM Integrated Shipping Services	1,882	27,459
		178,487
Materials — 2.4%
ICL Group	11,263	63,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
The Israel Corp	53	$14,108
		77,239
TOTAL ISRAEL		255,726

KAZAKHSTAN — 0.9%
Energy — 0.9%
NAC Kazatomprom JSC GDR	947	30,920

Materials — 0.0%
Solidcore Resources*(A)	7,154	—

TOTAL KAZAKHSTAN		30,920

KUWAIT — 10.5%
Financials — 10.5%
Kuwait Finance House	129,759	334,496
Kuwait Projects Holding*	26,168	8,315
TOTAL KUWAIT		342,811

MALAYSIA — 1.7%
Industrials — 0.6%
Sime Darby	40,600	20,220

Materials — 1.1%
Petronas Chemicals Group	41,300	33,691

TOTAL MALAYSIA		53,911

PHILIPPINES — 0.4%
Industrials — 0.4%
JG Summit	39,842	11,488
TOTAL PHILIPPINES		11,488

POLAND — 2.1%
Materials — 2.1%
KGHM Polska Miedz	2,143	69,324
TOTAL POLAND		69,324

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC(A)(B)	33,666	—
Sovcomflot PJSC(A)(B)	9,110	—
Surgutneftegas PJSC(A)(B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO*(A)(B)	123,900	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Segezha Group PJSC*(A)(B)	78,500	$—
		—
TOTAL RUSSIA		—

SINGAPORE — 10.1%
Financials — 7.4%
Oversea-Chinese Banking	18,712	240,843

Industrials — 2.7%
Singapore Airlines	8,400	42,434
Singapore Technologies Engineering	8,600	43,445
		85,879
TOTAL SINGAPORE		326,722

SOUTH AFRICA — 4.5%
Materials — 4.5%
Impala Platinum Holdings*	13,617	93,229
Kumba Iron Ore	949	16,101
Northam Platinum Holdings	5,356	38,126
TOTAL SOUTH AFRICA		147,456

THAILAND — 4.3%
Energy — 4.3%
PTT	149,600	141,111
TOTAL THAILAND		141,111

TÜRKIYE — 2.2%
Industrials — 2.2%
Otokar Otomotiv Ve Savunma Sanayi A.S	528	6,868
Turk Hava Yollari AO*	7,883	64,583
TOTAL TÜRKIYE		71,451

UNITED ARAB EMIRATES — 0.9%
Industrials — 0.9%
Air Arabia PJSC	33,018	27,867
TOTAL UNITED ARAB EMIRATES		27,867

TOTAL COMMON STOCK (Cost $3,896,690)		3,239,208

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)(C)	136,600	$—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.7% (Cost $3,971,536)		3,239,208
OTHER ASSETS LESS LIABILITIES – 0.3%		9,958
NET ASSETS - 100%		$3,249,166

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI One Belt One Road Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$1,448,415	$—	$—		$1,448,415
India	161,766	—	—		161,766
Indonesia	150,240	—	—		150,240
Israel	255,726	—	—		255,726
Kazakhstan
Energy	30,920	—	—		30,920
Materials	—	—	—	‡‡	—
Kuwait	342,811	—	—		342,811
Malaysia	53,911	—	—		53,911
Philippines	11,488	—	—		11,488
Poland	69,324	—	—		69,324
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	326,722	—	—		326,722
South Africa	147,456	—	—		147,456
Thailand	141,111	—	—		141,111
Türkiye	71,451	—	—		71,451
United Arab Emirates	27,867	—	—		27,867
Total Common Stock	3,239,208	—	—		3,239,208
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$3,239,208	$—	$—		$3,239,208

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.4%‡
AUSTRALIA — 0.9%
Consumer Discretionary — 0.9%
IDP Education	29,444	$172,655
TOTAL AUSTRALIA		172,655

BRAZIL — 4.3%
Consumer Discretionary — 2.6%
MercadoLibre*	274	534,538

Financials — 0.9%
Pagseguro Digital, Cl A*	22,665	172,934

Information Technology — 0.8%
TOTVS	28,500	166,045

TOTAL BRAZIL		873,517

CHINA — 44.2%
Communication Services — 15.1%
Baidu, Cl A*	46,164	533,714
Bilibili, Cl Z*	23,640	451,817
Cloud Music*	7,800	148,074
Kuaishou Technology, Cl B*	64,100	447,776
NetEase	36,400	739,200
Tencent Holdings	11,575	739,403
		3,059,984
Consumer Discretionary — 19.0%
Alibaba Group Holding	44,600	733,751
JD.com, Cl A	37,175	768,317
Meituan, Cl B*	34,697	694,805
PDD Holdings ADR*	6,494	768,565
Tongcheng Travel Holdings	62,000	166,947
Trip.com Group	8,650	549,443
Vipshop Holdings ADR	9,963	156,220
		3,838,048
Consumer Staples — 5.4%
Alibaba Health Information Technology*(A)	738,000	446,767
JD Health International*	119,500	509,161
Ping An Healthcare and Technology	154,500	139,005
		1,094,933
Information Technology — 4.7%
GDS Holdings, Cl A*	114,900	360,341
Hua Hong Semiconductor	34,000	135,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Kingdee International Software Group*	263,000	$444,851
		940,881
TOTAL CHINA		8,933,846

FINLAND — 2.7%
Information Technology — 2.7%
Nokia	105,499	551,569
TOTAL FINLAND		551,569

GREECE — 0.9%
Consumer Discretionary — 0.9%
OPAP	8,891	176,043
TOTAL GREECE		176,043

INDIA — 3.6%
Consumer Discretionary — 2.7%
Zomato*	229,464	541,494

Financials — 0.9%
One 97 Communications*	20,094	184,184

TOTAL INDIA		725,678

JAPAN — 2.7%
Communication Services — 2.7%
Nexon	39,500	538,852
TOTAL JAPAN		538,852

NETHERLANDS — 2.0%
Information Technology — 2.0%
Nebius Group, Cl A*	19,629	414,368
TOTAL NETHERLANDS		414,368

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(B)(C)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(B)(C)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR*(B)(C)	11,746	—

TOTAL RUSSIA		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SINGAPORE — 3.9%
Communication Services — 3.9%
Sea ADR*	5,995	$782,288
TOTAL SINGAPORE		782,288

SOUTH AFRICA — 3.7%
Consumer Discretionary — 3.7%
Naspers, Cl N	3,013	740,148
TOTAL SOUTH AFRICA		740,148

SOUTH KOREA — 17.7%
Communication Services — 14.0%
Kakao	18,012	478,281
Kakao Games*	15,592	152,161
Krafton*	2,295	521,343
NAVER	3,736	484,602
NCSoft	4,988	506,083
Netmarble	19,828	527,175
Pearl Abyss*	7,726	157,406
		2,827,051
Information Technology — 3.7%
SK Hynix	5,787	749,461

TOTAL SOUTH KOREA		3,576,512

TAIWAN — 13.0%
Consumer Discretionary — 0.7%
momo.com	14,765	154,532

Information Technology — 12.3%
Nanya Technology*	463,000	521,533
Powerchip Semiconductor Manufacturing*	298,000	136,424
Taiwan Semiconductor Manufacturing	25,000	685,189
United Microelectronics	401,000	539,256
Vanguard International Semiconductor	54,000	151,416
VisEra Technologies	21,000	138,198
Win Semiconductors*	51,000	151,299
WPG Holdings	83,000	154,988
		2,478,303
TOTAL TAIWAN		2,632,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
URUGUAY — 0.8%
Financials — 0.8%
Dlocal, Cl A*	19,150	$159,711
TOTAL URUGUAY		159,711

TOTAL COMMON STOCK (Cost $21,840,845)		20,278,022

SHORT-TERM INVESTMENT — 2.0%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.290%(D)(E)	404,352	404,352
TOTAL SHORT-TERM INVESTMENT (Cost $404,352)		404,352

TOTAL INVESTMENTS — 102.4% (Cost $22,245,197)		20,682,374
OTHER ASSETS LESS LIABILITIES – (2.4)%		(484,523)
NET ASSETS - 100%		$20,197,851

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2025.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(D)	The rate shown is the 7-day effective yield as of March 31, 2025.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2025 was $404,352.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$172,655	$—	$—		$172,655
Brazil	873,517	—	—		873,517
China	8,933,846	—	—		8,933,846
Finland	551,569	—	—		551,569
Greece	176,043	—	—		176,043
India	725,678	—	—		725,678
Japan	538,852	—	—		538,852
Netherlands	414,368	—	—		414,368
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	782,288	—	—		782,288
South Africa	740,148	—	—		740,148
South Korea	3,576,512	—	—		3,576,512
Taiwan	2,632,835	—	—		2,632,835
Uruguay	159,711	—	—		159,711
Total Common Stock	20,278,022	—	—		20,278,022
Short-Term Investment	404,352	—	—		404,352
Total Investments in Securities	$20,682,374	$—	$—		$20,682,374

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 99.3%
Consumer Discretionary — 43.7%
BAIC BluePark New Energy Technology, Cl A*	200,300	$237,077
BYD, Cl A	9,000	464,375
BYD, Cl H	92,000	4,644,757
Li Auto, Cl A*	332,300	4,230,469
NIO, Cl A*	476,920	1,774,589
Seres Group, Cl A	54,200	939,077
Tianneng Power International	406,000	359,541
XPeng, Cl A*	507,500	5,140,033
Yadea Group Holdings	720,694	1,398,722
Zhejiang Leapmotor Technology*	301,100	1,944,690
		21,133,330
Industrials — 18.7%
Beijing-Shanghai High Speed Railway, Cl A	1,767,000	1,354,573
China Conch Venture Holdings	860,000	854,440
China Everbright Environment Group	2,212,216	978,114
Contemporary Amperex Technology, Cl A	117,350	4,085,180
Goldwind Science & Technology, Cl A	124,135	151,711
Gotion High-tech, Cl A	64,800	194,242
Ningbo Deye Technology, Cl A	23,232	292,435
Sungrow Power Supply, Cl A	74,660	713,215
Zhejiang Chint Electrics, Cl A	77,300	250,542
Zhejiang Weiming Environment Protection, Cl A	61,299	179,783
		9,054,235
Information Technology — 17.0%
China Railway Signal & Communication, Cl A	258,526	200,319
Flat Glass Group, Cl A	68,400	167,566
GDS Holdings, Cl A*	399,200	1,251,941
JA Solar Technology, Cl A	119,068	188,945
Jinko Solar, Cl A	359,820	320,901
JinkoSolar Holding ADR	20,726	386,333
Kingdee International Software Group*	1,173,000	1,984,073
Kingsoft Cloud Holdings*	1,256,000	1,186,535
LONGi Green Energy Technology, Cl A	272,446	594,320
Sanan Optoelectronics, Cl A	179,400	293,572
TCL Zhonghuan Renewable Energy Technology, Cl A	145,500	178,023
Tuya ADR	132,084	400,214
Xinyi Solar Holdings	2,719,588	1,048,644
		8,201,386
Utilities — 19.9%
Beijing Enterprises Water Group	2,414,500	695,151
CGN Power, Cl A	532,600	266,084
CGN Power, Cl H	5,824,000	1,818,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Datang Renewable Power, Cl H	1,352,000	$387,512
China Longyuan Power Group, Cl H	1,837,800	1,471,601
China National Nuclear Power, Cl A	739,800	937,744
China Three Gorges Renewables Group, Cl A	1,029,500	599,345
China Yangtze Power, Cl A	562,100	2,151,420
Huaneng Lancang River Hydropower, Cl A	194,200	244,825
SDIC Power Holdings, Cl A	268,300	532,841
Sichuan Chuantou Energy, Cl A	175,300	386,987
Xinyi Energy Holdings	1,256,000	153,362
		9,645,866
TOTAL CHINA		48,034,817

HONG KONG — 0.7%
Utilities — 0.7%
Canvest Environmental Protection Group	293,000	178,505
Concord New Energy Group	3,110,000	179,877
TOTAL HONG KONG		358,382

TOTAL COMMON STOCK (Cost $40,964,744)		48,393,199

TOTAL INVESTMENTS — 100.0% (Cost $40,964,744)		48,393,199
OTHER ASSETS LESS LIABILITIES – 0.0%		(984)
NET ASSETS - 100%		$48,392,215

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.2%‡
AUSTRALIA — 7.4%
Materials — 7.4%
IGO	352,520	$869,905
Lynas Rare Earths*	389,063	1,675,292
Mineral Resources*	46,100	688,591
Pilbara Minerals*	1,413,897	1,484,603
TOTAL AUSTRALIA		4,718,391

BELGIUM — 1.5%
Materials — 1.5%
Umicore	95,113	981,182
TOTAL BELGIUM		981,182

CHINA — 55.6%
Consumer Discretionary — 30.8%
BAIC BluePark New Energy Technology, Cl A*	724,300	857,289
BYD, Cl A	56,400	2,910,081
Geely Automobile Holdings	1,204,000	2,575,037
Guangzhou Automobile Group, Cl H	1,132,000	467,041
Li Auto, Cl A*	202,600	2,579,275
NIO, Cl A*(A)	353,080	1,313,788
Seres Group, Cl A	107,100	1,855,630
Shenzhen Kedali Industry, Cl A	35,036	587,558
XPeng, Cl A*	278,800	2,823,727
Yadea Group Holdings	510,000	989,808
ZEEKR Intelligent Technology Holding ADR*(A)	16,597	399,822
Zhejiang Leapmotor Technology*	344,500	2,224,994
		19,584,050
Industrials — 14.8%
Beijing Easpring Material Technology, Cl A	63,800	364,576
China Baoan Group, Cl A	333,207	371,917
CNGR Advanced Material, Cl A	117,770	570,218
Contemporary Amperex Technology, Cl A	74,120	2,580,260
Eve Energy, Cl A	260,860	1,691,341
GEM, Cl A	662,240	594,256
Gotion High-tech, Cl A	233,889	701,097
Hunan Yuneng New Energy Battery Material, Cl A	101,200	496,675
Qingdao TGOOD Electric, Cl A	135,800	452,860
Wuxi Lead Intelligent Equipment, Cl A	202,800	586,973
Zhejiang Huayou Cobalt, Cl A	219,263	1,028,130
		9,438,303
Materials — 10.0%
CMOC Group, Cl A	1,837,600	1,922,096
Ganfeng Lithium Group, Cl A	210,557	980,353

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Guangzhou Tinci Materials Technology, Cl A	249,894	$641,080
Ningbo Shanshan, Cl A	293,900	286,380
Shanghai Putailai New Energy Technology, Cl A	272,299	688,065
Tianqi Lithium, Cl A	193,900	809,129
Xiamen Tungsten, Cl A	201,551	535,923
Yunnan Energy New Material, Cl A	126,200	534,786
		6,397,812
TOTAL CHINA		35,420,165

JAPAN — 5.2%
Consumer Discretionary — 4.2%
Panasonic Holdings	226,600	2,684,378

Industrials — 1.0%
Nidec	38,700	644,914

TOTAL JAPAN		3,329,292

SOUTH KOREA — 9.1%
Industrials — 6.8%
Ecopro*	19,090	1,247,170
L&F*	10,322	419,189
LG Energy Solution*	6,992	1,588,336
POSCO Future M*	12,818	1,047,202
		4,301,897
Information Technology — 2.3%
Samsung SDI	11,419	1,461,787

TOTAL SOUTH KOREA		5,763,684

SWEDEN — 0.9%
Consumer Discretionary — 0.9%
Volvo Car, Cl B*(A)	296,876	567,147
TOTAL SWEDEN		567,147

UNITED STATES — 14.5%
Consumer Discretionary — 9.0%
Lucid Group*(A)	513,680	1,243,105
Rivian Automotive, Cl A*	202,937	2,526,566
Tesla*	7,408	1,919,857
		5,689,528
Industrials — 0.9%
Plug Power*(A)	431,826	582,965

Materials — 4.6%
Albemarle	21,854	1,573,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
MP Materials*	55,546	$1,355,878
		2,929,803
TOTAL UNITED STATES		9,202,296

TOTAL COMMON STOCK (Cost $77,397,378)		59,982,157

PREFERRED STOCK — 5.1%
CHILE — 2.8%
Materials — 2.8%
Sociedad Quimica y Minera de Chile(B)	44,436	1,764,417

GERMANY — 2.3%
Consumer Discretionary — 2.3%
Dr Ing hc F Porsche(B)	29,296	1,454,120

TOTAL PREFERRED STOCK (Cost $5,249,414)		3,218,537

SHORT-TERM INVESTMENT — 6.0%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.290%(C)(D)	3,848,110	3,848,110
TOTAL SHORT-TERM INVESTMENT (Cost $3,848,110)		3,848,110

TOTAL INVESTMENTS — 105.3% (Cost $86,494,902)		67,048,804
OTHER ASSETS LESS LIABILITIES – (5.3)%		(3,389,106)
NET ASSETS - 100%		$63,659,698

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2025.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of March 31, 2025.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2025 was $3,848,110.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 95.3%
Health Care — 95.3%
Aier Eye Hospital Group, Cl A	1,538,663	$2,812,239
Akeso*	345,000	3,378,918
BeiGene*	347,718	7,427,828
Beijing Tiantan Biological Products, Cl A	313,089	873,869
Beijing Tong Ren Tang, Cl A	217,390	1,094,744
Beijing Wantai Biological Pharmacy Enterprise, Cl A	173,142	1,526,749
Changchun High-Tech Industry Group, Cl A	64,608	869,632
China Resources Pharmaceutical Group	986,000	641,255
China Resources Sanjiu Medical & Pharmaceutical, Cl A	205,447	1,190,681
Chongqing Zhifei Biological Products, Cl A	392,972	1,312,629
CSPC Innovation Pharmaceutical, Cl A	221,557	1,139,513
CSPC Pharmaceutical Group	4,406,889	2,798,097
Dong-E-E-Jiao, Cl A	103,040	857,260
Genscript Biotech*	618,000	981,772
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	221,740	807,503
Hangzhou Tigermed Consulting, Cl A	57,450	401,744
Hansoh Pharmaceutical Group	648,000	2,040,538
Huadong Medicine, Cl A	287,641	1,452,872
Hualan Biological Engineering, Cl A	289,247	618,231
Hubei Jumpcan Pharmaceutical, Cl A	144,900	554,401
Humanwell Healthcare Group, Cl A	258,300	732,322
Imeik Technology Development, Cl A	48,840	1,206,229
Innovent Biologics*	676,000	4,048,893
Jiangsu Hengrui Pharmaceuticals, Cl A	1,020,228	6,908,328
Jiangsu Yuyue Medical Equipment & Supply, Cl A	158,310	759,968
Pharmaron Beijing, Cl A	235,175	871,318
Shandong Weigao Group Medical Polymer, Cl H	1,304,400	999,219
Shanghai Fosun Pharmaceutical Group, Cl A	335,829	1,147,640
Shanghai Pharmaceuticals Holding, Cl A	459,712	1,173,655
Shanghai Pharmaceuticals Holding, Cl H	362,300	521,543
Shanghai RAAS Blood Products, Cl A	1,054,034	995,152
Shanghai United Imaging Healthcare, Cl A	135,191	2,269,774
Shenzhen Mindray Bio-Medical Electronics, Cl A	193,655	6,236,704
Shenzhen New Industries Biomedical Engineering, Cl A	123,300	987,975
Shenzhen Salubris Pharmaceuticals, Cl A	177,465	801,852
Shijiazhuang Yiling Pharmaceutical, Cl A	265,690	513,396
Sichuan Kelun Pharmaceutical, Cl A	256,915	1,139,621
Sinopharm Group, Cl H	741,600	1,719,531
WuXi AppTec, Cl A	399,720	3,703,485
WuXi AppTec, Cl H	163,484	1,454,069
Wuxi Biologics Cayman*	1,861,635	6,472,402
Yunnan Baiyao Group, Cl A	293,823	2,296,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	99,034	$2,756,662
TOTAL CHINA		82,497,127

HONG KONG — 3.2%
Health Care — 3.2%
Sino Biopharmaceutical	5,670,750	2,733,225
TOTAL HONG KONG		2,733,225

UNITED STATES — 1.5%
Health Care — 1.5%
Legend Biotech ADR*	39,080	1,325,985
TOTAL UNITED STATES		1,325,985

TOTAL COMMON STOCK (Cost $84,243,675)		86,556,337

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	105,188	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 100.0% (Cost $84,243,675)		86,556,337
OTHER ASSETS LESS LIABILITIES – 0.0%		42,895
NET ASSETS - 100%		$86,599,232

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI All China Health Care Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$82,497,127	$—	$—		$82,497,127
Hong Kong	2,733,225	—	—		2,733,225
United States	1,325,985	—	—		1,325,985
Total Common Stock	86,556,337	—	—		86,556,337
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$86,556,337	$—	$—		$86,556,337

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — 93.2%
AUSTRALIA — 1.6%
Industrials — 0.8%
CIMIC Finance USA Pty
7.000%, 03/25/2034	$200,000	$212,431

Materials — 0.8%
Mineral Resources
8.125%, 05/01/2027	200,000	198,027

TOTAL AUSTRALIA		410,458

CHINA — 27.4%
Consumer Discretionary — 3.0%
Fortune Star BVI
5.050%, 01/27/2027	400,000	379,805
5.000%, 05/18/2026	400,000	387,030
		766,835
Financials — 1.1%
CFAMC III, MTN
4.950%, 11/07/2047	300,000	266,235

Materials — 0.8%
China Hongqiao Group
7.050%, 01/10/2028	200,000	205,097

Real Estate — 21.0%
Central Plaza Development
7.150%, 03/21/2028	350,000	354,673
4.650%, 01/19/2026	400,000	397,616
Franshion Brilliant
6.000%, H15T5Y + 5.584%(A)(B)	400,000	391,192
4.250%, 07/23/2029	200,000	177,529
Fuqing Investment Management, MTN
3.250%, 06/23/2025	600,000	593,998
GLP China Holdings, MTN
2.950%, 03/29/2026	400,000	375,291
Greentown China Holdings
8.450%, 02/24/2028	500,000	510,069
5.650%, 07/13/2025	400,000	399,189
Longfor Group Holdings
4.500%, 01/16/2028	200,000	173,250
3.375%, 04/13/2027	400,000	351,079
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	500,000	472,680
Shui On Development Holding
5.500%, 06/29/2026	400,000	388,159
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/2027	200,000	139,615

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Wanda Properties Global
11.000%, 01/12/2026	$150,000	$144,442
Yanlord Land HK
5.125%, 05/20/2026	450,000	440,199
		5,308,981
Utilities — 1.5%
China Oil & Gas Group
4.700%, 06/30/2026	400,000	388,442

TOTAL CHINA		6,935,590

HONG KONG — 10.8%
Consumer Discretionary — 2.2%
Melco Resorts Finance
5.625%, 07/17/2027	200,000	195,759
5.375%, 12/04/2029	400,000	366,876
		562,635
Financials — 3.9%
FWD Group Holdings
8.045%, H15T5Y + 4.865%(A)(B)	400,000	395,240
6.675%, H15T5Y + 3.075%(A)(B)	400,000	388,911
PCGI Intermediate Holdings III
4.500%, 08/23/2026	200,000	192,500
		976,651
Real Estate — 4.7%
Elect Global Investments
7.200%, H15T5Y + 3.277%(A)(B)	400,000	402,015
NWD
8.625%, 02/08/2028	400,000	304,060
NWD Finance BVI
5.250%(A)(B)	400,000	216,674
4.125%(A)(B)	200,000	85,290
PCPD Capital
5.125%, 06/18/2026	200,000	187,905
		1,195,944
TOTAL HONG KONG		2,735,230

INDIA — 20.4%
Energy — 4.5%
Azure Power Energy
3.575%, 08/19/2026	150,913	142,127
Continuum Green Energy India Pvt
7.500%, 06/26/2033	195,450	200,825
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	379,512
India Cleantech Energy
4.700%, 08/10/2026	237,000	231,330

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Energy (continued)
ReNew Wind Energy AP2
4.500%, 07/14/2028	$200,000	$185,702
		1,139,496
Financials — 6.4%
Axis Bank, MTN
4.100%, H15T5Y + 3.315%(A)(B)	400,000	386,279
IIFL Finance
8.750%, 07/24/2028	400,000	398,000
Manappuram Finance, MTN
7.375%, 05/12/2028	200,000	201,022
Piramal Finance, MTN
7.800%, 01/29/2028	450,000	446,742
Shriram Finance, MTN
6.150%, 04/03/2028	200,000	197,500
		1,629,543
Industrials — 1.6%
IRB Infrastructure Developers
7.110%, 03/11/2032	400,000	402,716

Information Technology — 1.6%
Magnum Holdings
5.375%, 10/31/2026	400,000	392,817

Materials — 5.5%
UPL
5.250%, H15T5Y + 3.865%(A)(B)	200,000	195,045
4.625%, 06/16/2030	200,000	177,317
4.500%, 03/08/2028	200,000	186,489
Vedanta Resources Finance II
11.250%, 12/03/2031	200,000	210,977
10.875%, 09/17/2029	400,000	412,372
10.250%, 06/03/2028	200,000	206,095
		1,388,295
Utilities — 0.8%
Diamond II
7.950%, 07/28/2026	200,000	201,452

TOTAL INDIA		5,154,319

INDONESIA — 4.1%
Energy — 2.5%
Indika Energy
8.750%, 05/07/2029	250,000	246,134
Medco Bell Pte
6.375%, 01/30/2027	200,000	198,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Energy (continued)
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	$197,460	$192,983
		637,796
Materials — 0.8%
Nickel Industries
11.250%, 10/21/2028	200,000	209,410

Real Estate — 0.8%
Kawasan Industri Jababeka, MTN
8.000%, 12/15/2025	200,000	194,257

TOTAL INDONESIA		1,041,463

JAPAN — 2.3%
Information Technology — 2.3%
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)	200,000	197,553
5.125%, H15T5Y + 4.578%(A)(B)	400,000	388,822
TOTAL JAPAN		586,375

MACAU — 5.4%
Consumer Discretionary — 5.4%
MGM China Holdings
7.125%, 06/26/2031	200,000	204,113
Studio City Finance
6.500%, 01/15/2028	200,000	194,206
Wynn Macau
5.625%, 08/26/2028	200,000	192,418
5.500%, 01/15/2026	200,000	198,665
5.500%, 10/01/2027	400,000	390,591
5.125%, 12/15/2029	200,000	184,814
TOTAL MACAU		1,364,807

MONGOLIA — 4.1%
Energy — 0.9%
Mongolian Mining
12.500%, 09/13/2026	200,000	217,500

Financials — 3.2%
Golomt Bank
11.000%, 05/20/2027	400,000	414,680
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	400,000	391,044
		805,724
TOTAL MONGOLIA		1,023,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
PHILIPPINES — 5.8%
Energy — 1.6%
Petron
5.950%(A)(B)	$400,000	$397,610

Financials — 0.8%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236%(A)(B)	200,000	199,607

Real Estate — 1.7%
VLL International, MTN
7.250%, 07/20/2027	450,000	427,491

Utilities — 1.7%
San Miguel Global Power Holdings
8.125%, H15T1Y + 6.404%(A)(B)	250,000	250,625
5.450%(A)(B)	200,000	193,423
		444,048
TOTAL PHILIPPINES		1,468,756

SINGAPORE — 0.8%
Real Estate — 0.8%
GLP Pte, MTN
3.875%, 06/04/2025	200,000	197,422

THAILAND — 3.9%
Financials — 3.9%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337%(A)(B)	400,000	383,536
Krung Thai Bank
4.400%, H15T5Y + 3.530%(A)(B)	400,000	392,510
Muangthai Capital
6.875%, 09/30/2028	210,000	211,715
TOTAL THAILAND		987,761

UNITED KINGDOM — 4.4%
Financials — 4.4%
Standard Chartered
7.750%, H15T5Y + 4.976%(A)(B)	200,000	207,136
4.750%, H15T5Y + 3.805%(A)(B)	400,000	353,402
4.300%, H15T5Y + 3.135%(A)(B)	600,000	539,275
TOTAL UNITED KINGDOM		1,099,813

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF† (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
VIETNAM — 2.2%
Utilities — 2.2%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	$571,838	$553,871

TOTAL CORPORATE OBLIGATIONS (Cost $23,095,594)		23,559,089

TOTAL INVESTMENTS — 93.2% (Cost $23,095,594)		23,559,089
OTHER ASSETS LESS LIABILITIES – 6.8%		1,714,562
NET ASSETS - 100%		$25,273,651

†	Formerly KraneShares Asia Pacific High Income Bond ETF, effective August 1, 2024.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.

As of March 31, 2025, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 96.9%‡
BRAZIL — 5.0%
Communication Services — 0.1%
Telefonica Brasil	9,300	$80,909

Consumer Staples — 0.5%
Ambev	85,200	200,815
Raia Drogasil	23,168	77,056
		277,871
Energy — 0.9%
Petroleo Brasileiro	71,100	506,718
Ultrapar Participacoes	20,600	61,537
		568,255
Financials — 1.2%
B3 - Brasil Bolsa Balcao	94,300	199,873
Banco Bradesco	45,387	89,940
Banco do Brasil	41,400	203,760
BB Seguridade Participacoes	11,600	81,618
NU Holdings, Cl A*	20,322	208,097
		783,288
Industrials — 0.6%
CCR	18,200	36,987
Localiza Rent a Car	13,220	77,529
Rumo	18,200	51,540
WEG	27,300	215,821
		381,877
Materials — 1.2%
Klabin	12,740	41,505
Suzano	13,700	126,628
Vale	59,700	590,991
		759,124
Utilities — 0.5%
Centrais Eletricas Brasileiras	16,700	118,931
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,600	81,918
Equatorial Energia	20,600	115,091
		315,940
TOTAL BRAZIL		3,167,264

CHILE — 0.7%
Consumer Discretionary — 0.1%
Empresas Copec	6,066	41,737
Falabella	11,664	48,519
		90,256

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
Banco de Chile	1,033,698	$136,274
Banco de Credito e Inversiones	1,008	37,155
Banco Santander Chile	1,028,899	58,374
		231,803
Materials — 0.0%
Empresas CMPC	19,727	32,327

Utilities — 0.2%
Enel Americas	444,420	43,136
Enel Chile	1,115,094	73,139
		116,275
TOTAL CHILE		470,661

COLOMBIA — 0.2%
Financials — 0.2%
Bancolombia	11,427	128,103
TOTAL COLOMBIA		128,103

CZECHIA — 0.3%
Financials — 0.1%
Komercni Banka	1,126	54,367

Utilities — 0.2%
CEZ	2,392	118,183

TOTAL CZECHIA		172,550

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	40,960	66,782
TOTAL EGYPT		66,782

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	3,588	58,137
TOTAL GREECE		58,137

HUNGARY — 0.5%
Energy — 0.1%
MOL Hungarian Oil & Gas	5,589	43,888

Financials — 0.3%
OTP Bank Nyrt	3,422	229,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.1%
Richter Gedeon Nyrt	2,760	$75,893

TOTAL HUNGARY		349,061

INDIA — 22.3%
Communication Services — 1.4%
Bharti Airtel	42,724	866,452

Consumer Discretionary — 2.3%
Bajaj Auto	1,270	117,068
Eicher Motors	2,414	151,035
Mahindra & Mahindra	14,380	448,497
Maruti Suzuki India	2,327	313,692
Tata Motors	28,191	222,451
Titan	5,465	195,867
		1,448,610
Consumer Staples — 1.9%
Dabur India	26,137	154,885
Godrej Consumer Products	14,191	192,470
Hindustan Unilever	14,061	371,601
ITC	67,636	324,243
Nestle India	6,252	164,634
		1,207,833
Energy — 1.3%
Bharat Petroleum	32,028	104,347
Indian Oil	94,068	140,542
Oil & Natural Gas	68,744	198,159
Reliance Industries	24,996	372,897
		815,945
Financials — 6.9%
Axis Bank	42,844	552,389
Bajaj Finance	3,923	410,583
Bajaj Finserv	7,859	184,571
HDFC Bank	50,035	1,070,216
HDFC Life Insurance	15,594	125,102
ICICI Bank	72,243	1,139,651
Jio Financial Services*	34,013	90,536
Kotak Mahindra Bank	20,667	524,990
State Bank of India	33,804	305,125
		4,403,163
Health Care — 1.1%
Aurobindo Pharma	7,972	108,240
Cipla	9,200	155,234

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Dr Reddy’s Laboratories	8,838	$118,312
Sun Pharmaceutical Industries	16,878	342,546
		724,332
Industrials — 0.7%
Larsen & Toubro	11,189	457,169

Information Technology — 3.8%
HCL Technologies	20,294	378,112
Infosys ADR	59,588	1,087,481
Tata Consultancy Services	14,749	622,272
Tech Mahindra	11,650	193,309
Wipro	56,344	172,877
		2,454,051
Materials — 1.9%
Asian Paints	7,554	206,865
Grasim Industries	5,095	155,650
Hindalco Industries	31,455	251,150
JSW Steel	13,343	165,975
UltraTech Cement	1,813	244,135
UPL	8,393	62,477
Vedanta	20,480	111,035
		1,197,287
Utilities — 1.0%
GAIL India	47,367	101,437
NTPC	75,588	316,245
Power Grid Corp of India	73,971	251,279
		668,961
TOTAL INDIA		14,243,803

INDONESIA — 2.4%
Communication Services — 0.2%
Telkom Indonesia Persero	1,035,900	150,756

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	141,900	37,618
Indofood CBP Sukses Makmur	20,800	12,780
		50,398
Energy — 0.2%
Adaro Energy Indonesia	520,000	57,935
United Tractors	32,500	46,218
		104,153

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 1.7%
Bank Central Asia	978,900	$502,455
Bank Mandiri Persero	809,500	254,191
Bank Negara Indonesia Persero	301,800	77,272
Bank Rakyat Indonesia Persero	1,125,100	275,160
		1,109,078
Industrials — 0.2%
Astra International	449,400	133,517

TOTAL INDONESIA		1,547,902

MALAYSIA — 2.4%
Communication Services — 0.2%
CelcomDigi Bhd	67,000	52,543
Maxis	67,000	51,184
		103,727
Consumer Discretionary — 0.0%
Genting	43,800	32,079

Consumer Staples — 0.1%
SD Guthrie	50,700	56,099

Financials — 1.4%
CIMB Group Holdings	185,155	292,076
Hong Leong Bank	11,700	53,101
Malayan Banking	125,816	286,931
Public Bank	291,600	290,450
		922,558
Health Care — 0.1%
IHH Healthcare	43,800	68,303

Materials — 0.1%
Petronas Chemicals Group	67,000	54,657

Utilities — 0.5%
Petronas Gas	11,400	43,365
Tenaga Nasional	83,000	250,263
		293,628
TOTAL MALAYSIA		1,531,051

MEXICO — 3.7%
Communication Services — 0.4%
America Movil	356,400	253,996

Consumer Staples — 1.1%
Fomento Economico Mexicano	37,000	361,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Grupo Bimbo, Ser A	25,000	$67,992
Wal-Mart de Mexico	96,400	265,570
		694,967
Financials — 0.7%
Grupo Financiero Banorte, Cl O	50,700	351,733
Grupo Financiero Inbursa, Cl O*	34,100	76,657
		428,390
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	9,290	171,830
Grupo Aeroportuario del Sureste, Cl B	5,915	161,976
		333,806
Materials — 0.9%
Cemex	281,800	159,094
Grupo Mexico	50,700	253,571
Southern Copper	1,647	153,929
		566,594
Real Estate — 0.1%
Fibra Uno Administracion†	63,600	74,331

TOTAL MEXICO		2,352,084

PERU — 0.7%
Financials — 0.4%
Credicorp	1,494	278,123

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	12,790	199,908

TOTAL PERU		478,031

PHILIPPINES — 1.0%
Financials — 0.3%
BDO Unibank	61,024	163,477

Industrials — 0.3%
Ayala	7,180	74,152
SM Investments	7,180	98,870
		173,022
Real Estate — 0.4%
Ayala Land	248,500	99,878
SM Prime	339,500	142,385
		242,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 0.0%
Manila Electric	3,100	$29,795

TOTAL PHILIPPINES		608,557

POLAND — 2.1%
Communication Services — 0.1%
CD Projekt	1,359	74,223

Consumer Discretionary — 0.4%
LPP	57	258,837

Energy — 0.2%
ORLEN	6,308	110,707

Financials — 1.3%
Bank Polska Kasa Opieki	3,723	168,774
Powszechna Kasa Oszczednosci Bank Polski	18,603	360,739
Powszechny Zaklad Ubezpieczen	13,515	195,162
Santander Bank Polska	721	103,074
		827,749
Materials — 0.1%
KGHM Polska Miedz	2,596	83,979

TOTAL POLAND		1,355,495

QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan	88,114	54,451
Qatar Islamic Bank QPSC	25,839	145,979
Qatar National Bank	91,603	405,056
		605,486
Industrials — 0.2%
Industries Qatar	41,096	145,489

TOTAL QATAR		750,975

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	21,067	151,795
TOTAL ROMANIA		151,795

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR(A)(B)	3,839	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
X5 Retail Group GDR*(A)(B)	915	$—

Energy — 0.0%
Gazprom PJSC*(A)(B)	89,700	—
LUKOIL PJSC(A)(B)	3,729	—
Novatek PJSC GDR*(A)(B)	756	—
Rosneft Oil PJSC(A)(B)	10,270	—
Tatneft PJSC(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC(A)(B)	18,910	—
GMK Norilskiy Nickel PAO*(A)(B)	67,000	—
Novolipetsk Steel PJSC(A)(B)	8,860	—
Severstal PAO(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 6.5%
Communication Services — 0.5%
MTN Group	31,566	211,500
Vodacom Group	16,569	113,016
		324,516
Consumer Discretionary — 1.5%
Naspers, Cl N	3,495	858,552
Woolworths Holdings	34,789	96,469
		955,021
Consumer Staples — 0.6%
Bid	6,308	150,721
Clicks Group	3,786	69,728
Shoprite Holdings	12,038	178,496
		398,945
Financials — 2.7%
Absa Group	13,520	130,107
Capitec Bank	1,955	329,803
Discovery	13,444	145,829
FirstRand	84,251	329,090
Nedbank Group	8,524	119,226
Old Mutual	161,014	104,180
Remgro	16,433	140,993
Sanlam	27,397	123,266

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Standard Bank Group	24,805	$322,890
		1,745,384
Industrials — 0.1%
Bidvest Group	5,050	64,663

Materials — 1.1%
Anglo American Platinum	1,317	52,586
Gold Fields	20,066	442,323
Harmony Gold Mining	8,334	120,756
Sasol*	10,473	43,562
		659,227
TOTAL SOUTH AFRICA		4,147,756

SOUTH KOREA — 15.2%
Communication Services — 0.7%
Kakao	4,819	127,961
NAVER	2,367	307,027
NCSoft	350	35,511
		470,499
Consumer Discretionary — 1.8%
Coway	812	44,667
Hyundai Mobis	1,291	228,391
Hyundai Motor	2,824	378,195
Kia	5,624	352,527
LG Electronics	2,143	112,353
		1,116,133
Consumer Staples — 0.5%
Amorepacific	790	54,402
KT&G	3,167	217,442
LG H&H	189	40,110
		311,954
Energy — 0.3%
HD Hyundai	1,976	97,290
SK Innovation*	1,221	93,202
S-Oil	698	26,593
		217,085
Financials — 2.2%
DB Insurance	766	46,090
Hana Financial Group	6,763	273,735
Industrial Bank of Korea	3,928	37,933
KB Financial Group	5,912	317,180
Samsung Fire & Marine Insurance	1,020	247,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Samsung Life Insurance	1,062	$59,789
Shinhan Financial Group	8,624	275,558
Woori Financial Group	11,321	126,857
		1,384,782
Health Care — 0.9%
Celltrion	2,914	334,465
Samsung Biologics*	329	226,558
		561,023
Industrials — 2.1%
Hyundai Glovis	2,658	202,893
Korea Aerospace Industries	3,422	174,295
Korea Shipbuilding & Offshore Engineering	584	79,718
LG	2,457	107,791
LG Energy Solution*	934	212,172
Samsung C&T	2,189	173,782
Samsung Heavy Industries*	21,213	194,194
SK	880	77,452
SK Square*	1,630	103,390
		1,325,687
Information Technology — 5.7%
LG Display*	3,332	19,935
Samsung Electro-Mechanics	1,500	131,511
Samsung Electronics	60,470	2,373,627
Samsung SDI	1,016	130,062
Samsung SDS	532	41,982
SK Hynix	7,531	975,322
		3,672,439
Materials — 0.8%
Korea Zinc	118	62,346
LG Chemical	903	150,245
POSCO Holdings	1,538	290,888
		503,479
Utilities — 0.2%
Korea Electric Power	9,562	140,589

TOTAL SOUTH KOREA		9,703,670

TAIWAN — 28.1%
Communication Services — 1.2%
Chunghwa Telecom	91,000	352,187
Far EasTone Telecommunications	69,000	191,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
Taiwan Mobile	67,000	$235,088
		778,466
Consumer Staples — 0.6%
President Chain Store	23,000	173,872
Uni-President Enterprises	91,000	220,631
		394,503
Financials — 5.8%
Cathay Financial Holding	138,000	254,366
Chailease Holding	46,607	162,832
Chang Hwa Commercial Bank	361,282	193,141
CTBC Financial Holding	340,000	403,976
E.Sun Financial Holding	296,735	256,942
First Financial Holding	300,103	244,493
Fubon Financial Holding	134,668	345,973
Hua Nan Financial Holdings	235,091	196,839
KGI Financial Holding	414,000	213,842
Mega Financial Holding	193,516	232,551
Shanghai Commercial & Savings Bank	141,000	191,100
Shin Kong Financial Holding*	688,000	252,800
SinoPac Financial Holdings	165,591	110,968
Taishin Financial Holding	327,312	169,559
Taiwan Cooperative Financial Holding	266,882	193,314
Yuanta Financial Holding	285,310	287,437
		3,710,133
Industrials — 0.3%
Far Eastern New Century	204,000	202,141

Information Technology — 19.0%
Accton Technology	9,000	156,133
ASE Technology Holding	71,000	305,790
Asustek Computer	17,000	311,814
AUO	183,600	74,375
Catcher Technology	23,000	145,125
Delta Electronics	35,000	379,489
Hon Hai Precision Industry	187,000	822,287
Innolux	208,400	94,777
Lite-On Technology	91,000	249,135
MediaTek	23,000	962,879
Novatek Microelectronics	16,000	262,631
Pegatron	70,000	176,884
Quanta Computer	54,000	365,123
Taiwan Semiconductor Manufacturing	278,000	7,619,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
United Microelectronics	182,000	$244,750
		12,170,498
Materials — 1.2%
Asia Cement	91,000	127,993
China Steel	300,000	202,395
Formosa Chemicals & Fibre	69,000	54,136
Formosa Plastics	91,000	100,312
Nan Ya Plastics	114,000	103,004
TCC Group Holdings	135,404	130,704
		718,544
TOTAL TAIWAN		17,974,285

THAILAND — 1.6%
Communication Services — 0.3%
Advanced Info Service	21,900	177,524
		177,524
Consumer Staples — 0.2%
CP ALL	114,600	167,213
		167,213
Energy — 0.5%
PTT	236,600	223,175
PTT Exploration & Production	32,400	111,263
		334,438
Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	209,500	134,623
		134,623
Industrials — 0.2%
Airports of Thailand	105,400	117,284
		117,284
Materials — 0.1%
Siam Cement	10,800	49,662
		49,662
Real Estate — 0.1%
Central Pattana	32,200	44,610
		44,610
TOTAL THAILAND		1,025,354

TÜRKIYE — 0.7%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	15,755	190,192

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 0.2%
Turkiye Petrol Rafinerileri	31,542	$114,667

Financials — 0.2%
Akbank	112,714	155,144

TOTAL TÜRKIYE		460,003

UNITED ARAB EMIRATES — 1.3%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	49,307	226,865

Financials — 0.7%
Abu Dhabi Commercial Bank PJSC	50,039	148,494
First Abu Dhabi Bank PJSC	73,748	277,480
		425,974
Real Estate — 0.3%
Emaar Properties PJSC	55,242	200,782

TOTAL UNITED ARAB EMIRATES		853,621

UNITED KINGDOM — 0.4%
Materials — 0.4%
Anglogold Ashanti	7,431	277,500
TOTAL UNITED KINGDOM		277,500

UNITED STATES — 0.2%
Consumer Staples — 0.2%
JBS	13,800	99,049
TOTAL UNITED STATES		99,049

TOTAL COMMON STOCK (Cost $60,480,157)		61,973,489

PREFERRED STOCK — 2.9%
BRAZIL — 2.0%
Energy — 0.8%
Petroleo Brasileiro(C)	76,100	493,724

Financials — 1.1%
Banco Bradesco(C)	39,071	86,428
Itau Unibanco Holding(C)	80,740	442,772
Itausa(C)	101,530	167,513
		696,713
Materials — 0.1%
Gerdau(C)	19,690	55,622

Utilities — 0.0%
Cia Energetica de Minas Gerais(C)	24,500	43,887

TOTAL BRAZIL		1,289,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile(C)	2,859	$113,522

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia(C)	6,922	69,575

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)(C)	50,900	—

SOUTH KOREA — 0.6%
Information Technology — 0.6%
Samsung Electronics(C)	12,378	396,769

TOTAL PREFERRED STOCK (Cost $2,108,423)		1,869,812

TOTAL INVESTMENTS — 99.8% (Cost $62,588,580)		63,843,301
OTHER ASSETS LESS LIABILITIES – 0.2%		152,560
NET ASSETS - 100%		$63,995,861

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$3,167,264	$—	$—		$3,167,264
Chile	470,661	—	—		470,661
Colombia	128,103	—	—		128,103
Czechia	172,550	—	—		172,550
Egypt	66,782	—	—		66,782
Greece	58,137	—	—		58,137
Hungary	349,061	—	—		349,061
India	14,243,803	—	—		14,243,803
Indonesia	1,547,902	—	—		1,547,902
Malaysia	1,531,051	—	—		1,531,051
Mexico	2,352,084	—	—		2,352,084
Peru	478,031	—	—		478,031
Philippines	608,557	—	—		608,557
Poland	1,355,495	—	—		1,355,495
Qatar	750,975	—	—		750,975
Romania	151,795	—	—		151,795
Russia	—	—	—	‡‡	—
South Africa	4,147,756	—	—		4,147,756
South Korea	9,703,670	—	—		9,703,670
Taiwan	17,974,285	—	—		17,974,285
Thailand	1,025,354	—	—		1,025,354
Türkiye	460,003	—	—		460,003
United Arab Emirates	853,621	—	—		853,621
United Kingdom	277,500	—	—		277,500
United States	99,049	—	—		99,049
Total Common Stock	61,973,489	—	—		61,973,489
Preferred Stock
Brazil	1,289,946	—	—		1,289,946
Chile	113,522	—	—		113,522
Colombia	69,575	—	—		69,575
Russia	—	—	—	‡‡	—
South Korea	396,769	—	—		396,769
Total Preferred Stock	1,869,812	—	—		1,869,812
Total Investments in Securities	$63,843,301	$—	$—		$63,843,301

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 68.4%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	4,698,500	$117,673,932
TOTAL EXCHANGE-TRADED FUND (Cost $117,934,121)		117,673,932

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.290%(D)	200,582	200,582
TOTAL SHORT-TERM INVESTMENT (Cost $200,582)		200,582

TOTAL INVESTMENTS — 68.5% (Cost $118,134,703)		117,874,514
OTHER ASSETS LESS LIABILITIES – 31.5%		54,303,706
NET ASSETS - 100%		$172,178,220

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	981	Dec-2025	$35,530,858	$30,204,990	$(5,325,868)
CA Carbon Allowance Vintage^	231	Dec-2026	8,964,884	7,567,560	(1,397,324)
ICE ECX Emission^	1,317	Dec-2025	97,819,731	96,710,407	(4,373,589)
ICE ECX Emission^	116	Dec-2026	8,861,249	8,758,736	(398,668)
RGGI Vintage^	376	Dec-2025	8,823,549	8,896,160	72,611
UK Emission Allowance^	182	Dec-2025	8,943,505	10,585,384	1,404,070
WA Carbon Allowance Vintage^	149	Dec-2025	9,060,484	9,017,480	(43,004)
			$178,004,260	$171,740,717	$(10,061,772)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of March 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of March 31, 2025.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares Global Carbon Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$117,673,932	$—	$—	$117,673,932
Short-Term Investment	200,582	—	—	200,582
Total Investments in Securities	$117,874,514	$—	$—	$117,874,514

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,476,681	$—	$—	$1,476,681
Unrealized Depreciation	(11,538,453)	—	—	(11,538,453)
Total Other Financial Instruments	$(10,061,772)	$—	$—	$(10,061,772)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transactions with affiliated companies during the year ended March 31, 2025 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$157,074,274	$(39,042,944)	$(260,189)	$(97,209)	$117,673,932	$4,080,647	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
UNITED STATES — 99.8%
Communication Services — 9.9%
Alphabet, Cl C	8,059	$1,259,058
AT&T	5,257	148,668
Comcast, Cl A	13,858	511,360
Meta Platforms, Cl A	805	463,970
T-Mobile US	156	41,607
Verizon Communications	8,701	394,677
		2,819,340
Consumer Discretionary — 7.7%
Amazon.com*	3,665	697,303
Dick’s Sporting Goods	412	83,043
Ford Motor	16,993	170,440
Home Depot	1,753	642,457
McDonald’s	523	163,369
NIKE, Cl B	441	27,995
Tapestry	637	44,851
Tesla*	1,427	369,821
		2,199,279
Consumer Staples — 7.6%
Altria Group	8,380	502,967
Cal-Maine Foods	5,096	463,226
Coca-Cola	1,230	88,093
Colgate-Palmolive	1,226	114,876
General Mills	566	33,841
Kimberly-Clark	2,717	386,412
Philip Morris International	527	83,651
Procter & Gamble	1,401	238,759
Walmart	2,865	251,518
		2,163,343
Energy — 8.8%
Black Stone Minerals	29,230	446,342
Chevron	1,740	291,084
DT Midstream	4,784	461,560
Enterprise Products Partners	5,792	197,739
Hess Midstream, Cl A	10,588	447,767
Kinder Morgan	10,776	307,439
ONEOK	1,258	124,819
Phillips 66	776	95,820
Plains GP Holdings, Cl A	5,896	125,939
		2,498,509
Financials — 10.6%
CME Group, Cl A	551	146,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Goldman Sachs Group	963	$526,077
JPMorgan Chase	1,913	469,259
Morgan Stanley	2,053	239,523
Regions Financial	3,295	71,600
T Rowe Price Group	3,903	358,569
Virtu Financial, Cl A	5,592	213,167
Visa, Cl A	1,740	609,801
Western Union	37,873	400,696
		3,034,867
Health Care — 10.4%
AbbVie	1,659	347,594
Amgen	702	218,708
Bristol-Myers Squibb	8,090	493,409
Gilead Sciences	4,184	468,817
Johnson & Johnson	1,592	264,017
Merck	1,558	139,846
Organon	15,851	236,022
Pfizer	18,917	479,357
UnitedHealth Group	588	307,965
		2,955,735
Industrials — 12.6%
Automatic Data Processing	1,629	497,708
Cummins	778	243,856
Fastenal	6,158	477,553
General Dynamics	144	39,252
Illinois Tool Works	1,758	436,002
Lockheed Martin	671	299,742
MSC Industrial Direct, Cl A	1,952	151,612
Paychex	3,037	468,548
Republic Services, Cl A	285	69,016
Robert Half	676	36,876
Snap-on	539	181,649
Union Pacific	1,084	256,084
United Parcel Service, Cl B	3,949	434,350
		3,592,248
Information Technology — 22.6%
Amphenol, Cl A	7,572	496,647
Apple	6,418	1,425,630
Cisco Systems	8,793	542,616
International Business Machines	1,610	400,343
Microsoft	4,103	1,540,225
NVIDIA	14,084	1,526,424
Palantir Technologies, Cl A*	1,142	96,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Texas Instruments	2,366	$425,170
		6,453,440
Materials — 2.4%
Air Products and Chemicals	1,370	404,041
Packaging Corp of America	1,416	280,396
		684,437
Real Estate — 2.2%
Public Storage†	1,276	381,894
Simon Property Group†	1,423	236,332
		618,226
Utilities — 5.0%
American Electric Power	1,780	194,501
Consolidated Edison	2,294	253,693
Entergy	3,734	319,220
Public Service Enterprise Group	2,383	196,121
WEC Energy Group	4,189	456,517
		1,420,052
TOTAL UNITED STATES		28,439,476

TOTAL COMMON STOCK (Cost $26,090,933)		28,439,476

TOTAL INVESTMENTS — 99.8% (Cost $26,090,933)		28,439,476
OTHER ASSETS LESS LIABILITIES – 0.2%		43,839
NET ASSETS - 100%		$28,483,315

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 67.5%
U.S. Treasury Bills
4.240%, 04/15/2025(A)(B)	$30,000,000	$29,950,446
4.226%, 04/29/2025(A)(B)	30,000,000	29,901,066
4.220%, 05/06/2025(A)(B)	30,000,000	29,876,290
4.211%, 05/15/2025(A)(B)	30,000,000	29,844,625
4.205%, 05/29/2025(A)(B)	30,000,000	29,795,179
TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,375,617)		149,367,606

TOTAL INVESTMENTS — 67.5% (Cost $149,375,617)		149,367,606
OTHER ASSETS LESS LIABILITIES – 32.5%		71,897,342
NET ASSETS - 100%		$221,264,948

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
British Pound	372	Jun-2025	$30,073,098	$30,018,075	$(55,023)
Canadian 10-Year Bond	657	Jun-2025	56,861,479	56,680,831	(5,735)
Copper^	132	Jul-2025	15,246,799	16,767,300	1,520,501
Gold^	53	Jun-2025	14,870,990	16,696,590	1,825,600
Live Cattle^	201	Jun-2025	15,474,578	16,373,460	898,882
Natural Gas^	375	Jun-2025	16,346,975	15,963,750	(383,225)
Sugar No. 11^	244	May-2025	5,277,528	5,154,061	(123,467)
			154,151,447	157,654,067	3,677,533
Short Contracts
AUD Currency	(583)	Jun-2025	(36,838,096)	(36,457,905)	380,191
CAD Currency	(520)	Jun-2025	(36,217,310)	(36,311,600)	(94,290)
Corn^	(154)	May-2025	(3,497,208)	(3,520,825)	(23,617)
Euro FX	(40)	Jun-2025	(5,469,440)	(5,431,000)	38,440
Euro-Bund 10-Year Bond	(413)	Jun-2025	(57,555,444)	(57,532,672)	1,108,047
Gasoline^	(163)	Jun-2025	(14,773,179)	(15,612,303)	(839,124)
Japanese 10-Year Bond	(61)	Jun-2025	(57,082,049)	(56,286,419)	(55,777)
Japanese Yen	(143)	Jun-2025	(12,179,286)	(12,010,212)	169,074
Long Gilt 10-Year Bond	(483)	Jun-2025	(57,062,063)	(57,207,056)	952,875
NY Harbor ULSD^	(162)	Jun-2025	(14,740,149)	(15,370,916)	(630,767)
Soybean^	(296)	May-2025	(15,573,958)	(15,018,300)	555,658
Swiss Franc	(258)	Jun-2025	(36,956,496)	(36,787,575)	168,921
Ultra 10-Year U.S. Treasury Note	(355)	Jun-2025	(40,354,478)	(40,514,375)	(159,897)
Wheat^	(546)	May-2025	(16,726,591)	(14,660,100)	2,066,491
WTI Crude Oil^	(220)	Jun-2025	(14,973,748)	(15,609,000)	(635,252)
			(419,999,495)	(418,330,258)	3,000,973
			$(265,848,048)	$(260,676,191)	$6,678,506

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of March 31, 2025.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$149,367,606	$—	$149,367,606
Total Investments in Securities	$—	$149,367,606	$—	$149,367,606

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$9,684,680	$—	$—	$9,684,680
Unrealized Depreciation	(3,006,174)	—	—	(3,006,174)
Total Other Financial Instruments	$6,678,506	$—	$—	$6,678,506

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.8%
Consumer Discretionary — 5.6%
Beijing Roborock Technology, Cl A	29,831	$998,404
Ninebot, Cl A	101,330	909,277
Tianneng Battery Group, Cl A	27,137	103,231
		2,010,912
Consumer Staples — 0.7%
Bloomage Biotechnology, Cl A	38,893	258,862

Health Care — 12.1%
APT Medical, Cl A	11,853	631,810
MGI Tech, Cl A*	42,039	452,738
Shanghai Allist Pharmaceuticals, Cl A	45,418	533,197
Shanghai Junshi Biosciences, Cl A*	108,293	448,619
Shanghai United Imaging Healthcare, Cl A	83,182	1,396,575
Sichuan Biokin Pharmaceutical, Cl A*	16,189	517,605
Xiamen Amoytop Biotech, Cl A	32,847	352,615
		4,333,159
Industrials — 2.6%
AVIC Chengdu UAS, Cl A	40,377	217,336
Baimtec Material, Cl A	26,918	189,310
Sany Renewable Energy, Cl A	48,908	183,896
Zhuzhou CRRC Times Electric, Cl A	52,619	342,325
		932,867
Information Technology — 75.9%
ACM Research Shanghai, Cl A	17,497	245,554
Advanced Micro-Fabrication Equipment China, Cl A	82,823	2,101,494
Amlogic Shanghai, Cl A*	67,621	776,638
Beijing Kingsoft Office Software, Cl A	46,683	1,921,829
Biwin Storage Technology, Cl A*	60,935	599,714
Cambricon Technologies, Cl A*	39,681	3,402,368
China Railway Signal & Communication, Cl A	522,071	404,528
China Resources Microelectronics, Cl A	106,866	658,913
CSI Solar, Cl A	297,801	398,795
Everdisplay Optronics Shanghai, Cl A*	827,460	249,403
GalaxyCore, Cl A	155,572	321,169
Guobo Electronics, Cl A	15,451	112,769
Hangzhou EZVIZ Network, Cl A	31,407	166,158
Hwatsing Technology, Cl A	28,671	652,466
Hygon Information Technology, Cl A	176,753	3,437,317
Jinko Solar, Cl A	807,858	720,478
Loongson Technology, Cl A*	32,378	555,148
Montage Technology, Cl A	217,209	2,340,126
National Silicon Industry Group, Cl A	332,727	850,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Nexchip Semiconductor, Cl A*	161,983	$484,885
Piotech, Cl A	28,091	608,956
Qi An Xin Technology Group, Cl A*	54,651	257,463
Shanghai BOCHU Electronic Technology, Cl A	16,589	416,009
Shenzhen Transsion Holdings, Cl A	92,076	1,148,748
SICC, Cl A*	34,697	296,070
Smartsens Technology Shanghai, Cl A	56,480	754,321
SUPCON Technology, Cl A	127,671	933,034
Trina Solar, Cl A	219,963	509,500
United Nova Technology, Cl A*	854,967	571,868
Verisilicon Microelectronics Shanghai, Cl A*	70,701	1,031,435
Xinjiang Daqo New Energy, Cl A	129,909	346,858
		27,274,389
Materials — 2.9%
Cathay Biotech, Cl A	58,880	407,774
Western Superconducting Technologies, Cl A	91,799	585,596
Zhongfu Shenying Carbon Fiber, Cl A	19,739	56,724
		1,050,094
TOTAL CHINA		35,860,283

TOTAL COMMON STOCK (Cost $35,296,984)		35,860,283

TOTAL INVESTMENTS — 99.8% (Cost $35,296,984)		35,860,283
OTHER ASSETS LESS LIABILITIES – 0.2%		87,312
NET ASSETS - 100%		$35,947,595

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 92.7%‡
CHINA — 91.9%
Communication Services — 24.4%
Baidu, Cl A*	131,550	$1,520,882
Bilibili, Cl Z*	49,060	937,653
China Literature*	69,800	231,013
Kingsoft	146,400	708,451
Kuaishou Technology, Cl B*	261,300	1,825,335
NetEase	94,205	1,913,087
Tencent Holdings	63,800	4,075,498
Tencent Music Entertainment Group	5,400	38,382
		11,250,301
Consumer Discretionary — 44.0%
Alibaba Group Holding	247,000	4,063,597
Haier Smart Home, Cl A	376,826	1,210,834
JD.com, Cl A	197,409	4,079,967
Li Auto, Cl A*	143,400	1,825,607
Meituan, Cl B*	197,880	3,962,534
Midea Group*	77,500	786,923
NIO, Cl A*	53,500	199,070
Tongcheng Travel Holdings	222,000	597,779
Trip.com Group	26,150	1,661,032
XPeng, Cl A*	187,000	1,893,963
		20,281,306
Consumer Staples — 2.9%
Alibaba Health Information Technology*	1,012,000	612,640
JD Health International*	174,000	741,372
		1,354,012
Information Technology — 20.6%
BYD Electronic International	118,500	613,800
Horizon Robotics*	178,800	153,284
Hua Hong Semiconductor	107,000	427,021
Kingdee International Software Group*	466,000	788,217
Lenovo Group	1,252,000	1,686,434
SenseTime Group, Cl B*	4,322,000	827,703
Sunny Optical Technology Group	109,740	1,006,381
Xiaomi, Cl B*	627,400	3,967,467
		9,470,307
TOTAL CHINA		42,355,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.8%
Information Technology — 0.8%
ASMPT	51,500	$359,758
TOTAL HONG KONG		359,758

TOTAL COMMON STOCK (Cost $41,941,385)		42,715,684

TOTAL INVESTMENTS — 92.7% (Cost $41,941,385)		42,715,684
OTHER ASSETS LESS LIABILITIES – 7.3%		3,366,034
NET ASSETS - 100%		$46,081,718

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 48.8%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	143,300	$3,588,948
TOTAL EXCHANGE-TRADED FUND (Cost $3,597,348)		3,588,948

SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.290%(D)	200,455	200,455
TOTAL SHORT-TERM INVESTMENT (Cost $200,455)		200,455

TOTAL INVESTMENTS — 51.5% (Cost $3,797,803)		3,789,403
OTHER ASSETS LESS LIABILITIES – 48.5%		3,570,338
NET ASSETS - 100%		$7,359,741

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission^	100	Dec-2025	$7,428,496	$7,343,235	$(333,655)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of March 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of March 31, 2025.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,588,948	$—	$—	$3,588,948
Short-Term Investment	200,455	—	—	200,455
Total Investments in Securities	$3,789,403	$—	$—	$3,789,403

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(333,655)	—	—	(333,655)
Total Other Financial Instruments	$(333,655)	$—	$—	$(333,655)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares European Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended March 31, 2025 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$3,843,916	$(245,483)	$(8,400)	$(1,085)	$3,588,948	$112,674	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 79.9%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	3,481,600	$87,196,672
TOTAL EXCHANGE-TRADED FUND (Cost $87,371,004)		87,196,672

SHORT-TERM INVESTMENT — 4.4%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.290%(D)	4,781,185	4,781,185
TOTAL SHORT-TERM INVESTMENT (Cost $4,781,185)		4,781,185

TOTAL INVESTMENTS — 84.3% (Cost $92,152,189)		91,977,857
OTHER ASSETS LESS LIABILITIES – 15.7%		17,104,306
NET ASSETS - 100%		$109,082,163

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	3,534	Dec-2025	$126,010,637	$108,811,860	$(17,198,777)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of March 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of March 31, 2025.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$87,196,672	$—	$—	$87,196,672
Short-Term Investment	4,781,185	—	—	4,781,185
Total Investments in Securities	$91,977,857	$—	$—	$91,977,857

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(17,198,777)	—	—	(17,198,777)
Total Other Financial Instruments	$(17,198,777)	$—	$—	$(17,198,777)

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments March 31, 2025

KraneShares California Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended March 31, 2025 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$138,489,244	$(51,073,160)	$(174,332)	$(45,080)	$87,196,672	$3,191,094	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 102.3%
KraneShares CSI China Internet ETF(A)	3,065,012	$106,999,569
TOTAL EXCHANGE - TRADED FUND (Cost $106,238,646)		106,999,569

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.290%(B)	215,478	215,478
TOTAL SHORT-TERM INVESTMENT (Cost $215,478)		215,478

TOTAL INVESTMENTS — 102.5% (Cost $106,454,124)		107,215,047
OTHER ASSETS LESS LIABILITIES – (2.5)%		(2,646,271)
NET ASSETS - 100%		$104,568,776

WRITTEN OPTIONS — (2.9)% (Premiums Received $(5,528,396))		$(3,003,942)

(A)	Affiliated Investment.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.

Written options contracts outstanding as of March 31, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (2.9)%
Call Options
KWEB US*	(6,225)	$(21,731,475)	$33.93	04/04/25	$(795,368)
KWEB US*	(6,286)	(21,944,426)	36.99	04/11/25	(205,929)
KWEB US*	(5,220)	(18,223,020)	36.78	04/17/25	(288,405)
KWEB US*	(6,446)	(22,502,986)	35.58	04/25/25	(728,656)
KWEB US*	(225)	(785,475)	36.30	04/25/25	(19,440)
KWEB US*	(6,015)	(20,998,365)	35.04	05/02/25	(940,686)
KWEB US*	(233)	(813,403)	36.17	05/02/25	(25,458)
Total Written Options		$(106,999,150)			$(3,003,942)

*	KraneShares CSI China Internet ETF.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares KWEB Covered Call Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$106,999,569	$—	$—	$106,999,569
Short-Term Investment	215,478	—	—	215,478
Total Investments in Securities	$107,215,047	$—	$—	$107,215,047

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(3,003,942)	$—	$(3,003,942)
Total Liabilities	$—	$(3,003,942)	$—	$(3,003,942)

Transactions with affiliated companies during the year ended March 31, 2025 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$167,701,065	$670,942,610	$(694,645,081)	$(2,978,649)	$(34,020,376)	$106,999,569	$4,061,767	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.1%
KraneShares MSCI All China Index ETF(A)	128,554	$2,917,854
KraneShares MSCI Emerging Markets ex China Index ETF(A)	68,202	1,901,315
TOTAL EXCHANGE - TRADED FUNDS (Cost $4,381,520)		4,819,169

TOTAL INVESTMENTS — 99.1% (Cost $4,381,520)		4,819,169
OTHER ASSETS LESS LIABILITIES – 0.9%		43,621
NET ASSETS - 100%		$4,862,790

(A)	Affiliated Investment.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Transactions with affiliated companies during the period ended March 31, 2025 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2025	Dividend Income	Capital Gain Distributions
KraneShares MSCI All China Index ETF
$2,027,280	$413,544	$(90,682)	$569,515	$(1,803)	$2,917,854	$63,231	$—
KraneShares MSCI Emerging Markets ex China Index ETF
1,668,176	362,946	(30,740)	(100,370)	1,303	1,901,315	61,693	—
$3,695,456	$776,490	$(121,422)	$469,145	$(500)	$4,819,169	$124,924	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 98.3%‡
CHINA — 0.7%
Consumer Discretionary — 0.7%
Chow Tai Fook Jewellery Group	18,000	$20,382
TOTAL CHINA		20,382

DENMARK — 4.6%
Consumer Discretionary — 4.6%
Pandora	853	130,172
TOTAL DENMARK		130,172

FRANCE — 37.0%
Consumer Discretionary — 21.0%
Hermes International	88	229,185
Kering	511	105,385
LVMH Moet Hennessy Louis Vuitton	433	267,401
		601,971
Consumer Staples — 9.0%
L’Oreal	702	259,985

Health Care — 7.0%
EssilorLuxottica	700	200,680

TOTAL FRANCE		1,062,636

GERMANY — 0.8%
Consumer Discretionary — 0.8%
HUGO BOSS	598	22,518
TOTAL GERMANY		22,518

ITALY — 11.5%
Consumer Discretionary — 11.5%
Brunello Cucinelli	365	41,635
Ferrari	291	123,284
Moncler	2,139	130,778
PRADA	4,900	34,104
TOTAL ITALY		329,801

JAPAN — 7.6%
Consumer Staples — 7.6%
Kao	3,000	129,858
Shiseido	4,700	88,632
TOTAL JAPAN		218,490

SWITZERLAND — 11.3%
Consumer Discretionary — 11.3%
Cie Financiere Richemont, Cl A	1,572	271,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Swatch Group	312	$53,496
TOTAL SWITZERLAND		325,253

UNITED KINGDOM — 1.0%
Consumer Discretionary — 1.0%
Burberry Group	2,956	29,448
TOTAL UNITED KINGDOM		29,448

UNITED STATES — 23.8%
Consumer Discretionary — 17.8%
Capri Holdings*	2,229	43,978
Deckers Outdoor*	748	83,634
Ralph Lauren, Cl A	370	81,674
Samsonite International	15,300	36,223
Signet Jewelers	437	25,372
Tapestry	1,815	127,794
Vail Resorts	345	55,207
VF	3,607	55,981
		509,863
Consumer Staples — 6.0%
Coty, Cl A*	3,993	21,842
Estee Lauder, Cl A	2,018	133,188
Inter Parfums	151	17,194
		172,224
TOTAL UNITED STATES		682,087

TOTAL COMMON STOCK (Cost $3,331,711)		2,820,787

TOTAL INVESTMENTS — 98.3% (Cost $3,331,711)		2,820,787
OTHER ASSETS LESS LIABILITIES – 1.7%		50,104
NET ASSETS - 100%		$2,870,891

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 98.0%‡
CANADA — 6.6%
Consumer Staples — 3.7%
Loblaw	691	$96,819

Industrials — 2.9%
Stantec	928	76,910

TOTAL CANADA		173,729

CHINA — 2.6%
Consumer Discretionary — 2.6%
Yum China Holdings	1,329	69,188
TOTAL CHINA		69,188

DENMARK — 5.6%
Industrials — 2.8%
Svitzer Group*	1,645	51,910
Vestas Wind Systems*	1,598	21,962
		73,872
Materials — 2.8%
Novonesis (Novozymes) B, Cl B	1,269	73,677

TOTAL DENMARK		147,549

FAROE ISLANDS — 1.4%
Consumer Staples — 1.4%
Bakkafrost	758	35,631
TOTAL FAROE ISLANDS		35,631

FINLAND — 1.8%
Industrials — 1.8%
Konecranes	756	48,018
TOTAL FINLAND		48,018

FRANCE — 9.2%
Consumer Discretionary — 1.9%
Sodexo	768	49,278

Industrials — 5.8%
Bureau Veritas	2,789	84,174
Cie de Saint-Gobain	707	70,032
		154,206
Information Technology — 1.5%
Capgemini	273	40,711

TOTAL FRANCE		244,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Rockefeller℠ Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ITALY — 2.2%
Industrials — 2.2%
Prysmian	1,083	$58,914
TOTAL ITALY		58,914

JAPAN — 1.1%
Materials — 1.1%
Shin-Etsu Chemical	1,000	28,327
TOTAL JAPAN		28,327

LUXEMBOURG — 2.4%
Health Care — 2.4%
Eurofins Scientific	1,178	62,632
TOTAL LUXEMBOURG		62,632

MEXICO — 2.8%
Consumer Staples — 2.8%
Arca Continental	7,200	75,311
TOTAL MEXICO		75,311

PORTUGAL — 3.2%
Consumer Staples — 3.2%
Jeronimo Martins	4,043	85,598
TOTAL PORTUGAL		85,598

SPAIN — 2.1%
Consumer Discretionary — 2.1%
Industria de Diseno Textil	1,117	55,322
TOTAL SPAIN		55,322

SWEDEN — 1.7%
Industrials — 1.7%
Alfa Laval	1,070	45,686
TOTAL SWEDEN		45,686

SWITZERLAND — 3.3%
Industrials — 1.0%
Accelleron Industries	575	26,503

Materials — 2.3%
DSM-Firmenich	628	61,976

TOTAL SWITZERLAND		88,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Rockefeller℠ Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED KINGDOM — 5.6%
Consumer Staples — 2.1%
Reckitt Benckiser Group PLC	840	$56,705

Utilities — 3.5%
SSE PLC	4,432	91,187

TOTAL UNITED KINGDOM		147,892

UNITED STATES — 46.4%
Consumer Discretionary — 4.6%
Amazon.com*	440	83,714
Royal Caribbean Cruises	188	38,623
		122,337
Consumer Staples — 4.7%
Albertsons, Cl A	2,394	52,644
BJ’s Wholesale Club Holdings*	635	72,454
		125,098
Health Care — 2.0%
Agilent Technologies	451	52,758

Industrials — 20.3%
Advanced Drainage Systems	644	69,971
Chart Industries*	249	35,946
Nordson	273	55,070
Republic Services, Cl A	378	91,536
Tetra Tech	1,874	54,814
Veralto	791	77,083
Waste Management	480	111,125
Xylem	342	40,855
		536,400
Information Technology — 7.2%
Teledyne Technologies*	198	98,547
Trimble*	1,410	92,566
		191,113
Materials — 5.0%
Crown Holdings	1,150	102,649
Sealed Air	971	28,062
		130,711

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Rockefeller℠ Ocean Engagement ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 2.6%
American Water Works	466	$68,744

TOTAL UNITED STATES		1,227,161

TOTAL COMMON STOCK (Cost $2,465,839)		2,593,632

TOTAL INVESTMENTS — 98.0% (Cost $2,465,839)		2,593,632
OTHER ASSETS LESS LIABILITIES – 2.0%		52,506
NET ASSETS - 100%		$2,646,138

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Hedgeye Hedged Equity Index ETF

	Shares	Value
EXCHANGE - TRADED FUND — 96.1%
SPDR S&P 500 ETF Trust(A)	24,000	$13,425,360
TOTAL EXCHANGE - TRADED FUND (Cost $14,262,847)		13,425,360

PURCHASED OPTION(B) — 3.3%
TOTAL PURCHASED OPTION (Cost $208,441)		461,880

TOTAL INVESTMENTS — 99.4% (Cost $14,471,288)		13,887,240
OTHER ASSETS LESS LIABILITIES – 0.6%		80,529
NET ASSETS - 100%		$13,967,769

WRITTEN OPTIONS(B) — (1.5)% (Premiums Received $(267,388))		$(215,218)

(A)	For financial information on the SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at March 31, 2025 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 3.3%
Put Options
S&P 500 Index	24	$13,468,440	$5,780.00	04/17/25	$461,880
WRITTEN OPTIONS — (1.5)%
Put Options
S&P 500 Index	(24)	(13,468,440)	$5,520.00	04/17/25	(155,040)
Call Options
SPDR S&P 500 Index	(240)	(13,425,360)	$576.67	04/17/25	(60,178)
Total Written Options		$(26,893,800)			$(215,218)

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$13,425,360	$—	$—	$13,425,360
Purchased Option	461,880	—	—	461,880
Total Investments in Securities	$13,887,240	$—	$—	$13,887,240

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(155,040)	$(60,178)	$—	$(215,218)
Total Liabilities	$(155,040)	$(60,178)	$—	$(215,218)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Artificial Intelligence and Technology ETF

	Shares	Value
COMMON STOCK — 95.3%‡
CANADA — 1.8%
Information Technology — 1.8%
Shopify, Cl A*	4,255	$404,731
TOTAL CANADA		404,731

GERMANY — 3.2%
Information Technology — 3.2%
SAP	2,687	709,374
TOTAL GERMANY		709,374

NETHERLANDS — 2.9%
Information Technology — 2.9%
ASML Holding	486	318,138
Nebius Group, Cl A*	15,585	328,999
TOTAL NETHERLANDS		647,137

SOUTH KOREA — 1.9%
Information Technology — 1.9%
SK Hynix	3,259	422,065
TOTAL SOUTH KOREA		422,065

TAIWAN — 3.0%
Information Technology — 3.0%
MediaTek	4,000	167,457
Taiwan Semiconductor Manufacturing	18,000	493,337
TOTAL TAIWAN		660,794

UNITED STATES — 82.5%
Communication Services — 13.2%
Alphabet, Cl A	5,099	788,509
Meta Platforms, Cl A	3,063	1,765,391
ROBLOX, Cl A*	6,331	369,034
		2,922,934
Consumer Discretionary — 10.1%
Amazon.com*	6,002	1,141,940
Duolingo, Cl A*	1,672	519,223
Tesla*	2,212	573,262
		2,234,425
Health Care — 1.5%
Tempus AI, Cl A*	7,082	341,636

Industrials — 0.9%
Vertiv Holdings, Cl A	2,744	198,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 56.8%
Adobe*	1,391	$533,490
Apple	4,090	908,512
Arista Networks*	2,905	225,079
ARM Holdings ADR*	1,364	145,662
Atlassian, Cl A*	1,541	327,016
Broadcom	2,696	451,391
Cloudflare, Cl A*	2,874	323,871
Confluent, Cl A*	10,742	251,792
Datadog, Cl A*	3,881	385,034
Dell Technologies, Cl C	3,348	305,170
Elastic*	5,029	448,084
Gitlab, Cl A*	5,522	259,534
Marvell Technology	3,096	190,621
Micron Technology	2,726	236,862
Microsoft	3,512	1,318,370
MongoDB, Cl A*	1,235	216,619
NVIDIA	8,245	893,593
Oracle	3,516	491,572
Palantir Technologies, Cl A*	5,840	492,896
Palo Alto Networks*	2,183	372,507
Pure Storage, Cl A*	4,908	217,277
QUALCOMM	1,431	219,816
Salesforce	2,864	768,583
Samsara, Cl A*	12,646	484,721
ServiceNow*	925	736,430
Snowflake, Cl A*	2,724	398,140
Synopsys*	476	204,133
Workday, Cl A*	1,831	427,593
Zscaler*	1,667	330,766
		12,565,134
TOTAL UNITED STATES		18,262,246

TOTAL COMMON STOCK (Cost $24,113,329)		21,106,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
PREFERRED STOCK — 4.5%
UNITED STATES — 4.5%
Information Technology — 4.5%
Anthropic*(A)(B)	17,829	$999,966

TOTAL PREFERRED STOCK (Cost $999,966)		999,966

TOTAL INVESTMENTS — 99.8% (Cost $25,113,295)		22,106,313
OTHER ASSETS LESS LIABILITIES – 0.2%		34,635
NET ASSETS - 100%		$22,140,948

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of March 31, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Canada	$404,731	$—	$—	$404,731
Germany	709,374	—	—	709,374
Netherlands	647,137	—	—	647,137
South Korea	422,065	—	—	422,065
Taiwan	660,794	—	—	660,794
United States	18,262,246	—	—	18,262,246
Total Common Stock	21,106,347	—	—	21,106,347
Preferred Stock
United States
Information Technology	—	—	999,966	999,966
Total Preferred Stock	—	—	999,966	999,966
Total Investments in Securities	$21,106,347	$—	$999,966	$22,106,313

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Artificial Intelligence and Technology ETF (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
Beginning balance as of April 1, 2024	$—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	999,966
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—
Ending balance as of March 31, 2025	$999,966
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 94.1%
AUSTRALIA — 2.6%
Financials — 2.6%
Australia & New Zealand Banking Group NY
5.375%, 07/03/2025	$2,000,000	$2,003,965
National Australia Bank
5.255%, 6/9/2025, SOFRRATE + 0.860%(A)	1,000,000	1,001,310
5.140%, 5/13/2025, SOFRRATE + 0.760%(A)	1,000,000	1,000,670
Westpac Banking
3.735%, 08/26/2025	1,400,000	1,395,246
TOTAL AUSTRALIA		5,401,191

CANADA — 11.6%
Consumer Discretionary — 0.2%
Magna International
4.150%, 10/01/2025	500,000	498,521

Financials — 11.4%
Bank of Montreal
5.920%, 09/25/2025	1,000,000	1,006,783
Bank of Montreal, MTN
1.850%, 05/01/2025	1,500,000	1,496,610
Bank of Nova Scotia
5.450%, 06/12/2025	2,000,000	2,002,685
4.750%, 02/02/2026	2,000,000	2,005,044
Bank of Nova Scotia, MTN
3.450%, 04/11/2025	2,000,000	1,999,292
Canadian Imperial Bank of Commerce
5.292%, 4/7/2025, SOFRINDX + 0.940%(A)	1,000,000	1,000,115
5.144%, 04/28/2025	500,000	500,186
3.945%, 08/04/2025	1,000,000	998,430
0.950%, 10/23/2025	1,000,000	980,638
Royal Bank of Canada, MTN
4.950%, 04/25/2025	2,000,000	2,000,449
4.875%, 01/12/2026	1,000,000	1,003,795
3.375%, 04/14/2025	1,000,000	999,504
1.150%, 06/10/2025	1,000,000	993,442
0.875%, 01/20/2026	1,000,000	973,272
Toronto-Dominion Bank, MTN
3.766%, 06/06/2025	2,000,000	1,996,156
1.150%, 06/12/2025	2,100,000	2,085,610
0.750%, 01/06/2026	1,000,000	972,567
0.750%, 09/11/2025	1,000,000	983,764
		23,998,342
TOTAL CANADA		24,496,863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
FINLAND — 0.6%
Financials — 0.6%
Nordea Bank Abp
3.600%, 06/06/2025	$1,400,000	$1,397,210

FRANCE — 0.2%
Financials — 0.2%
Societe Generale
4.250%, 04/14/2025	274,390	274,255
Societe Generale, MTN
4.351%, 06/13/2025	100,000	99,936
TOTAL FRANCE		374,191

GERMANY — 0.8%
Consumer Discretionary — 0.3%
BMW US Capital
3.900%, 04/09/2025	83,000	82,984
3.250%, 04/01/2025	471,000	471,000
		553,984
Financials — 0.5%
Deutsche Bank
4.500%, 04/01/2025	100,000	100,000
Deutsche Bank NY
4.162%, 05/13/2025	1,000,000	999,455
		1,099,455
TOTAL GERMANY		1,653,439

HONG KONG — 0.5%
Financials — 0.5%
Swire Pacific Financing, MTN
3.875%, 09/21/2025	1,000,000	996,504

JAPAN — 1.4%
Financials — 1.4%
Mitsubishi UFJ Financial Group
1.412%, 07/17/2025	1,000,000	990,599
Sumitomo Mitsui Financial Group
1.474%, 07/08/2025	2,000,000	1,984,097
TOTAL JAPAN		2,974,696

MEXICO — 0.5%
Materials — 0.5%
Southern Copper
3.875%, 04/23/2025	1,000,000	998,683

NETHERLANDS — 1.5%
Financials — 1.5%
Cooperatieve Rabobank UA
4.850%, 01/09/2026	1,000,000	1,003,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Cooperatieve Rabobank UA, MTN
5.500%, 07/18/2025	$1,000,000	$1,003,259
3.375%, 05/21/2025	1,100,000	1,098,161
TOTAL NETHERLANDS		3,104,592

SINGAPORE — 0.2%
Financials — 0.2%
United Overseas Bank, MTN
3.059%, 04/07/2025	412,000	411,892

SPAIN — 1.8%
Financials — 1.8%
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	1,000,000	983,943
Banco Santander
5.179%, 11/19/2025	1,800,000	1,802,806
2.746%, 05/28/2025	1,000,000	996,683
TOTAL SPAIN		3,783,432

SWEDEN — 0.6%
Financials — 0.6%
Skandinaviska Enskilda Banken
3.700%, 06/09/2025	1,000,000	998,031
Svenska Handelsbanken
3.650%, 06/10/2025	111,000	110,774
Swedbank
3.356%, 04/04/2025	200,000	199,983
TOTAL SWEDEN		1,308,788

SWITZERLAND — 0.5%
Financials — 0.5%
UBS
2.950%, 04/09/2025	1,000,000	999,557

UNITED KINGDOM — 1.7%
Financials — 1.7%
Barclays
4.375%, 01/12/2026	1,000,000	998,195
HSBC Holdings
4.250%, 08/18/2025	1,000,000	997,658
Lloyds Banking Group
4.450%, 05/08/2025	1,000,000	999,568
Standard Chartered, MTN
3.200%, 04/17/2025	546,000	545,017
TOTAL UNITED KINGDOM		3,540,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
UNITED STATES — 69.6%
Communication Services — 4.0%
Charter Communications Operating
4.908%, 07/23/2025	$1,000,000	$998,695
Comcast
3.950%, 10/15/2025	1,000,000	997,272
3.375%, 08/15/2025	1,000,000	995,452
Fox
3.050%, 04/07/2025	1,000,000	999,816
T-Mobile USA
3.500%, 04/15/2025	1,000,000	999,474
2.250%, 02/15/2026	1,000,000	979,497
TWDC Enterprises 18, MTN
3.150%, 09/17/2025	1,000,000	994,235
Verizon Communications
0.850%, 11/20/2025	500,000	488,802
Walt Disney
1.750%, 01/13/2026	1,000,000	979,695
		8,432,938
Consumer Discretionary — 8.1%
American Honda Finance, MTN
4.600%, 04/17/2025	1,000,000	999,929
AutoZone
3.625%, 04/15/2025	1,266,900	1,266,224
DR Horton
2.600%, 10/15/2025	500,000	494,818
Ford Motor Credit
5.125%, 06/16/2025	1,000,000	999,317
4.687%, 06/09/2025	2,000,000	1,997,242
4.134%, 08/04/2025	1,000,000	994,228
General Motors Financial
4.300%, 07/13/2025	1,000,000	998,303
2.750%, 06/20/2025	2,000,000	1,990,505
Harley-Davidson Financial Services
3.350%, 06/08/2025	673,000	670,212
Lennar
4.750%, 05/30/2025	1,000,000	999,784
Marriott International
5.750%, 05/01/2025	600,000	600,131
McDonald’s, MTN
3.375%, 05/26/2025	500,000	498,985
3.300%, 07/01/2025	1,000,000	996,446
Toyota Motor Credit
5.400%, 11/10/2025	1,000,000	1,006,414
Toyota Motor Credit, MTN
4.740%, 4/14/2025, SOFRRATE + 0.350%(A)	437,000	437,015

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
4.050%, 10/24/2025	$1,000,000	$995,661
3.650%, 08/18/2025	1,000,000	996,369
		16,941,583
Consumer Staples — 3.3%
General Mills
4.000%, 04/17/2025	1,000,000	999,596
Keurig Dr Pepper
4.417%, 05/25/2025	1,000,000	998,948
Mondelez International
1.500%, 05/04/2025	1,000,000	996,854
PepsiCo
5.250%, 11/10/2025	1,000,000	1,005,566
3.500%, 07/17/2025	1,000,000	997,328
2.750%, 04/30/2025	1,000,000	998,566
Target
2.250%, 04/15/2025	1,000,000	998,981
		6,995,839
Financials — 24.4%
Allstate
0.750%, 12/15/2025	1,000,000	974,117
Ally Financial
5.800%, 05/01/2025	1,841,800	1,843,044
American Express
4.900%, 02/13/2026	2,000,000	2,008,715
4.200%, 11/06/2025	1,000,000	998,795
3.950%, 08/01/2025	1,000,000	997,637
Ameriprise Financial
3.000%, 04/02/2025	1,000,000	999,690
Ares Capital
3.250%, 07/15/2025	2,000,000	1,990,868
Bank of New York Mellon, MTN
1.600%, 04/24/2025	1,793,000	1,789,613
0.750%, 01/28/2026	1,000,000	970,875
Charles Schwab
3.850%, 05/21/2025	444,500	444,018
Citibank
5.864%, 09/29/2025	1,000,000	1,006,190
Citigroup
4.400%, 06/10/2025	1,100,000	1,099,843
3.700%, 01/12/2026	1,000,000	993,761
3.300%, 04/27/2025	1,000,000	998,863
Citizens Bank
2.250%, 04/28/2025	210,000	209,554
CNO Financial Group
5.250%, 05/30/2025	1,000,000	1,000,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Corebridge Global Funding
0.900%, 09/22/2025	$1,000,000	$982,675
Fifth Third Bank
3.950%, 07/28/2025	1,000,000	997,580
Goldman Sachs Group
3.750%, 02/25/2026	1,000,000	994,156
3.750%, 05/22/2025	1,000,000	998,699
Invesco Finance
3.750%, 01/15/2026	500,000	496,760
JPMorgan Chase
3.900%, 07/15/2025	1,000,000	997,716
KeyBank
4.150%, 08/08/2025	1,000,000	997,339
3.300%, 06/01/2025	1,000,000	997,017
Manufacturers & Traders Trust
5.400%, 11/21/2025	500,000	501,466
4.650%, 01/27/2026	2,800,000	2,798,609
Metropolitan Life Global Funding I
4.050%, 08/25/2025	1,020,000	1,018,082
Morgan Stanley, MTN
5.000%, 11/24/2025	1,000,000	1,003,262
4.000%, 07/23/2025	1,000,000	998,474
3.875%, 01/27/2026	2,000,000	1,989,633
New York Life Global Funding
0.950%, 06/24/2025	1,000,000	991,586
PayPal Holdings
1.650%, 06/01/2025	1,000,000	996,005
PNC Bank
3.875%, 04/10/2025	2,000,000	1,999,586
PNC Bank, MTN
3.250%, 06/01/2025	1,000,000	997,068
Regions Financial
2.250%, 05/18/2025	1,422,800	1,417,555
Santander Holdings USA
3.450%, 06/02/2025	1,000,000	997,365
State Street
3.550%, 08/18/2025	1,000,000	996,585
Truist Bank
3.625%, 09/16/2025	2,000,000	1,990,036
Truist Financial, MTN
3.700%, 06/05/2025	2,100,000	2,095,770
1.200%, 08/05/2025	1,000,000	988,301
US Bancorp
1.450%, 05/12/2025	2,000,000	1,992,447

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Visa
3.150%, 12/14/2025	$1,000,000	$992,227
Wells Fargo, MTN
3.550%, 09/29/2025	900,000	896,291
		51,448,016
Health Care — 6.2%
Boston Scientific
1.900%, 06/01/2025	2,000,000	1,990,064
Cigna Group
4.125%, 11/15/2025	1,000,000	998,407
3.250%, 04/15/2025	1,000,000	999,335
CVS Health
3.875%, 07/20/2025	1,000,000	997,074
HCA
5.250%, 04/15/2025	1,000,000	1,000,059
Humana
4.500%, 04/01/2025	1,000,000	1,000,000
McKesson
0.900%, 12/03/2025	500,000	487,880
Stryker
3.375%, 11/01/2025	1,000,000	992,525
1.150%, 06/15/2025	1,608,000	1,595,918
UnitedHealth Group
3.750%, 07/15/2025	1,000,000	998,041
Zimmer Biomet Holdings
3.050%, 01/15/2026	1,000,000	988,237
Zoetis
4.500%, 11/13/2025	1,000,000	999,465
		13,047,005
Industrials — 6.6%
Air Lease
3.375%, 07/01/2025	1,000,000	996,810
Automatic Data Processing
3.375%, 09/15/2025	1,000,000	995,256
CNH Industrial Capital
3.950%, 05/23/2025	1,000,000	998,698
CRH America
3.875%, 05/18/2025	1,000,000	998,039
Cummins
0.750%, 09/01/2025	1,000,000	983,736
Deere
2.750%, 04/15/2025	1,000,000	999,286
John Deere Capital, MTN
4.800%, 01/09/2026	1,000,000	1,003,150
4.050%, 09/08/2025	1,000,000	999,251

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials (continued)
Otis Worldwide
2.056%, 04/05/2025	$1,000,000	$999,443
United Parcel Service
3.900%, 04/01/2025	2,000,000	2,000,000
Verisk Analytics
4.000%, 06/15/2025	1,000,000	999,474
Waste Management
0.750%, 11/15/2025	2,000,000	1,955,782
		13,928,925
Information Technology — 10.9%
Apple
3.250%, 02/23/2026	2,000,000	1,982,541
3.200%, 05/13/2025	500,000	499,209
1.125%, 05/11/2025	2,000,000	1,992,322
0.700%, 02/08/2026	2,000,000	1,940,286
0.550%, 08/20/2025	1,000,000	985,182
Applied Materials
3.900%, 10/01/2025	500,000	498,604
Cisco Systems
3.500%, 06/15/2025	1,000,000	997,738
Flex
4.750%, 06/15/2025	1,000,000	999,272
HP
2.200%, 06/17/2025	1,000,000	994,014
Intuit
0.950%, 07/15/2025	1,000,000	989,367
Microsoft
3.125%, 11/03/2025	3,000,000	2,981,623
NetApp
1.875%, 06/22/2025	1,000,000	993,470
Oracle
2.950%, 05/15/2025	1,000,000	997,740
2.500%, 04/01/2025	1,000,000	1,000,000
QUALCOMM
3.450%, 05/20/2025	1,000,000	998,600
VeriSign
5.250%, 04/01/2025	2,000,000	2,000,000
VMware
4.500%, 05/15/2025	2,000,000	1,998,658
		22,848,626
Real Estate — 6.1%
Alexandria Real Estate Equities
3.450%, 04/30/2025	1,420,000	1,418,382
AvalonBay Communities, MTN
3.450%, 06/01/2025	1,000,000	997,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Boston Properties
3.650%, 02/01/2026	$1,000,000	$989,113
Equinix
1.250%, 07/15/2025	1,000,000	989,911
Essex Portfolio
3.500%, 04/01/2025	1,000,000	1,000,000
Host Hotels & Resorts
4.000%, 06/15/2025	1,000,000	999,096
Public Storage Operating
0.875%, 02/15/2026	2,000,000	1,939,215
Realty Income
4.625%, 11/01/2025	1,000,000	999,573
3.875%, 04/15/2025	1,500,000	1,499,321
Simon Property Group
3.500%, 09/01/2025	1,000,000	995,673
3.300%, 01/15/2026	1,000,000	989,751
		12,817,884
TOTAL UNITED STATES		146,460,816

TOTAL CORPORATE OBLIGATIONS (Cost $197,952,491)		197,902,292

TOTAL INVESTMENTS — 94.1% (Cost $197,952,491)		197,902,292
OTHER ASSETS LESS LIABILITIES – 5.9%		12,504,271
NET ASSETS - 100%		$210,406,563

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

As of March 31, 2025, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Consumer Discretionary — 8.7%
Fuyao Glass Industry Group, Cl A	42,901	$345,823
Ningbo Tuopu Group, Cl A	32,200	256,017
Seres Group, Cl A	19,600	339,592
		941,432
Financials — 43.9%
Agricultural Bank of China, Cl A	470,700	335,571
Bank of Beijing, Cl A	411,100	341,739
Bank of China, Cl A	443,700	341,970
Bank of Communications, Cl A	334,100	342,565
Bank of Jiangsu, Cl A	260,500	340,598
Bank of Nanjing, Cl A	238,000	338,367
Bank of Shanghai, Cl A	258,100	349,893
China CITIC Bank, Cl A	351,100	343,567
China Construction Bank, Cl A	283,000	343,920
China Galaxy Securities, Cl A	150,400	344,025
Guotai Junan Securities, Cl A	134,400	318,155
Huaxia Bank, Cl A	331,300	357,021
Industrial & Commercial Bank of China, Cl A	351,100	332,936
Shanghai Pudong Development Bank, Cl A	236,900	340,063
		4,770,390
Industrials — 17.2%
China Merchants Expressway Network & Technology Holdings, Cl A	176,200	321,073
COSCO SHIPPING Holdings, Cl A	177,800	356,045
Daqin Railway, Cl A	359,000	323,134
Jiangsu Expressway, Cl A	157,200	330,588
NARI Technology, Cl A	64,600	194,710
Shanghai International Port Group, Cl A	434,000	346,440
		1,871,990
Information Technology — 14.5%
Avary Holding Shenzhen, Cl A	21,600	107,853
Eoptolink Technology, Cl A	26,100	352,459
Foxconn Industrial Internet, Cl A	114,000	311,598
Luxshare Precision Industry, Cl A	22,100	124,371
NAURA Technology Group, Cl A	4,000	229,015
WUS Printed Circuit Kunshan, Cl A	29,300	132,267
Zhongji Innolight, Cl A	23,400	317,673
		1,575,236
Materials — 15.7%
Aluminum Corp of China, Cl A	328,900	337,686
Ningxia Baofeng Energy Group, Cl A	141,700	283,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Satellite Chemical, Cl A	113,100	$357,859
Zhejiang Juhua, Cl A	99,900	339,742
Zijin Mining Group, Cl A	153,700	383,303
		1,701,955
TOTAL CHINA		10,861,003

TOTAL COMMON STOCK (Cost $10,249,226)		10,861,003

TOTAL INVESTMENTS — 100.0% (Cost $10,249,226)		10,861,003
OTHER ASSETS LESS LIABILITIES – 0.0%		(2,323)
NET ASSETS - 100%		$10,858,680

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
BRAZIL — 0.1%
Financials — 0.1%
StoneCo, Cl A*	1,590	$16,663
TOTAL BRAZIL		16,663

GERMANY — 0.1%
Materials — 0.1%
Orion	1,021	13,201
TOTAL GERMANY		13,201

MONACO — 0.1%
Industrials — 0.1%
Safe Bulkers	1,925	7,103
TOTAL MONACO		7,103

NORWAY — 0.1%
Energy — 0.1%
Seadrill*	291	7,275
TOTAL NORWAY		7,275

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C*	4,537	28,175
TOTAL PUERTO RICO		28,175

UNITED KINGDOM — 1.2%
Communication Services — 0.4%
Liberty Global*	3,140	37,586

Energy — 0.8%
TechnipFMC	2,658	84,232

TOTAL UNITED KINGDOM		121,818

UNITED STATES — 98.1%
Communication Services — 4.4%
Bandwidth, Cl A*	2,951	38,658
Bumble, Cl A*	3,972	17,239
IAC*	449	20,627
Iridium Communications	404	11,037
Magnite*	8,018	91,485
News	5,507	149,901
Playtika Holding	2,457	12,703
Stagwell, Cl A*	356	2,154
TEGNA	1,318	24,014
Telephone and Data Systems	160	6,198

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
Toro Combineco*	2,233	$33,071
TripAdvisor*	706	10,004
ZoomInfo Technologies, Cl A*	3,256	32,560
		449,651
Consumer Discretionary — 13.1%
Adient*	470	6,044
American Axle & Manufacturing Holdings*	1,703	6,931
American Eagle Outfitters	572	6,647
Aramark	244	8,423
Asbury Automotive Group*	113	24,955
AutoNation*	260	42,099
Bath & Body Works	907	27,500
BJ’s Restaurants*	500	17,130
BorgWarner	1,522	43,605
Boyd Gaming	945	62,209
Bright Horizons Family Solutions*	213	27,059
Carriage Services, Cl A	293	11,354
Dana	1,484	19,782
Dorman Products*	448	54,002
Etsy*	1,473	69,496
Frontdoor*	1,704	65,468
Funko, Cl A*	1,839	12,616
Gap	1,820	37,510
Gentherm*	93	2,487
Hanesbrands*	1,620	9,347
Hasbro	1,045	64,257
J Jill	403	7,871
Lear	754	66,518
Light & Wonder*	1,191	103,152
M/I Homes*	171	19,525
Mattel*	4,105	79,760
Mohawk Industries*	137	15,643
Phinia	968	41,072
Ralph Lauren, Cl A	306	67,546
Savers Value Village*	2,084	14,380
Sonic Automotive, Cl A	307	17,487
Standard Motor Products	699	17,426
Tapestry	293	20,630
Toll Brothers	322	34,000
TopBuild*	144	43,913
Torrid Holdings*	2,314	12,681
Travel + Leisure	120	5,555
Tri Pointe Homes*	820	26,174
Upbound Group	1,010	24,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Vail Resorts	210	$33,604
Wayfair, Cl A*	1,507	48,269
Wyndham Hotels & Resorts	273	24,709
		1,343,036
Consumer Staples — 3.7%
Central Garden & Pet, Cl A*	651	21,307
Coca-Cola Consolidated	15	20,250
Darling Ingredients*	758	23,680
Dole	1,893	27,354
Energizer Holdings	574	17,174
Ingles Markets, Cl A	218	14,199
Ingredion	510	68,957
Natural Grocers by Vitamin Cottage	334	13,427
Performance Food Group*	119	9,357
Primo Water	706	25,056
Reynolds Consumer Products	264	6,299
Turning Point Brands	893	53,080
Universal	22	1,233
US Foods Holding*	1,207	79,010
		380,383
Energy — 1.8%
Granite Ridge Resources	1,643	9,989
Kodiak Gas Services	187	6,975
Liberty Energy, Cl A	325	5,145
NOV	2,453	37,335
Oceaneering International*	839	18,298
Ovintiv	960	41,088
Range Resources	318	12,698
Sitio Royalties, Cl A	364	7,233
Weatherford International	545	29,185
World Kinect	563	15,967
		183,913
Financials — 8.6%
Affiliated Managers Group	167	28,061
Ameris Bancorp	609	35,060
Assurant	111	23,282
Axis Capital Holdings	991	99,338
Corebridge Financial	656	20,710
Donnelley Financial Solutions*	837	36,585
Enova International*	118	11,394
Enterprise Financial Services	161	8,652
Euronet Worldwide*	929	99,264
Federal Agricultural Mortgage, Cl C	35	6,563

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Merchants	243	$9,827
FirstCash Holdings	143	17,206
FNB	354	4,761
Hancock Whitney	108	5,665
Hanover Insurance Group	114	19,830
Home BancShares	318	8,990
International Bancshares	298	18,792
Mercury General	656	36,670
Morningstar	153	45,880
Old Second Bancorp	219	3,644
Open Lending*	7,287	20,112
Origin Bancorp	90	3,120
Primerica	332	94,464
QCR Holdings	106	7,560
Reinsurance Group of America, Cl A	285	56,117
Selective Insurance Group	587	53,734
SLM	1,083	31,808
Texas Capital Bancshares*	120	8,964
Virtus Investment Partners	272	46,882
Webster Financial	277	14,279
		877,214
Health Care — 11.7%
10X Genomics, Cl A*	831	7,255
Accolade*	1,954	13,639
Amneal Pharmaceuticals*	7,923	66,395
Ardent Health Partners*	217	2,984
AtriCure*	1,423	45,906
Aveanna Healthcare Holdings*	2,010	10,894
Axogen*	429	7,936
Biote, Cl A*	1,019	3,393
Bio-Techne	148	8,677
BrightSpring Health Services*	2,316	41,896
Certara*	1,400	13,860
Charles River Laboratories International*	98	14,751
Community Health Systems*	4,603	12,428
Concentra Group Holdings Parent	190	4,123
CONMED	601	36,294
Definitive Healthcare, Cl A*	6,210	17,947
DocGo*	2,706	7,144
Elanco Animal Health*	5,199	54,590
Encompass Health	1,505	152,426
Enhabit*	751	6,601
ICU Medical*	270	37,492
LifeStance Health Group*	2,103	14,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
LivaNova*	1,287	$50,553
Mesa Laboratories	287	34,055
National Research	477	6,106
NeoGenomics*	682	6,472
Option Care Health*	3,195	111,665
Phibro Animal Health, Cl A	385	8,224
QIAGEN	2,953	118,563
Tactile Systems Technology*	2,305	30,472
Teladoc Health*	12,637	100,591
Universal Health Services, Cl B	395	74,221
Waystar Holding*	1,907	71,246
		1,192,805
Industrials — 20.0%
Advanced Drainage Systems	160	17,384
AECOM	559	51,836
Allegion	72	9,393
Allison Transmission Holdings	406	38,842
API Group*	2,012	71,949
Applied Industrial Technologies	22	4,958
Atmus Filtration Technologies	947	34,783
Avis Budget Group*	269	20,417
AZZ	522	43,644
Brink’s	570	49,111
BWX Technologies	261	25,748
Columbus McKinnon	129	2,184
CRA International	36	6,235
Crane	133	20,373
CSG Systems International	206	12,457
Curtiss-Wright	95	30,141
Donaldson	539	36,145
Douglas Dynamics	349	8,107
Enerpac Tool Group, Cl A	277	12,426
EnerSys	924	84,620
Federal Signal	320	23,536
Flowserve	1,263	61,685
Fluor*	1,030	36,895
Gates Industrial*	2,268	41,754
Generac Holdings*	665	84,222
Genpact	1,019	51,337
Gorman-Rupp	121	4,247
Griffon	342	24,453
GXO Logistics*	225	8,793
Hayward Holdings*	298	4,148
Hexcel	806	44,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Hillman Solutions*	4,271	$37,542
Huron Consulting Group*	227	32,563
IBEX Holdings*	391	9,521
ICF International	167	14,190
Interface, Cl A	723	14,344
ITT	124	16,016
John Bean Technologies	29	3,544
KBR	809	40,296
Lincoln Electric Holdings	36	6,810
MasTec*	373	43,533
Maximus	303	20,662
Moog, Cl A	262	45,418
MSA Safety	474	69,531
Mueller Water Products, Cl A	2,950	74,989
Owens Corning	43	6,141
Pentair	1,186	103,751
Primoris Services	199	11,425
Regal Rexnord	360	40,986
Ryder System	677	97,359
Science Applications International	246	27,618
SkyWest*	602	52,597
Textron	880	63,580
TriNet Group	169	13,392
U-Haul Holding, Cl B	233	13,789
Valmont Industries	100	28,537
Verra Mobility, Cl A*	1,750	39,393
Viad*	203	7,184
WESCO International	358	55,597
Willdan Group*	670	27,282
WillScot Holdings	1,469	40,838
Woodward	124	22,629
		2,047,017
Information Technology — 25.4%
ACI Worldwide*	1,166	63,792
Alkami Technology*	771	20,239
Amkor Technology	1,011	18,259
Appfolio, Cl A*	57	12,534
Appian, Cl A*	847	24,402
Arlo Technologies*	1,115	11,005
Asana, Cl A*	1,420	20,689
Axcelis Technologies*	646	32,087
Bel Fuse, Cl B	147	11,004
Belden	339	33,985
Benchmark Electronics	491	18,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
BigCommerce Holdings*	7,676	$44,214
BILL Holdings*	240	11,014
BlackLine*	1,283	62,123
Blend Labs, Cl A*	3,988	13,360
CCC Intelligent Solutions Holdings*	2,046	18,475
Ciena*	683	41,274
Coherent*	632	41,042
CTS	508	21,107
Diebold Nixdorf*	233	10,187
DigitalOcean Holdings*	1,201	40,101
DoubleVerify Holdings*	846	11,311
Dropbox, Cl A*	217	5,796
Dynatrace*	1,266	59,692
Elastic*	1,795	159,935
FormFactor*	1,180	33,382
Gitlab, Cl A*	440	20,680
Informatica, Cl A*	1,935	33,766
Itron*	564	59,085
Jabil	709	96,474
Jamf Holding*	2,703	32,841
MACOM Technology Solutions Holdings*	157	15,760
Mirion Technologies, Cl A*	1,323	19,184
MKS Instruments	594	47,609
N-able*	6,958	49,332
nCino*	990	27,195
Nutanix, Cl A*	2,048	142,971
Onto Innovation*	512	62,126
PagerDuty*	3,986	72,824
PDF Solutions*	897	17,142
Pegasystems	1,532	106,505
Photronics*	701	14,553
Plexus*	348	44,589
Procore Technologies*	1,101	72,688
PROS Holdings*	2,495	47,480
Pure Storage, Cl A*	1,244	55,072
Q2 Holdings*	1,569	125,536
Rambus*	123	6,368
Rapid7*	1,840	48,778
RingCentral, Cl A*	2,972	73,587
Sanmina*	135	10,284
Sprinklr, Cl A*	3,811	31,822
Sprout Social, Cl A*	268	5,893
Synaptics*	326	20,773
TD SYNNEX	564	58,633
Tenable Holdings*	1,886	65,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
TTM Technologies*	1,499	$30,744
UiPath, Cl A*	5,418	55,805
Ultra Clean Holdings*	1,195	25,585
Unity Software*	635	12,440
Universal Display	438	61,092
Viavi Solutions*	93	1,041
Weave Communications*	2,426	26,904
Xperi*	730	5,636
Yext*	7,534	46,409
		2,590,860
Materials — 7.5%
AptarGroup	391	58,017
Ashland	1,089	64,567
ATI*	942	49,012
Avery Dennison	367	65,315
Avient	1,553	57,709
Axalta Coating Systems*	2,446	81,134
Commercial Metals	382	17,576
Constellium, Cl A*	210	2,119
Hecla Mining	2,575	14,317
Huntsman	1,974	31,169
Kaiser Aluminum	545	33,038
Knife River*	884	79,746
Materion	409	33,374
Minerals Technologies	647	41,130
Packaging Corp of America	327	64,752
Scotts Miracle-Gro	113	6,203
Sensient Technologies	887	66,019
		765,197
Utilities — 1.9%
Avista	150	6,280
Black Hills	425	25,776
IDACORP, Cl Rights	88	10,227
NiSource	724	29,025
Northwestern Energy Group	354	20,486
OGE Energy	448	20,590
Southwest Gas Holdings	519	37,264
Spire	75	5,869
TXNM Energy	572	30,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2025

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Unitil	66	$3,808
		189,916
TOTAL UNITED STATES		10,019,992

TOTAL COMMON STOCK (Cost $11,199,944)		10,214,227

TOTAL INVESTMENTS — 100.0% (Cost $11,199,944)		10,214,227
OTHER ASSETS LESS LIABILITIES – 0.0%		2,726
NET ASSETS - 100%		$10,216,953

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments/Consolidated Schedules of Investments

March 31, 2025

Glossary (abbreviations used in preceding Schedules of Investments/Consolidated Schedules of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

WTI — West Texas Intermediate

Statements of Assets and Liabilities

March 31, 2025

	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF
Assets:
Investments at Value	$8,214,728,499	*	$188,243,227	$10,162,496
Cash and Cash Equivalents	6,082,191		9,754,234	43,659
Foreign Currency at Value	—		8,959,932	103
Dividend and Interest Receivable	1,540,503		—	457
Receivable for Capital Shares Sold	—		—	7,296
Due from Broker	—		19,186	—
Reclaim Receivable	—		—	72
Unrealized Appreciation on Spot Contracts	—		10,866	—
Total Assets	8,222,351,193		206,987,445	10,214,083

Liabilities:
Obligation to Return Securities Lending Collateral	170,008,414		—	—
Payable for Management Fees	4,894,468		84,531	4,255
Payable for Securities Lending Fees	148,241		—	—
Payable for Trustees’ Fees	82,989		1,655	100
Payable for Capital Shares Redeemed	—		17,780,257	—
Total Liabilities	175,134,112		17,866,443	4,355
Net Assets	$8,047,217,081		$189,121,002	$10,209,728

Net Assets Consist of:
Paid-in Capital	$12,885,129,891		$434,589,168	$17,347,220
Total Distributable Loss	(4,837,912,810)		(245,468,166)	(7,137,492)
Net Assets	$8,047,217,081		$189,121,002	$10,209,728
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	231,000,000		8,000,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$34.84		$23.64	$22.69
Cost of Investments	$7,397,946,233		$183,488,596	$10,133,896
Cost of Foreign Currency	—		8,959,920	97
*Includes Market Value of Securities on Loan	161,015,033		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

March 31, 2025

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Assets:
Investments at Value	$3,239,208	$20,682,374 *	$48,393,199
Cash and Cash Equivalents	4,543	—	25,031
Foreign Currency at Value	1,017	—	215
Dividend and Interest Receivable	11,889	19,195	8,199
Reclaim Receivable	144	8,479	—
Total Assets	3,256,801	20,710,048	48,426,644

Liabilities:
Payable for Foreign Capital Gains Tax	5,451	21,903	—
Payable for Management Fees	2,153	7,355	33,931
Payable for Trustees’ Fees	31	200	498
Obligation to Return Securities Lending Collateral	—	404,352	—
Payable to Custodian	—	78,042	—
Foreign Currency Payable at Value	—	12	—
Payable for Securities Lending Fees	—	333	—
Total Liabilities	7,635	512,197	34,429
Net Assets	$3,249,166	$20,197,851	$48,392,215

Net Assets Consist of:
Paid-in Capital	$7,806,916	$70,990,375	$134,417,805
Total Distributable Loss	(4,557,750)	(50,792,524)	(86,025,590)
Net Assets	$3,249,166	$20,197,851	$48,392,215
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	150,002	1,100,002	1,900,002
Net Asset Value, Offering and Redemption Price Per Share	$21.66	$18.36	$25.47
Cost of Investments	$3,971,536	$22,245,197	$40,964,744
Cost (Proceeds) of Foreign Currency	1,026	(8)	213
*Includes Market Value of Securities on Loan	—	382,567	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

March 31, 2025

	KraneShares Electric Vehicles and Future Mobility Index ETF		KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Assets:
Investments at Value	$67,048,804	*	$86,556,337	$23,559,089
Cash and Cash Equivalents	56,050		91,108	1,654,680
Foreign Currency at Value	402		60	1,204
Reclaim Receivable	385,945		—	—
Dividend and Interest Receivable	56,907		5,424	364,376
Receivable for Investment Securities Sold	—		—	1,351,211
Total Assets	67,548,108		86,652,929	26,930,560

Liabilities:
Obligation to Return Securities Lending Collateral	3,848,110		—	—
Payable for Management Fees	38,470		52,706	12,985
Payable for Securities Lending Fees	1,190		18	—
Payable for Trustees’ Fees	640		973	188
Payable for Investment Securities Purchased	—		—	1,643,736
Total Liabilities	3,888,410		53,697	1,656,909
Net Assets	$63,659,698		$86,599,232	$25,273,651

Net Assets Consist of:
Paid-in Capital	$210,460,948		$181,892,079	$35,912,671
Total Distributable Loss	(146,801,250)		(95,292,847)	(10,639,020)
Net Assets	$63,659,698		$86,599,232	$25,273,651
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,000,002		5,550,002	1,050,001
Net Asset Value, Offering and Redemption Price Per Share	$21.22		$15.60	$24.07
Cost of Investments	$86,494,902		$84,243,675	$23,095,594
Cost of Foreign Currency	405		61	1,205
*Includes Market Value of Securities on Loan	3,545,732		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

March 31, 2025

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Assets:
Investments at Value	$63,843,301	$200,582	$28,439,476
Affiliated Investments at Value	—	117,673,932	—
Cash and Cash Equivalents	243,732	16,298,422	28,056
Foreign Currency at Value	34,589	7,260,500	—
Cash Collateral on Futures Contracts	—	5,854,118	—
Foreign Currency Collateral on Futures Contracts at Value	—	26,427,814	—
Dividend and Interest Receivable	281,115	36,234	29,535
Reclaim Receivable	6,570	—	—
Unrealized Appreciation on Spot Contracts	4	—	—
Variation Margin Receivable on Future Contracts	—	22,560	—
Total Assets	64,409,311	173,774,162	28,497,067

Liabilities:
Payable for Foreign Capital Gains Tax	400,104	—	—
Payable for Management Fees	12,715	116,444	13,467
Payable for Trustees’ Fees	631	1,724	285
Variation Margin Payable on Future Contracts	—	1,477,774	—
Total Liabilities	413,450	1,595,942	13,752
Net Assets	$63,995,861	$172,178,220	$28,483,315

Net Assets Consist of:
Paid-in Capital	$65,919,386	$260,720,107	$25,569,413
Total Distributable Earnings/(Loss)	(1,923,525)	(88,541,887)	2,913,902
Net Assets	$63,995,861	$172,178,220	$28,483,315
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,300,002	6,100,000	1,150,002
Net Asset Value, Offering and Redemption Price Per Share	$27.82	$28.23	$24.77
Cost of Investments	$62,588,580	$200,582	$26,090,933
Cost of Affiliated Investments	—	117,934,121	—
Cost of Foreign Currency	60,892	6,938,717	—
Cost of Foreign Currency Collateral on Futures Contracts	—	25,710,273	—

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

March 31, 2025

	KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Assets:
Investments at Value	$149,367,606	$35,860,283	$42,715,684
Cash Collateral on Futures Contracts	46,703,571	—	—
Cash and Cash Equivalents	23,227,092	2,277	74,785
Foreign Currency Collateral on Futures Contracts at Value	2,014,522	—	—
Foreign Currency at Value	—	113,710	770
Dividend and Interest Receivable	167,242	312	3,163
Receivable for Capital Shares Sold	—	—	25
Receivable for Investment Securities Sold	—	—	3,308,465
Unrealized Appreciation on Spot Contracts	—	—	638
Total Assets	221,480,033	35,976,582	46,103,530

Liabilities:
Payable for Management Fees	211,866	28,588	21,537
Payable for Trustees’ Fees	3,219	399	275
Total Liabilities	215,085	28,987	21,812
Net Assets	$221,264,948	$35,947,595	$46,081,718

Net Assets Consist of:
Paid-in Capital	$298,263,922	$72,193,503	$50,051,939
Total Distributable Loss	(76,998,974)	(36,245,908)	(3,970,221)
Net Assets	$221,264,948	$35,947,595	$46,081,718
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,100,002	2,600,000	2,850,002
Net Asset Value, Offering and Redemption Price Per Share	$27.32	$13.83	$16.17
Cost of Investments	$149,375,617	$35,296,984	$41,941,385
Cost of Foreign Currency	—	34,675	770
Cost of Foreign Currency Collateral on Futures Contracts	2,020,425	—	—

(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities

March 31, 2025

	KraneShares European Carbon Allowance Strategy ETF(1)	KraneShares California Carbon Allowance Strategy ETF(2)	KraneShares KWEB Covered Call Strategy ETF
Assets:
Investments at Value	$200,455	$4,781,185	$215,478
Affiliated Investments at Value	3,588,948	87,196,672	106,999,569
Cash and Cash Equivalents	2,281,190	327,207	376,786
Foreign Currency Collateral on Futures Contracts at Value	1,551,330	—	—
Cash Collateral on Futures Contracts	—	16,834,210	—
Dividend and Interest Receivable	2,640	17,420	4,876
Total Assets	7,624,563	109,156,694	107,596,709

Liabilities:
Written Options at Value	—	—	3,003,942
Variation Margin Payable on Future Contracts	259,478	—	—
Payable for Management Fees	5,262	73,413	22,891
Payable for Trustees’ Fees	82	1,118	1,100
Total Liabilities	264,822	74,531	3,027,933
Net Assets	$7,359,741	$109,082,163	$104,568,776

Net Assets Consist of:
Paid-in Capital	$16,397,000	$189,999,180	$131,038,710
Total Distributable Loss	(9,037,259)	(80,917,017)	(26,469,934)
Net Assets	$7,359,741	$109,082,163	$104,568,776
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,006	6,525,002	3,183,309
Net Asset Value, Offering and Redemption Price Per Share	$21.03	$16.72	$32.85
Cost of Investments	$200,455	$4,781,185	$215,478
Cost of Affiliated Investments	3,597,348	87,371,004	106,238,646
Cost of Foreign Currency	1,482,395	—	—
Written Options, Premiums Received	—	—	5,528,396

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

March 31, 2025

	KraneShares Dynamic Emerging Markets Strategy ETF	KraneShares Global Luxury Index ETF	KraneShares Rockefeller℠ Ocean Engagement ETF
Assets:
Investments at Value	$—	$2,820,787	$2,593,632
Affiliated Investments at Value	4,819,169	—	—
Cash and Cash Equivalents	43,947	26,703	49,746
Foreign Currency at Value	—	1,376	75
Dividend and Interest Receivable	140	1,077	2,281
Receivable for Investment Securities Sold	—	18,184	—
Reclaim Receivable	—	4,562	2,378
Total Assets	4,863,256	2,872,689	2,648,112

Liabilities:
Payable for Management Fees	418	1,766	1,948
Payable for Trustees’ Fees	48	32	26
Total Liabilities	466	1,798	1,974
Net Assets	$4,862,790	$2,870,891	$2,646,138

Net Assets Consist of:
Paid-in Capital	$4,432,174	$3,423,930	$2,500,050
Total Distributable Earnings/(Loss)	430,616	(553,039)	146,088
Net Assets	$4,862,790	$2,870,891	$2,646,138
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	175,002	125,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$27.79	$22.97	$26.46
Cost of Investments	$—	$3,331,711	$2,465,839
Cost of Affiliated Investments	4,381,520	—	—
Cost of Foreign Currency	—	1,352	170

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

March 31, 2025

	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares Sustainable Ultra Short Duration Index ETF
Assets:
Investments at Value	$13,887,240	$22,106,313	$197,902,292
Cash and Cash Equivalents	—	49,812	10,536,771
Foreign Currency at Value	—	30	105
Receivable for Investment Securities Sold	839,591	—	—
Dividend and Interest Receivable	40,693	4,205	2,010,993
Total Assets	14,767,524	22,160,360	210,450,161

Liabilities:
Written Options at Value	215,218	—	—
Payable to Custodian	408,584	—	—
Payable for Investment Securities Purchased	166,997	—	—
Payable for Management Fees	8,794	19,184	34,499
Payable for Trustees’ Fees	162	228	2,099
Payable to Broker	—	—	7,000
Total Liabilities	799,755	19,412	43,598
Net Assets	$13,967,769	$22,140,948	$210,406,563

Net Assets Consist of:
Paid-in Capital	$14,133,400	$25,204,541	$210,357,081
Total Distributable Earnings/(Loss)	(165,631)	(3,063,593)	49,482
Net Assets	$13,967,769	$22,140,948	$210,406,563
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	550,002	900,002	8,400,002
Net Asset Value, Offering and Redemption Price Per Share	$25.40	$24.60	$25.05
Cost of Investments	$14,471,288	$25,113,295	$197,952,491
Cost of Foreign Currency	—	6	101
Written Options, Premiums Received	267,388	—	—

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

March 31, 2025

	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Assets:
Investments at Value	$10,861,003	$10,214,227
Cash and Cash Equivalents	4,432	9,948
Foreign Currency at Value	531	7
Receivable for Investment Securities Sold	—	671,284
Dividend and Interest Receivable	—	5,577
Reclaim Receivable	—	134
Total Assets	10,865,966	10,901,177

Liabilities:
Payable for Management Fees	7,180	7,875
Payable for Trustees’ Fees	106	105
Payable for Investment Securities Purchased	—	676,244
Total Liabilities	7,286	684,224
Net Assets	$10,858,680	$10,216,953

Net Assets Consist of:
Paid-in Capital	$10,268,357	$11,345,281
Total Distributable Earnings/(Loss)	590,323	(1,128,328)
Net Assets	$10,858,680	$10,216,953
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	400,002	450,002
Net Asset Value, Offering and Redemption Price Per Share	$27.15	$22.70
Cost of Investments	$10,249,226	$11,199,944
Cost of Foreign Currency	533	7

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2025

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF
Investment Income:
Dividend Income	$103,063,513	$6,108,846	$260,958
Interest Income	885,212	47,996	1,615
Security Lending Income	8,636,248	—	—
Less: Foreign Taxes Withheld	—	(610,885)	(21,612)
Total Investment Income	112,584,973	5,545,957	240,961

Expenses:
Management Fees†	40,786,079	1,424,739	56,116
Trustees’ Fees	640,152	19,051	873
Security Lending Fees†	857,238	—	—
Insurance Expense	89,151	3,138	103
Total Expenses	42,372,620	1,446,928	57,092
Management Fee Waiver†	—	(420,117)	(16,505)
Net Expenses	42,372,620	1,026,811	40,587
Net Investment Income	70,212,353	4,519,146	200,374

Net Realized Gain (Loss) on:
Investments	(796,170,198)	(15,678,410)	(655,434)
Foreign Currency Translations	(208,302)	(223,602)	(2,220)
Net Realized Loss	(796,378,500)	(15,902,012)	(657,654)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,291,630,801	27,314,732	2,109,653
Foreign Currency Translations	—	9,131	3
Net Change in Unrealized Appreciation (Depreciation)	2,291,630,801	27,323,863	2,109,656
Net Realized and Unrealized Gain	1,495,252,301	11,421,851	1,452,002
Net Increase in Net Assets Resulting from Operations	$1,565,464,654	$15,940,997	$1,652,376

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2025

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Investment Income:
Dividend Income	$158,962	$255,476	$1,260,023
Interest Income	1,710	2,965	6,305
Security Lending Income	—	10,929	—
Less: Foreign Taxes Withheld	(15,066)	(15,842)	(74,580)
Total Investment Income	145,606	253,528	1,191,748

Expenses:
Management Fees†	27,280	129,542	404,836
Trustees’ Fees	364	1,690	5,462
Security Lending Fees†	—	336	—
Insurance Expense	68	1,067	982
Total Expenses	27,712	132,635	411,280
Management Fee Waiver†	—	(40,439)	—
Net Expenses	27,712	92,196	411,280
Net Investment Income	117,894	161,332	780,468

Net Realized Gain (Loss) on:
Investments	(14,577)	1,531,992	(10,482,058)
Capital Gains Tax	(36)	—	—
Foreign Currency Translations	(731)	(2,358)	(8,904)
Net Realized Gain (Loss)	(15,344)	1,529,634	(10,490,962)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	160,542	1,518,541	21,600,581
Accrued Foreign Capital Gains Tax on Appreciated Securities	(540)	3,854	—
Foreign Currency Translations	96	253	—
Net Change in Unrealized Appreciation (Depreciation)	160,098	1,522,648	21,600,581
Net Realized and Unrealized Gain	144,754	3,052,282	11,109,619
Net Increase in Net Assets Resulting from Operations	$262,648	$3,213,614	$11,890,087

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2025

	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Investment Income:
Dividend Income	$1,015,889	$835,380	$—
Interest Income	11,613	12,922	2,180,243
Security Lending Income	232,367	9,507	—
Less: Foreign Taxes Withheld	(68,135)	(69,200)	—
Total Investment Income	1,191,734	788,609	2,180,243

Expenses:
Management Fees†	544,206	367,293	121,225
Trustees’ Fees	8,477	4,876	1,848
Security Lending Fees†	22,696	941	—
Insurance Expense	1,755	802	241
Total Expenses	577,134	373,912	123,314
Management Fee Waiver†	—	(65,924)	—
Net Expenses	577,134	307,988	123,314
Net Investment Income	614,600	480,621	2,056,929

Net Realized Gain (Loss) on:
Investments	(30,440,020)	(14,704,613)	(850,468)
Foreign Currency Translations	(66,019)	(32,281)	779
Net Realized Loss	(30,506,039)	(14,736,894)	(849,689)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,464,857	18,938,932	65,561
Foreign Currency Translations	574	—	(20)
Net Change in Unrealized Appreciation (Depreciation)	24,465,431	18,938,932	65,541
Net Realized and Unrealized Gain (Loss)	(6,040,608)	4,202,038	(784,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,426,008)	$4,682,659	$1,272,781

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations

For the Year Ended March 31, 2025

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Investment Income:
Dividend Income	$2,437,047	$—	$845,982
Dividend from Affiliated Investment	—	4,080,647	—
Interest Income	13,109	5,882,263	1,896
Less: Foreign Taxes Withheld	(329,693)	—	—
Total Investment Income	2,120,463	9,962,910	847,878

Expenses:
Management Fees†	428,825	2,032,003	172,898
Trustees’ Fees	7,777	27,391	3,273
Insurance Expense	1,154	5,047	513
Total Expenses	437,756	2,064,441	176,684
Management Fee Waiver†	(258,772)	—	—
Net Expenses	178,984	2,064,441	176,684
Net Investment Income	1,941,479	7,898,469	671,194

Net Realized Gain (Loss) on:
Investments	(272,879)	—	3,409,758
Affiliated Investments	—	(97,209)	—
Futures Contracts	—	(33,438,045)	—
Capital Gains Tax	(104,122)	—	—
Foreign Currency Translations	3,398	227,513	233
Net Realized Gain (Loss)	(373,603)	(33,307,741)	3,409,991

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,436,566)	—	(491,116)
Affiliated Investments	—	(260,189)	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	(183,022)	—	—
Futures Contracts	—	24,749,996	—
Foreign Currency Translations	(18,558)	213,628	—
Net Change in Unrealized Appreciation (Depreciation)	(2,638,146)	24,703,435	(491,116)
Net Realized and Unrealized Gain (Loss)	(3,011,749)	(8,604,306)	2,918,875
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,070,270)	$(705,837)	$3,590,069

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations

For the Year Ended March 31, 2025

	KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Investment Income:
Dividend Income	$—	$187,029	$89,849
Interest Income	15,298,592	8,496	8,863
Less: Foreign Taxes Withheld	—	(18,706)	(877)
Total Investment Income	15,298,592	176,819	97,835

Expenses:
Management Fees†	2,875,942	264,084	84,353
Trustees’ Fees	34,497	3,198	1,234
Insurance Expense	4,143	421	88
Total Expenses	2,914,582	267,703	85,675
Net Investment Income (Loss)	12,384,010	(90,884)	12,160

Net Realized Gain (Loss) on:
Investments	(9,236)	(5,512,791)	199,375
Futures Contracts	(40,972,492)	—	—
Foreign Currency Translations	456,053	8,352	(12,027)
Net Realized Gain (Loss)	(40,525,675)	(5,504,439)	187,348

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,816)	10,941,073	1,093,058
Futures Contracts	938,415	—	—
Foreign Currency Translations	(431,862)	1,670	(206)
Net Change in Unrealized Appreciation (Depreciation)	501,737	10,942,743	1,092,852
Net Realized and Unrealized Gain (Loss)	(40,023,938)	5,438,304	1,280,200
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,639,928)	$5,347,420	$1,292,360

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations/Consolidated Statements of Operations

For the Year Ended March 31, 2025

	KraneShares European Carbon Allowance Strategy ETF(1)	KraneShares California Carbon Allowance Strategy ETF(2)	KraneShares KWEB Covered Call Strategy ETF
Investment Income:
Dividend from Affiliated Investment	$112,674	$3,191,094	$4,061,767
Interest Income	206,795	5,492,358	220,575
Total Investment Income	319,469	8,683,452	4,282,342

Expenses:
Management Fees†	79,253	1,500,624	366,857
Trustees’ Fees	1,064	20,016	15,266
Insurance Expense	200	4,248	2,502
Total Expenses	80,517	1,524,888	384,625
Net Investment Income	238,952	7,158,564	3,897,717

Net Realized Gain (Loss) on:
Investments	(1)	—	—
Affiliated Investments	(1,085)	(45,080)	(34,020,376)
Futures Contracts	(875,709)	(49,868,149)	—
Foreign Currency Translations	(66,304)	—	(12,771)
Written Options	—	—	41,093,213
Net Realized Gain (Loss)	(943,099)	(49,913,229)	7,060,066

Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	(8,400)	(174,332)	(2,978,649)
Futures Contracts	1,677,277	(6,618,936)	—
Foreign Currency Translations	60,808	—	—
Written Options	—	—	1,872,588
Net Change in Unrealized Appreciation (Depreciation)	1,729,685	(6,793,268)	(1,106,061)
Net Realized and Unrealized Gain (Loss)	786,586	(56,706,497)	5,954,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,025,538	$(49,547,933)	$9,851,722

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2025

	KraneShares Dynamic Emerging Markets Strategy ETF	KraneShares Global Luxury Index ETF	KraneShares Rockefeller℠ Ocean Engagement ETF
Investment Income:
Dividend Income	$—	$54,261	$48,188
Dividend from Affiliated Investment	124,924	—	—
Interest Income	1,931	639	2,245
Less: Foreign Taxes Withheld	—	(5,514)	(4,048)
Total Investment Income	126,855	49,386	46,385

Expenses:
Management Fees†	4,570	21,332	23,111
Trustees’ Fees	479	359	283
Insurance Expense	60	51	43
Total Expenses	5,109	21,742	23,437
Net Investment Income	121,746	27,644	22,948

Net Realized Gain (Loss) on:
Investments	—	786,027	66,412
Affiliated Investments	(500)	—	—
Foreign Currency Translations	1	(528)	(1,768)
Net Realized Gain (Loss)	(499)	785,499	64,644

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(756,798)	(74,852)
Affiliated Investments	469,145	—	—
Foreign Currency Translations	—	(34)	(91)
Net Change in Unrealized Appreciation (Depreciation)	469,145	(756,832)	(74,943)
Net Realized and Unrealized Gain (Loss)	468,646	28,667	(10,299)
Net Increase in Net Assets Resulting from Operations	$590,392	$56,311	$12,649

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Period Ended March 31, 2025

	KraneShares Hedgeye Hedged Equity Index ETF(1)	KraneShares Artificial Intelligence and Technology ETF(2)	KraneShares Sustainable Ultra Short Duration Index ETF(3)
Investment Income:
Dividend Income	$77,175	$26,917	$—
Interest Income	1,446	631	7,842,998
Less: Foreign Taxes Withheld	—	(1,899)	—
Total Investment Income	78,621	25,649	7,842,998

Expenses:
Management Fees†	46,813	72,002	450,323
Trustees’ Fees	617	709	15,899
Total Expenses	47,430	72,711	466,222
Management Fee Waiver†	(6,002)	—	(155,282)
Net Expenses	41,428	72,711	310,940
Net Investment Income (Loss)	37,193	(47,062)	7,532,058

Net Realized Gain (Loss) on:
Investments	241,480	25,505	(2,992)
Foreign Currency Translations	14	(2,075)	18
Written Options	188,195	—	—
Net Realized Gain (Loss)	429,689	23,430	(2,974)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(584,048)	(3,006,982)	(50,199)
Foreign Currency Translations	—	(26)	4
Written Options	52,170	—	—
Net Change in Unrealized Appreciation (Depreciation)	(531,878)	(3,007,008)	(50,195)
Net Realized and Unrealized Loss	(102,189)	(2,983,578)	(53,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,996)	$(3,030,640)	$7,478,889

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on July 15, 2024.
(2)	The Fund’s inception date was on July 17, 2024.
(3)	The Fund’s inception date was on July 25, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Period Ended March 31, 2025

	KraneShares China Alpha Index ETF(1)	KraneShares Man Buyout Beta Index ETF(2)
Investment Income:
Dividend Income	$123,242	$48,069
Interest Income	427	179
Less: Foreign Taxes Withheld	(12,324)	(161)
Total Investment Income	111,345	48,087

Expenses:
Management Fees†	44,215	46,688
Trustees’ Fees	588	620
Total Expenses	44,803	47,308
Net Investment Income	66,542	779

Net Realized Gain (Loss) on:
Investments	149,176	(138,575)
Foreign Currency Translations	(81)	—
Net Realized Gain (Loss)	149,095	(138,575)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	611,777	(985,717)
Foreign Currency Translations	(2)	—
Net Change in Unrealized Appreciation (Depreciation)	611,775	(985,717)
Net Realized and Unrealized Gain (Loss)	760,870	(1,124,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	$827,412	$(1,123,513)

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on August 27, 2024.
(2)	The Fund’s inception date was on October 7, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$70,212,353	$12,673,699
Net Realized Loss	(796,378,500)	(540,400,352)
Net Change in Unrealized Appreciation (Depreciation)	2,291,630,801	(454,948,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,565,464,654	(982,674,858)
Distributions:	(191,767,210)	(94,044,849)

Capital Share Transactions:(1)
Issued	4,055,934,107	1,577,944,139
Redeemed	(2,813,400,801)	(1,181,907,489)
Increase in Net Assets from Capital Share Transactions	1,242,533,306	396,036,650
Total Increase (Decrease) in Net Assets	2,616,230,750	(680,683,057)

Net Assets:
Beginning of Year	5,430,986,331	6,111,669,388
End of Year	$8,047,217,081	$5,430,986,331

Share Transactions:
Issued	121,550,000	55,900,000
Redeemed	(97,300,000)	(44,750,000)
Net Increase in Shares Outstanding from Share Transactions	24,250,000	11,150,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,519,146	$7,559,128
Net Realized Loss	(15,902,012)	(128,360,616)
Net Change in Unrealized Appreciation (Depreciation)	27,323,863	37,591,345
Net Increase (Decrease) in Net Assets Resulting from Operations	15,940,997	(83,210,143)
Distributions:	(4,042,367)	(6,619,090)

Capital Share Transactions:(1)
Issued	92,497,035	45,259,571
Redeemed	(106,140,603)	(235,437,465)
Decrease in Net Assets from Capital Share Transactions	(13,643,568)	(190,177,894)
Total Decrease in Net Assets	(1,744,938)	(280,007,127)

Net Assets:
Beginning of Year	190,865,940	470,873,067
End of Year	$189,121,002	$190,865,940

Share Transactions:
Issued	3,750,000	1,900,000
Redeemed	(4,650,000)	(11,050,000)
Net Decrease in Shares Outstanding from Share Transactions	(900,000)	(9,150,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$200,374	$164,750
Net Realized Loss	(657,654)	(942,543)
Net Change in Unrealized Appreciation (Depreciation)	2,109,656	(487,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,652,376	(1,265,338)
Distributions:	(215,059)	(215,050)

Capital Share Transactions:(1)
Issued	3,522,547	8,973
Redeemed	(1,067,928)	(1,005,314)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,454,619	(996,341)
Total Increase (Decrease) in Net Assets	3,891,936	(2,476,729)

Net Assets:
Beginning of Year	6,317,792	8,794,521
End of Year	$10,209,728	$6,317,792

Share Transactions:
Issued	150,000	—
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$117,894	$117,516
Net Realized Loss	(15,344)	(441,704)
Net Change in Unrealized Appreciation (Depreciation)	160,098	164,619
Net Increase (Decrease) in Net Assets Resulting from Operations	262,648	(159,569)
Distributions:	(122,602)	(137,606)

Capital Share Transactions:(1)
Redeemed	(1,078,938)	—
Decrease in Net Assets from Capital Share Transactions	(1,078,938)	—
Total Decrease in Net Assets	(938,892)	(297,175)

Net Assets:
Beginning of Year	4,188,058	4,485,233
End of Year	$3,249,166	$4,188,058

Share Transactions:
Redeemed	(50,000)	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	—

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$161,332	$31,365
Net Realized Gain (Loss)	1,529,634	(11,744,186)
Net Change in Unrealized Appreciation (Depreciation)	1,522,648	11,694,849
Net Increase (Decrease) in Net Assets Resulting from Operations	3,213,614	(17,972)
Distributions:	(109,397)	(27,452)

Capital Share Transactions:(1)
Issued	3,629,383	13,097,618
Redeemed	(5,112,835)	(25,036,681)
Decrease in Net Assets from Capital Share Transactions	(1,483,452)	(11,939,063)
Total Increase (Decrease) in Net Assets	1,620,765	(11,984,487)

Net Assets:
Beginning of Year	18,577,086	30,561,573
End of Year	$20,197,851	$18,577,086

Share Transactions:
Issued	200,000	950,000
Redeemed	(350,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(750,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$780,468	$543,865
Net Realized Loss	(10,490,962)	(41,459,536)
Net Change in Unrealized Appreciation (Depreciation)	21,600,581	15,930,993
Net Increase (Decrease) in Net Assets Resulting from Operations	11,890,087	(24,984,678)
Distributions:	(716,873)	(496,202)

Capital Share Transactions:(1)
Issued	1,066,620	29,519
Redeemed	(20,799,351)	(13,207,448)
Decrease in Net Assets from Capital Share Transactions	(19,732,731)	(13,177,929)
Total Decrease in Net Assets	(8,559,517)	(38,658,809)

Net Assets:
Beginning of Year	56,951,732	95,610,541
End of Year	$48,392,215	$56,951,732

Share Transactions:
Issued	50,000	—
Redeemed	(950,000)	(550,000)
Net Decrease in Shares Outstanding from Share Transactions	(900,000)	(550,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$614,600	$1,193,104
Net Realized Loss	(30,506,039)	(43,673,367)
Net Change in Unrealized Appreciation (Depreciation)	24,465,431	(3,114,157)
Net Decrease in Net Assets Resulting from Operations	(5,426,008)	(45,594,420)
Distributions:	(530,712)	(1,252,258)

Capital Share Transactions:(1)
Issued	15,797	4,457,911
Redeemed	(36,017,741)	(37,098,611)
Decrease in Net Assets from Capital Share Transactions	(36,001,944)	(32,640,700)
Total Decrease in Net Assets	(41,958,664)	(79,487,378)

Net Assets:
Beginning of Year	105,618,362	185,105,740
End of Year	$63,659,698	$105,618,362

Share Transactions:
Issued	—	150,000
Redeemed	(1,700,000)	(1,500,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,700,000)	(1,350,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$480,621	$504,658
Net Realized Loss	(14,736,894)	(23,644,703)
Net Change in Unrealized Appreciation (Depreciation)	18,938,932	1,017,919
Net Increase (Decrease) in Net Assets Resulting from Operations	4,682,659	(22,122,126)
Distributions:	(477,397)	(383,670)

Capital Share Transactions:(1)
Issued	63,358,581	25,068
Redeemed	(27,769,025)	(25,206,898)
Increase (Decrease) in Net Assets from Capital Share Transactions	35,589,556	(25,181,830)
Total Increase (Decrease) in Net Assets	39,794,818	(47,687,626)

Net Assets:
Beginning of Year	46,804,414	94,492,040
End of Year	$86,599,232	$46,804,414

Share Transactions:
Issued	4,200,000	—
Redeemed	(1,850,000)	(1,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,350,000	(1,350,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Income USD Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$2,056,929	$1,998,210
Net Realized Loss	(849,689)	(1,965,464)
Net Change in Unrealized Appreciation (Depreciation)	65,541	786,683
Net Increase in Net Assets Resulting from Operations	1,272,781	819,429
Distributions:	(1,826,852)	(2,334,194)

Capital Share Transactions:(1)
Issued	12,269,728	468
Redeemed	(1,226,480)	(3,746,502)
Increase (Decrease) in Net Assets from Capital Share Transactions	11,043,248	(3,746,034)
Total Increase (Decrease) in Net Assets	10,489,177	(5,260,799)

Net Assets:
Beginning of Year	14,784,474	20,045,273
End of Year	$25,273,651	$14,784,474

Share Transactions:
Issued	500,000	—
Redeemed	(50,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$1,941,479	$1,185,905
Net Realized Loss	(373,603)	(262,202)
Net Change in Unrealized Appreciation (Depreciation)	(2,638,146)	6,923,619
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,070,270)	7,847,322
Distributions:	(2,347,147)	(910,616)

Capital Share Transactions:(1)
Issued	21,468	41,704,010
Redeemed	(11,360,541)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,339,073)	41,704,010
Total Increase (Decrease) in Net Assets	(14,756,490)	48,640,716

Net Assets:
Beginning of Year	78,752,351	30,111,635
End of Year	$63,995,861	$78,752,351

Share Transactions:
Issued	—	1,500,000
Redeemed	(400,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	1,500,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Global Carbon Strategy ETF(1)
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$7,898,469	$13,546,302
Net Realized Loss	(33,307,741)	(21,700,322)
Net Change in Unrealized Appreciation (Depreciation)	24,703,435	(72,822,077)
Net Decrease in Net Assets Resulting from Operations	(705,837)	(80,976,097)
Distributions:	(14,365,041)	(37,810,059)

Capital Share Transactions:(2)
Issued	13,202,762	11,333,355
Redeemed	(129,766,611)	(224,012,169)
Decrease in Net Assets from Capital Share Transactions	(116,563,849)	(212,678,814)
Total Decrease in Net Assets	(131,634,727)	(331,464,970)

Net Assets:
Beginning of Year	303,812,947	635,277,917
End of Year	$172,178,220	$303,812,947

Share Transactions:
Issued	400,000	350,000
Redeemed	(4,150,000)	(6,500,000)
Net Decrease in Shares Outstanding from Share Transactions	(3,750,000)	(6,150,000)

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Value Line® Dynamic Dividend Equity Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$671,194	$840,880
Net Realized Gain	3,409,991	889,919
Net Change in Unrealized Appreciation (Depreciation)	(491,116)	1,941,048
Net Increase in Net Assets Resulting from Operations	3,590,069	3,671,847
Distributions:	(2,577,604)	(1,177,428)

Capital Share Transactions:(1)
Issued	1,287,470	1,125,953
Redeemed	(5,191,532)	(3,419,756)
Decrease in Net Assets from Capital Share Transactions	(3,904,062)	(2,293,803)
Total Increase (Decrease) in Net Assets	(2,891,597)	200,616

Net Assets:
Beginning of Year	31,374,912	31,174,296
End of Year	$28,483,315	$31,374,912

Share Transactions:
Issued	50,000	50,000
Redeemed	(200,000)	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$12,384,010	$11,272,473
Net Realized Loss	(40,525,675)	(19,050,002)
Net Change in Unrealized Appreciation (Depreciation)	501,737	6,360,555
Net Decrease in Net Assets Resulting from Operations	(27,639,928)	(1,416,974)
Distributions:	(2,749,827)	—

Capital Share Transactions:(2)
Issued	153,157,589	135,546,332
Redeemed	(166,128,710)	(147,777,132)
Decrease in Net Assets from Capital Share Transactions	(12,971,121)	(12,230,800)
Total Decrease in Net Assets	(43,360,876)	(13,647,774)

Net Assets:
Beginning of Year	264,625,824	278,273,598
End of Year	$221,264,948	$264,625,824

Share Transactions:
Issued	5,250,000	4,400,000
Redeemed	(6,000,000)	(4,950,000)
Net Decrease in Shares Outstanding from Share Transactions	(750,000)	(550,000)

(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares SSE STAR Market 50 Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Loss	$(90,884)	$(15,090)
Net Realized Loss	(5,504,439)	(10,165,484)
Net Change in Unrealized Appreciation (Depreciation)	10,942,743	(6,016,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,347,420	(16,197,502)

Capital Share Transactions:(1)
Issued	16,597,675	850,878
Redeemed	(10,531,651)	(8,248,735)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,066,024	(7,397,857)
Total Increase (Decrease) in Net Assets	11,413,444	(23,595,359)

Net Assets:
Beginning of Year	24,534,151	48,129,510
End of Year	$35,947,595	$24,534,151

Share Transactions:
Issued	1,150,000	50,000
Redeemed	(800,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	(600,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng TECH Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$12,160	$1,494
Net Realized Gain (Loss)	187,348	(161,143)
Net Change in Unrealized Appreciation (Depreciation)	1,092,852	(1,131,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,292,360	(1,291,525)
Distributions:	(32,395)	(46,489)

Capital Share Transactions:(1)
Issued	41,519,600	988
Redeemed	(2,088,587)	(587,039)
Increase (Decrease) in Net Assets from Capital Share Transactions	39,431,013	(586,051)
Total Increase (Decrease) in Net Assets	40,690,978	(1,924,065)

Net Assets:
Beginning of Year	5,390,740	7,314,805
End of Year	$46,081,718	$5,390,740

Share Transactions:
Issued	2,500,000	—
Redeemed	(150,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,350,000	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares European Carbon Allowance Strategy ETF(1)
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$238,952	$458,282
Net Realized Loss	(943,099)	(5,635,864)
Net Change in Unrealized Appreciation (Depreciation)	1,729,685	(3,530,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,025,538	(8,707,712)
Distributions:	(669,523)	(1,055,315)

Capital Share Transactions:(2)
Issued	1,100,297	1,618,793
Redeemed	(5,736,176)	(11,688,291)
Decrease in Net Assets from Capital Share Transactions	(4,635,879)	(10,069,498)
Total Decrease in Net Assets	(4,279,864)	(19,832,525)

Net Assets:
Beginning of Year	11,639,605	31,472,130
End of Year	$7,359,741	$11,639,605

Share Transactions:
Issued	50,000	75,000
Redeemed	(250,000)	(450,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(375,000)

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon Allowance Strategy ETF(1)
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$7,158,564	$9,156,670
Net Realized Gain (Loss)	(49,913,229)	73,344,551
Net Change in Unrealized Appreciation (Depreciation)	(6,793,268)	(30,218,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,547,933)	52,282,753
Distributions:	(49,060,171)	(8,439,069)

Capital Share Transactions:(2)
Issued	64,593,052	18,489,400
Redeemed	(118,168,197)	(30,377,360)
Decrease in Net Assets from Capital Share Transactions	(53,575,145)	(11,887,960)
Total Increase (Decrease) in Net Assets	(152,183,249)	31,955,724

Net Assets:
Beginning of Year	261,265,412	229,309,688
End of Year	$109,082,163	$261,265,412

Share Transactions:
Issued	3,075,000	625,000
Redeemed	(5,675,000)	(1,075,000)
Net Decrease in Shares Outstanding from Share Transactions	2,600,000)	(450,000)

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares KWEB Covered Call Strategy ETF‡
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$3,897,717	$1,853,946
Net Realized Gain	7,060,066	6,177,594
Net Change in Unrealized Appreciation (Depreciation)	(1,106,061)	4,919,516
Net Increase in Net Assets Resulting from Operations	9,851,722	12,951,056
Distributions:	(22,213,508)	(24,792,799)
Return of Capital	(34,762,537)	(20,258,230)

Capital Share Transactions:(1)
Issued	55,263,809	238,876,549
Redeemed	(67,171,782)	(48,489,488)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,907,973)	190,387,061
Total Increase (Decrease) in Net Assets	(59,032,296)	158,287,088

Net Assets:
Beginning of Year	163,601,072	5,313,984
End of Year	$104,568,776	$163,601,072

Share Transactions:
Issued	1,316,667	13,900,000
Redeemed	(1,883,359)	(2,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(566,692)	11,000,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on January 1, 2025 (See Note 9 in the Notes to Financial Statements).
(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Dynamic Emerging Markets Strategy ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024(1)
Operations:
Net Investment Income	$121,746	$104,646
Net Realized Gain (Loss)	(499)	57,287
Net Change in Unrealized Appreciation (Depreciation)	469,145	(31,496)
Net Increase in Net Assets Resulting from Operations	590,392	130,437
Distributions:	(122,054)	(105,254)

Capital Share Transactions:(2)
Issued	664,992	7,491,762
Redeemed	—	(3,787,485)
Increase in Net Assets from Capital Share Transactions	664,992	3,704,277
Total Increase in Net Assets	1,133,330	3,729,460

Net Assets:
Beginning of Year	3,729,460	—
End of Year	$4,862,790	$3,729,460

Share Transactions:
Issued	25,000	300,002
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	25,000	150,002

(1)	The Fund’s inception date was on August 24, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Global Luxury Index ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024(1)
Operations:
Net Investment Income	$27,644	$8,497
Net Realized Gain	785,499	104,566
Net Change in Unrealized Appreciation (Depreciation)	(756,832)	245,884
Net Increase in Net Assets Resulting from Operations	56,311	358,947
Distributions:	(48,304)	(4,643)

Capital Share Transactions:(2)
Issued	13,511,531	2,990,439
Redeemed	(13,321,421)	(671,969)
Increase in Net Assets from Capital Share Transactions	190,110	2,318,470
Total Increase in Net Assets	198,117	2,672,774

Net Assets:
Beginning of Year	2,672,774	—
End of Year	$2,870,891	$2,672,774

Share Transactions:
Issued	550,000	125,002
Redeemed	(525,000)	(25,000)
Net Increase in Shares Outstanding from Share Transactions	25,000	100,002

(1)	The Fund’s inception date was on September 6, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Rockefeller℠ Ocean Engagement ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024(1)
Operations:
Net Investment Income	$22,948	$7,854
Net Realized Gain (Loss)	64,644	(25,700)
Net Change in Unrealized Appreciation (Depreciation)	(74,943)	202,625
Net Increase in Net Assets Resulting from Operations	12,649	184,779
Distributions:	(47,815)	(3,525)

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase (Decrease) in Net Assets	(35,166)	2,681,304

Net Assets:
Beginning of Year	2,681,304	—
End of Year	$2,646,138	$2,681,304

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	The Fund’s inception date was on September 11, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Hedgeye Hedged Equity Index ETF
Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$37,193
Net Realized Gain	429,689
Net Change in Unrealized Appreciation (Depreciation)	(531,878)
Net Decrease in Net Assets Resulting from Operations	(64,996)
Distributions:	(100,635)

Capital Share Transactions:(2)
Issued	21,648,946
Redeemed	(7,515,546)
Increase in Net Assets from Capital Share Transactions	14,133,400
Total Increase in Net Assets	13,967,769

Net Assets:
Beginning of Period	—
End of Period	$13,967,769

Share Transactions:
Issued	850,002
Redeemed	(300,000)
Net Increase in Shares Outstanding from Share Transactions	550,002

(1)	The Fund’s inception date was on July 15, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Artificial Intelligence and Technology ETF
Period Ended March 31, 2025(1)
Operations:
Net Investment Loss	$(47,062)
Net Realized Gain	23,430
Net Change in Unrealized Appreciation (Depreciation)	(3,007,008)
Net Decrease in Net Assets Resulting from Operations	(3,030,640)
Distributions:	(32,953)

Capital Share Transactions:(2)
Issued	25,204,541
Increase in Net Assets from Capital Share Transactions	25,204,541
Total Increase in Net Assets	22,140,948

Net Assets:
Beginning of Period	—
End of Period	$22,140,948

Share Transactions:
Issued	900,002
Net Increase in Shares Outstanding from Share Transactions	900,002

(1)	The Fund’s inception date was on July 17, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares Sustainable Ultra Short Duration Index ETF
Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$7,532,058
Net Realized Loss	(2,974)
Net Change in Unrealized Appreciation (Depreciation)	(50,195)
Net Increase in Net Assets Resulting from Operations	7,478,889
Distributions:	(7,438,872)

Capital Share Transactions:(2)
Issued	300,806,989
Redeemed	(90,440,443)
Increase in Net Assets from Capital Share Transactions	210,366,546
Total Increase in Net Assets	210,406,563

Net Assets:
Beginning of Period	—
End of Period	$210,406,563

Share Transactions:
Issued	12,000,002
Redeemed	(3,600,000)
Net Increase in Shares Outstanding from Share Transactions	8,400,002

(1)	The Fund’s inception date was on July 25, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)

KraneShares China Alpha Index ETF
Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$66,542
Net Realized Gain	149,095
Net Change in Unrealized Appreciation (Depreciation)	611,775
Net Increase in Net Assets Resulting from Operations	827,412
Distributions:	(237,089)

Capital Share Transactions:(2)
Issued	10,268,357
Increase in Net Assets from Capital Share Transactions	10,268,357
Total Increase in Net Assets	10,858,680

Net Assets:
Beginning of Period	—
End of Period	$10,858,680

Share Transactions:
Issued	400,002
Net Increase in Shares Outstanding from Share Transactions	400,002

(1)	The Fund’s inception date was on August 27, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (concluded)

KraneShares Man Buyout Beta Index ETF
Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$779
Net Realized Loss	(138,575)
Net Change in Unrealized Appreciation (Depreciation)	(985,717)
Net Decrease in Net Assets Resulting from Operations	(1,123,513)
Distributions:	(4,815)

Capital Share Transactions:(2)
Issued	11,345,281
Increase in Net Assets from Capital Share Transactions	11,345,281
Total Increase in Net Assets	10,216,953

Net Assets:
Beginning of Period	—
End of Period	$10,216,953

Share Transactions:
Issued	450,002
Net Increase in Shares Outstanding from Share Transactions	450,002

(1)	The Fund’s inception date was on October 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CSI China Internet ETF
2025	26.27	0.36	9.23	9.59	(1.02)	—	—
2024	31.25	0.06	(4.58)	(4.52)	(0.46)	—	—
2023	29.52	0.18	1.55	1.73	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2025	21.45	0.57	2.13	2.70	(0.51)	—	—
2024	26.09	0.51	(4.67)	(4.16)	(0.48)	—	—
2023	37.05	0.57	(5.28)	(4.71)	(0.54)	(5.71)	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
KraneShares MSCI All China Index ETF
2025	18.05	0.50	4.62	5.12	(0.48)	—	—
2024	21.99	0.45	(3.78)	(3.33)	(0.61)	—	—
2023	24.89	0.50	(2.15)	(1.65)	(0.77)	(0.48)	—
2022	34.46	0.47	(8.71)	(8.24)	(0.40)	(0.93)	—
2021	23.53	0.22	11.06	11.28	(0.35)	—	—
KraneShares MSCI One Belt One Road Index ETF
2025	20.94	0.74	0.80	1.54	(0.82)	—	—
2024	22.43	0.59	(1.39)	(0.80)	(0.69)	—	—
2023	27.63	0.73	(4.85)	(4.12)	(1.08)	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2025	14.86	0.16	3.46	3.62	(0.12)	—	—
2024	15.28	0.03	(0.41)	(0.38)	(0.04)	—	—
2023	18.04	0.10	(2.86)	(2.76)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratios include $857,238, $600,758, $301,354, $337,352 and $376,498, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.70%, 0.69%, 0.68%, and 0.69%, respectively.
(2)	The expense ratios include $336, $927 and $6,087, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.55%, 0.59%, and 0.58%, respectively.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(1.02)	34.84	37.13	8,047,217	0.70(1)	0.70	1.17	54
(0.46)	26.27	(14.48)	5,430,986	0.70(1)	0.70	0.24	32
—	31.25	5.86	6,111,669	0.69(1)	0.69	0.61	60
(2.58)	29.52	(57.99)	6,239,534	0.69(1)	0.69	(0.12)	60
(0.22)	75.59	67.77	3,662,260	0.70(1)	0.70	(0.39)	89

(0.51)	23.64	12.61	189,121	0.56	0.79	2.47	77
(0.48)	21.45	(15.78)	190,866	0.56	0.79	2.23	38
(6.25)	26.09	(12.63)	470,873	0.55	0.78	1.83	68
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89
(0.30)	43.97	50.00	802,364	0.59	0.79	0.74	35

(0.48)	22.69	28.62	10,210	0.49	0.69	2.42	17
(0.61)	18.05	(15.09)	6,318	0.49	0.69	2.33	4
(1.25)	21.99	(6.44)	8,795	0.49	0.69	2.19	55
(1.33)	24.89	(24.35)	16,181	0.48	0.68	1.49	18
(0.35)	34.46	47.97	22,402	0.49	0.69	0.67	45

(0.82)	21.66	7.37	3,249	0.79	0.79	3.36	19
(0.69)	20.94	(3.41)	4,188	0.79	0.79	2.77	27
(1.08)	22.43	(14.98)	4,485	0.79	0.79	2.96	34
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39

(0.12)	18.36	24.41	20,198	0.55(2)	0.80	0.97	63
(0.04)	14.86	(2.47)	18,577	0.60(2)	0.80	0.21	135
—	15.28	(15.30)	30,562	0.60(2)	0.80	0.66	87
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI China Clean Technology Index ETF
2025	20.34	0.33	5.13	5.46	(0.33)	—	—
2024	28.54	0.18	(8.21)	(8.03)	(0.17)	—	—
2023	36.71	0.12	(7.75)	(7.63)	(0.10)	(0.44)	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2025	22.47	0.16	(1.25)	(1.09)	(0.16)	—	—
2024	30.60	0.21	(8.11)	(7.90)	(0.23)	—	—
2023	39.57	0.33	(8.98)	(8.65)	(0.32)	—	—
2022	42.25	0.08	0.39(2)	0.47	(0.52)	(2.63)	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
KraneShares MSCI All China Health Care Index ETF
2025	14.63	0.15	1.00	1.15	(0.18)	—	—
2024	20.77	0.13	(6.16)	(6.03)	(0.11)	—	—
2023	23.79	0.07	(3.08)	(3.01)	(0.01)	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
KraneShares Asia Pacific High Income USD Bond ETF
2025	24.64	2.84	(0.95)	1.89	(2.46)	—	—
2024	26.73	2.99	(1.39)	1.60	(3.69)	—	—
2023	29.48	2.23	(2.44)	(0.21)	(2.54)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
KraneShares MSCI Emerging Markets ex China Index ETF
2025	29.17	0.78	(1.19)	(0.41)	(0.94)	—	—
2024	25.09	0.79	3.86	4.65	(0.57)	—	—
2023	29.73	0.91	(4.56)	(3.65)	(0.99)	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
#	Amount represents less than $0.005 per share.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratio includes $22,696, $42,152 and $67,245, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.68% and 0.69%, respectively.
(2)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	The expense ratio includes $941, $541 and $1,908, respectively in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.65%, 0.65% and 0.64%, respectively.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.33)	25.47	27.07	48,392	0.79	0.79	1.50	36
(0.17)	20.34	(28.17)	56,952	0.79	0.79	0.72	65
(0.54)	28.54	(20.71)	95,611	0.79	0.79	0.38	49
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164

(0.16)	21.22	(4.86)	63,660	0.72(1)	0.72	0.77	39
(0.23)	22.47	(25.91)	105,618	0.72(1)	0.72	0.78	42
(0.32)	30.60	(21.78)	185,106	0.72(1)	0.72	0.99	69
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81

(0.18)	15.60	7.98	86,599	0.65(3)	0.79	1.02	77
(0.11)	14.63	(29.10)	46,804	0.65(3)	0.79	0.74	17
(0.01)	20.77	(12.65)	94,492	0.65(3)	0.79	0.35	32
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45

(2.46)	24.07	7.93	25,274	0.69	0.69	11.52	158
(3.69)	24.64	6.81	14,784	0.69	0.69	11.77	121
(2.54)	26.73	(0.44)	20,045	0.69	0.69	8.19	119
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53

(0.94)	27.82	(1.51)	63,996	0.24	0.59	2.62	3
(0.57)	29.17	18.67	78,752	0.24	0.59	2.95	6
(0.99)	25.09	(12.12)	30,112	0.24	0.59	3.55	50
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Global Carbon Strategy ETF(1)
2025	30.84	0.96	(1.49)	(0.53)	(2.08)	—	—
2024	39.70	1.01	(7.10)	(6.09)	(2.77)	—	—
2023	46.53	(0.06)	1.59	1.53	(8.36)	—	—
2022	28.39	(0.38)	18.77	18.39	(0.25)	—	—
2021(2)	20.00	(0.12)	8.51	8.39	—	—	—
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2025	24.13	0.54	2.24	2.78	(0.54)	(1.60)	—
2024	22.27	0.60	2.11	2.71	(0.63)	(0.22)	—
2023	23.53	0.56	(0.59)	(0.03)	(0.55)	(0.68)	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
2021(3)	20.00	0.20	2.88	3.08	(0.07)	—	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF(4)
2025	29.90	1.10	(3.45)	(2.35)	(0.23)	—	—
2024	29.60	1.26	(0.96)	0.30	—	—	—
2023	31.51	0.54	1.59	2.13	(1.56)	(2.48)	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
2021(5)	25.00	(0.06)	2.61	2.55	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2025	10.90	(0.04)	2.97	2.93	—	—	—
2024	16.89	(0.01)	(5.98)	(5.99)	—	—	—
2023	18.76	(0.07)	(1.80)	(1.87)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
2021(6)	25.00	(0.03)	(3.91)	(3.94)	—	—	—
KraneShares Hang Seng TECH Index ETF
2025	10.78	0.01	5.42	5.43	(0.04)	—	—
2024	13.30	—	(2.43)	(2.43)	(0.09)	—	—
2023	13.93	0.05	(0.66)	(0.61)	(0.02)	—	—
2022(7)	25.00	0.01	(11.08)	(11.07)	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	The Fund’s inception date was on July 29, 2020.
(3)	The Fund’s inception date was on November 23, 2020.
(4)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.
(5)	The Fund’s inception date was on December 1, 2020.
(6)	The Fund’s inception date was on January 26, 2021.
(7)	The Fund’s inception date was on June 8, 2021.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(2.08)	28.23	(1.46)	172,178	0.79	0.79	3.03	45
(2.77)	30.84	(16.16)	303,813	0.79	0.79	2.78	—
(8.36)	39.70	4.43	635,278	0.79	0.79	(0.13)	—
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—	††

(2.14)	24.77	11.31	28,483	0.56	0.56	2.13	80
(0.85)	24.13	12.45	31,375	0.56	0.56	2.69	200
(1.23)	22.27	0.19	31,174	0.56	0.56	2.53	155
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55	††

(0.23)	27.32	(7.88)	221,265	0.90	0.90	3.82	—
—	29.90	1.01	264,626	0.90	0.90	4.14	—
(4.04)	29.60	6.21	278,274	0.90	0.90	1.61	251
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—	††

—	13.83	26.88	35,948	0.89	0.89	(0.30)	57
—	10.90	(35.46)	24,534	0.89	0.89	(0.04)	32
—	16.89	(9.97)	48,130	0.89	0.89	(0.44)	43
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12	††

(0.04)	16.17	50.40	46,082	0.69	0.69	0.10	86
(0.09)	10.78	(18.29)	5,391	0.69	0.69	0.02	55
(0.02)	13.30	(4.37)	7,315	0.69	0.69	0.42	126
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60	††

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares European Carbon Allowance Strategy ETF(1)
2025	21.16	0.54	1.00	1.54	(1.67)	—	—
2024	34.02	0.61	(11.91)	(11.30)	(1.56)	—	—
2023	28.81	(0.15)	5.36	5.21	—	—	—
2022(2)(3)	25.00	(0.13)	3.94	3.81	—	—	—
KraneShares California Carbon Allowance Strategy ETF(4)
2025	28.63	0.82	(6.73)	(5.91)	(6.00)	—	—
2024	23.95	1.00	4.62	5.62	(0.94)	—	—
2023	25.77	0.26	(2.02)	(1.76)	(0.06)	—	—
2022(3)	25.00	(0.11)	0.88	0.77	—	—	—
KraneShares KWEB Covered Call Strategy ETF
2025(5)(6)	43.62	0.99	2.44	3.43	(5.54)	—	(8.66)
2024(6)	63.78	1.14	5.52	6.66	(14.76)	—	(12.06)
2023(6)(7)	75.00	(0.03)	(2.73)	(2.76)	(6.27)	—	(2.19)
KraneShares Dynamic Emerging Markets Strategy ETF
2025	24.86	0.71	2.92	3.63	(0.70)	—	—
2024(8)	25.00	0.66	(0.10)	0.56	(0.70)	—	—
KraneShares Global Luxury Index ETF
2025	26.73	0.21	(3.79)	(3.58)	(0.13)	(0.05)	—
2024(9)	25.00	0.07	1.70	1.77	(0.04)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	All per share amounts and net asset values have been adjusted as a result of a 3 to 1 forward stock split on December 10, 2021.
(3)	The Fund’s inception date was on October 4, 2021.
(4)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(5)	Effective January 27, 2025, the KraneShares China Internet and Covered Call Strategy ETF was renamed the KraneShares KWEB Covered Call Strategy ETF.
(6)	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on January 1, 2025 (See Note 9 in the Notes to Financial Statements).
(7)	The Fund’s inception date was on January 11, 2023.
(8)	The Fund’s inception date was on August 24, 2023.
(9)	The Fund’s inception date was on September 6, 2023.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year ($)	Total Return (%)**	Net Assets, End of Year ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(1.67)	21.03	8.05	7,360	0.79	0.79	2.35	10
(1.56)	21.16	(33.81)	11,640	0.79	0.79	2.09	—
—	34.02	18.08	31,472	0.79	0.79	(0.49)	—
—	28.81	15.24	28,810	0.87†	0.87†	(0.87)†	—	††

(6.00)	16.72	(24.92)	109,082	0.79	0.79	3.71	74
(0.94)	28.63	23.47	261,265	0.79	0.79	3.57	—
(0.06)	23.95	(6.83)	229,310	0.79	0.79	1.11	—
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—	††

(14.20)	32.85	10.51	104,569	0.26‡	0.26‡	2.65	424
(26.82)	43.62	14.27	163,601	0.26‡	0.26‡	2.30	347
(8.46)	63.78	(3.56)	5,314	0.26†‡	0.26†‡	(0.14)†	—	††

(0.70)	27.79	14.74	4,863	0.11	0.11	2.66	3
(0.70)	24.86	2.31	3,729	0.11†	0.11†	4.48†	11	††

(0.18)	22.97	(13.44)	2,871	0.69	0.69	0.88	55
(0.04)	26.73	7.08	2,673	0.69†	0.69†	0.53†	14	††

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Rockefeller℠ Ocean Engagement ETF
2025	26.81	0.23	(0.10)	0.13	(0.25)	(0.23)	—
2024(1)	25.00	0.08	1.77	1.85	(0.04)	—	—
KraneShares Hedgeye Hedged Equity Index ETF
2025(2)	25.00	0.11	0.62	0.73	(0.05)	(0.28)	—
KraneShares Artificial Intelligence and Technology ETF
2025(3)	25.00	(0.13)	(0.16)	(0.29)	—	(0.11)	—
KraneShares Sustainable Ultra Short Duration Index ETF
2025(4)	25.00	0.83	0.02	0.85	(0.80)	—	—
KraneShares China Alpha Index ETF
2025(5)	25.00	0.19	2.55	2.74	(0.19)	(0.40)	—
KraneShares Man Buyout Beta Index ETF
2025(6)	25.00	—	(2.29)	(2.29)	—	(0.01)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 3 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on September 11, 2023.
(2)	The Fund’s inception date was on July 15, 2024.
(3)	The Fund’s inception date was on July 17, 2024.
(4)	The Fund’s inception date was on July 25, 2024.
(5)	The Fund’s inception date was on August 27, 2024.
(6)	The Fund’s inception date was on October 7, 2024.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.48)	26.46	0.44	2,646	0.86	0.86	0.84	46
(0.04)	26.81	7.39	2,681	0.86†	0.86†	0.57†	16	††

(0.33)	25.40	2.91	13,968	0.69†	0.79†	0.62†	2	††

(0.11)	24.60	(1.24)	22,141	0.99†	0.99†	(0.64)†	49	††

(0.80)	25.05	3.43	210,407	0.20†	0.30†	4.82†	—	††

(0.59)	27.15	11.02	10,859	0.79†	0.79†	1.17†	149	††

(0.01)	22.70	(9.16)	10,217	0.89†	0.89†	0.01†	27	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of March 31, 2025, the Trust had 32 operational series. The financial statements herein and the related notes pertain to the following 26 series: KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income USD Bond ETF (formerly, KraneShares Asia Pacific High Income Bond ETF), KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Global Carbon Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF (formerly, KFA Mount Lucas Managed Futures Index Strategy ETF), KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares KWEB Covered Call Strategy ETF (formerly, KraneShares China Internet and Covered Call Strategy ETF), KraneShares Dynamic Emerging Markets Strategy ETF, KraneShares Global Luxury Index ETF, KraneShares Rockefeller℠ Ocean Engagement ETF, KraneShares Hedgeye Hedged Equity Index ETF, KraneShares Artificial Intelligence and Technology ETF, KraneShares Sustainable Ultra Short Duration Index ETF, KraneShares China Alpha Index ETF and KraneShares Man Buyout Beta Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Value Line Dynamic Dividend Equity Index ETF and KraneShares Dynamic Emerging Markets Strategy ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2025, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF, KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares European Carbon Allowance

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Strategy ETF and KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance Strategy ETF (each, a “Subsidiary”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of all Funds except KraneShares Artificial Intelligence and Technology ETF are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Shares of KraneShares Artificial Intelligence and Technology ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ” and together with NYSE, each an “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At March 31, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The investment objective of each of the following Funds is to seek to provide a total return or investments results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China A 50 Connect Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Bloomberg Electric Vehicles Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares Global Carbon Strategy ETF	S&P Global Carbon Credit Index
KraneShares Value Line® Dynamic Dividend Equity Index ETF	Value Line® Dynamic Dividend Equity Index

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Fund	Index
KraneShares Mount Lucas Managed Futures Index Strategy ETF	KFA MLM Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares European Carbon Allowance Strategy ETF	S&P Carbon Credit EUA Index
KraneShares California Carbon Allowance Strategy ETF	S&P Carbon Credit CCA Index
KraneShares Global Luxury Index ETF	Solactive Global Luxury Select Index
KraneShares Hedgeye Hedged Equity Index ETF	Hedgeye Hedged Equity Index
KraneShares Sustainable Ultra Short Duration Index ETF	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index
KraneShares China Alpha Index ETF	Qi China Alpha Index
KraneShares Man Buyout Beta Index ETF	Man Buyout Beta Index

KraneShares Asia Pacific High Income USD Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Benchmark Index”) over a complete market cycle. KraneShares Asia Pacific High Income USD Bond ETF is actively managed and does not track an index.

KraneShares Dynamic Emerging Markets Strategy ETF seeks growth of capital. KraneShares Dynamic Emerging Markets Strategy ETF is actively managed and does not track an index.

KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. KraneShares KWEB Covered Call Strategy ETF intends to invest in KraneShares CSI China Internet ETF (“Underlying Fund”), which is an exchange-traded fund advised by Krane that seeks to track its Underlying Index, and to write (sell) covered call options on the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF intends to write covered call options on the Underlying Fund on the full amount of its investment in the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF is actively managed and does not track an index.

KraneShares Rockefeller℠ Ocean Engagement ETF seeks long-term growth of capital. The KraneShares Rockefeller℠ Ocean Engagement ETF is actively managed and does not track an index.

KraneShares Artificial Intelligence and Technology ETF seeks growth of capital. With respect to its investments in instruments in the Solactive Etna Artificial General Intelligence Index (“Underlying Index”), KraneShares Artificial Intelligence and Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of its Underlying Index. KraneShares Artificial Intelligence and Technology ETF also may invest in the securities of private companies with exposure to artificial intelligence businesses, which are not securities included in its Underlying Index. KraneShares Artificial Intelligence and Technology ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value. The value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

As of and during the year ended March 31, 2025, the Funds did not hold swaps or foreign currency forward contracts. Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its Underlying Index, if any. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2025. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Artificial Intelligence and Technology ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 3/31/25	Valuation Technique(s)	Unobservable Input	Discount Percentage
Preferred Stock	$999,966	Financing Round – Recent Transaction	Private Company Valuation	0.0%

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2025, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations/Consolidated Statements of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations/Consolidated Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF will each utilize its respective Subsidiary for purposes of

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

investing in commodity futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of March 31, 2025, the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF had open futures contracts. Refer to each Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2025.

For the year ended March 31, 2025, the average monthly notional amount of futures contracts were as follows:

KraneShares Global Carbon Strategy ETF
Average Monthly Notional Value Long	$355,033,190
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Average Monthly Notional Value Long	$286,957,790
Average Monthly Notional Value Short	$514,204,475
KraneShares European Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$16,291,140
KraneShares California Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$186,217,899

OPTIONS — The KraneShares KWEB Covered Call Strategy ETF writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares KWEB Covered Call Strategy ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written by KraneShares KWEB Covered Call Strategy ETF will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii) be traded on a national securities exchange. The KraneShares KWEB Covered Call Strategy ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the KraneShares KWEB Covered Call Strategy ETF it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

KraneShares Hedgeye Hedged Equity Index ETF utilizes both European-style exchange-traded options on the S&P 500 Index and FLEX options on an ETF that seeks to track the S&P 500 Index or a similar large cap securities index. European-style options are option contracts, which are exercisable at the strike price only on the expiration date. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”), which uses Hedgeye Risk Management, LLC’s Risk Range™ signals to determine whether to buy and/or sell such put and call options, and at what strike prices. The Fund may weight the put and call options differently than the Underlying Index and may buy and sell put and call options on different dates than the Underlying Index.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

As of March 31, 2025, the KraneShares KWEB Covered Call Strategy ETF and KraneShares Hedgeye Hedged Equity Index ETF had open written option positions. As of March 31, 2025, the KraneShares Hedgeye Hedged Equity Index ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of March 31, 2025. All options held during the year were equity options.

For the year ended March 31, 2025, the average monthly notional amount of written option contracts were as follows:

KraneShares KWEB Covered Call Strategy ETF
Average Monthly Notional Value	$6,456,368
KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$107,143

For the year ended March 31, 2025, the average monthly notional amount of purchased option contracts were as follows:

KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$142,109

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares KWEB Covered Call Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF, intends to pay out dividends, if any, at least annually; the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares KWEB Covered Call Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF intend to pay out net investment income, if any, at least monthly. The KraneShares Value Line®Dynamic Dividend Equity Index ETF typically distributes any net investment income quarterly. The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

Effective January 1, 2025, KraneShares KWEB Covered Call Strategy ETF currently intends to distribute on a monthly basis its option premium income so that the Fund’s monthly distribution percentage does not exceed 2% of net asset value. The Fund’s distribution in December may exceed this amount in order for the Fund to continue to qualify as a regulated investment company.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges, if applicable, are included in “Interest Expense” on the Statements of Operations/Consolidated Statements of Operations.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The following table discloses the securities on loan as of March 31, 2025:

	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$161,015,033	$170,008,414
KraneShares Emerging Markets Consumer Technology Index ETF	382,567	404,352
KraneShares Electric Vehicles and Future Mobility Index ETF	3,545,732	3,848,110

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares Global Carbon Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$1,476,681	*	Unrealized depreciation on futures contracts	$11,538,453	*
Total Derivatives not accounted for as hedging instruments		$1,476,681			$11,538,453

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$6,867,132	*	Unrealized depreciation on futures contracts	$2,635,452	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	756,626	*	Unrealized depreciation on futures contracts	149,313	*
Interest rate contracts	Unrealized appreciation on futures contracts	2,060,922	*	Unrealized depreciation on futures contracts	221,409	*
Total Derivatives not accounted for as hedging instruments		$9,684,680			$3,006,174

KraneShares European Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$333,655	*
Total Derivatives not accounted for as hedging instruments		$—			$333,655

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$17,198,777	*
Total Derivatives not accounted for as hedging instruments		$—			$17,198,777

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares KWEB Covered Call Strategy ETF
Equity contracts	Investments, at value**	$—	Options and Swaptions written, at value	$3,003,942
Total Derivatives not accounted for as hedging instruments		$—		$3,003,942

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	Investments, at value**	$461,880	Options and Swaptions written, at value	$215,218
Total Derivatives not accounted for as hedging instruments		$461,880		$215,218

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
**	Purchased options and/or swaptions only.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Written Options and Swaptions	Futures
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$—	$(1,686,827)
Commodity contracts	—	(31,751,218)
Total	$—	$(33,438,045)

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$(12,034,299)
Foreign exchange contracts	—	(10,570,041)
Commodity contracts	—	(18,368,152)
Total	$—	$(40,972,492)

KraneShares European Carbon Allowance Strategy ETF
Foreign exchange contracts	$—	$(175,678)
Commodity contracts	—	(700,031)
Total	$—	$(875,709)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Derivatives Not Accounted for as Hedging Instruments	Written Options and Swaptions	Futures
KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$(49,868,149)
Total	$—	$(49,868,149)

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$41,093,213	$—
Total	$41,093,213	$—

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$188,195	$—
Total	$188,195	$—

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures
KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$—	$—	$3,693
Commodity contracts	—	—	24,746,303
Total	$—	$—	$24,749,996

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$—	$1,714,427
Foreign exchange contracts	—	—	(2,105,727)
Commodity contracts	—	—	1,329,715
Total	$—	$—	$938,415

KraneShares European Carbon Allowance Strategy ETF
Foreign exchange contracts	$—	$—	$1,847
Commodity contracts	—	—	1,675,430
Total	$—	$—	$1,677,277

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$(6,618,936)
Total	$—	$—	$(6,618,936)

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$—	$1,872,588	$—
Total	$—	$1,872,588	$—

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$253,439	$52,170	$—
Total	$253,439	$52,170	$—

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations/Consolidated Statements of Operations as “Security Lending Fees”.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Management Fee
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income USD Bond ETF	0.68%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares Value Line® Dynamic Dividend Equity Index ETF	0.55%
KraneShares Mount Lucas Managed Futures Index Strategy ETF	0.89%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares European Carbon Allowance Strategy ETF	0.78%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares KWEB Covered Call Strategy ETF	0.25%
KraneShares Dynamic Emerging Markets Strategy ETF	0.10%
KraneShares Global Luxury Index ETF	0.68%
KraneShares Rockefeller℠ Ocean Engagement ETF	0.85%
KraneShares Hedgeye Hedged Equity Index ETF	0.78%
KraneShares Artificial Intelligence and Technology ETF	0.99%
KraneShares Sustainable Ultra Short Duration Index ETF	0.29%
KraneShares China Alpha Index ETF	0.78%
KraneShares Man Buyout Beta Index ETF	0.88%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2025. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Agreement for a Fund is terminated.

Fee Waiver Fee
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares MSCI All China Index ETF	0.20%
KraneShares Emerging Markets Consumer Technology Index ETF	0.30%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares Hedgeye Hedged Equity Index ETF	0.10%
KraneShares Sustainable Ultra Short Duration Index ETF	0.10%

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. As of January 1, 2024, Krane pays Bosera fifteen (15%) percent of the net revenue received by Krane from KraneShares Bosera MSCI China A 50 Connect Index ETF under the Investment Advisory Agreement. Prior to that date, Krane paid Bosera fifty (50%) percent of the net revenue received by Krane from the Fund. For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Nikko Asset Management Americas Inc. (“Nikko”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income USD Bond ETF. Nikko is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Nikko delegates to its affiliate Nikko Asset Management Asia, Ltd. (“Nikko Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Nikko pursuant to which Krane has agreed to pay Nikko 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

Climate Finance Partners LLC (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds, which includes advice, research and subject matter expertise related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KraneShares Mount Lucas Managed Futures Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

Rockefeller & Co. LLC (“Rockefeller”) serves as the investment sub-adviser to the KraneShares Rockefeller℠ Ocean Engagement ETF. Rockefeller is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. For the services it will provide, Krane pays Rockefeller a fee equal to thirty five percent (35%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on the first $1 billion of Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisory Fee increases to forty percent (40%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on any amounts over $1 billion of the Fund’s average daily net assets.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

Etna Capital Management Company Ltd. (“Etna”) serves as the Sub-Adviser of the KraneShares Artificial Intelligence and Technology ETF. Etna is responsible for the selection of the Fund’s private securities, subject to the supervision of Krane and the Board of Trustees. For the services it will provide, Krane will pay Etna a fee equal to 30% of the total gross advisory fee paid to Krane by the Fund under the terms of the Investment Advisory Agreement.

Numeric Investors LLC (“Numeric” or “Sub-Adviser”), serves as the index provider and investment sub-adviser of the KraneShares Man Buyout Beta Index ETF and selects investments for the Underlying Index using a systematic process as defined in the index methodology. Krane retains sole responsibility for submitting investment orders and executing trades on behalf of the Fund. Krane will pay Numeric forty-five (45%) percent of the Net Revenue received by Krane from the Fund on the first $1 billion in Assets and fifty (50%) percent on any amounts thereafter. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Sub-Advisory Agreement – (minus) gross fund-related expenses (including any waiver by Krane of its compensation under the Investment Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2025, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES MOUNT LUCAS MANAGED FUTURES INDEX STRATEGY ETF, KRANESHARES EUROPEAN CARBON ALLOWANCE STRATEGY ETF AND KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in each Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2025	% of Total Net Assets at March 31, 2025
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$30,826,717	17.90%
KraneShares MLM Index Subsidiary, Ltd.	December 1, 2020	$41,350,428	18.69%
KraneShares European Carbon, Subsidiary Ltd.	October 4, 2021	$1,291,852	17.55%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$16,834,210	15.43%

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the following Funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities transactions:

	Purchases	Sales and Maturities
KraneShares CSI China Internet ETF	$3,961,648,310	$3,229,415,113
KraneShares Bosera MSCI China A 50 Connect Index ETF	140,926,915	153,747,121
KraneShares MSCI All China Index ETF	3,621,656	1,357,123
KraneShares MSCI One Belt One Road Index ETF	660,504	1,378,269
KraneShares Emerging Markets Consumer Technology Index ETF	10,570,824	11,518,846
KraneShares MSCI China Clean Technology Index ETF	18,782,049	37,705,131
KraneShares Electric Vehicles and Future Mobility Index ETF	30,960,432	52,510,332
KraneShares MSCI All China Health Care Index ETF	73,192,959	38,181,646
KraneShares Asia Pacific High Income USD Bond ETF	24,337,678	17,491,089
KraneShares MSCI Emerging Markets ex China Index ETF	2,287,787	11,737,259
KraneShares Global Carbon Strategy ETF	157,074,274	39,042,944
KraneShares Value Line® Dynamic Dividend Equity Index ETF	24,954,005	26,842,099
KraneShares SSE STAR Market 50 Index ETF	23,383,876	17,304,196
KraneShares Hang Seng TECH Index ETF	47,967,227	11,244,033
KraneShares European Carbon Allowance Strategy ETF	3,843,916	245,483
KraneShares California Carbon Allowance Strategy ETF	138,489,244	51,073,160
KraneShares KWEB Covered Call Strategy ETF	616,107,429	604,737,209
KraneShares Dynamic Emerging Markets Strategy ETF	117,749	121,422
KraneShares Global Luxury Index ETF	1,598,563	1,629,559
KraneShares Rockefeller℠ Ocean Engagement ETF	1,221,224	1,256,615
KraneShares Hedgeye Hedged Equity Index ETF	168,578	299,811
KraneShares Artificial Intelligence and Technology ETF	6,317,617	5,440,697
KraneShares China Alpha Index ETF	23,822,323	13,722,273
KraneShares Man Buyout Beta Index ETF	2,990,108	2,957,004

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

For the year ended March 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the year ended March 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/ (Loss)
KraneShares CSI China Internet ETF	$1,353,989,321	$960,270,333	$177,521,494
KraneShares MSCI All China Index ETF	195,890	56,939	9,437
KraneShares MSCI One Belt One Road Index ETF	—	366,462	17,087
KraneShares Emerging Markets Consumer Technology Index ETF	880,057	1,221,619	79,953
KraneShares MSCI China Clean Technology Index ETF	17,979	732,762	(204,224)
KraneShares Electric Vehicles and Future Mobility Index ETF	—	14,353,779	(76,702)
KraneShares MSCI All China Health Care Index ETF	1,021,746	529,932	12,941
KraneShares MSCI Emerging Markets ex China Index ETF	—	2,321,996	358,666
KraneShares Value Line® Dynamic Dividend Equity Index ETF	1,284,236	5,168,893	954,188
KraneShares KWEB Covered Call Strategy ETF	54,835,181	66,062,496	8,114,543
KraneShares Dynamic Emerging Markets Strategy ETF	658,741	—	—
KraneShares Global Luxury Index ETF	12,996,482	12,781,043	811,680
KraneShares Hedgeye Hedged Equity Index ETF	21,601,030	7,448,430	236,981
KraneShares Artificial Intelligence and Technology ETF	24,210,865	—	—
KraneShares Sustainable Ultra Short Duration Index ETF	297,445,273	48,612,593	(9,465)
KraneShares Man Buyout Beta Index ETF	11,327,755	—	—

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (“PFICs”), foreign capital gain reclass, net operating loss, Partnership adjustments, perpetual bond adjustments and distribution reclassification. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal year ended March 31, 2025 are primarily related to redemptions in-kind, distributions in excess and net operating loss.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares CSI China Internet ETF	$112,208,032	$(112,208,032)
KraneShares MSCI All China Index ETF	(2,930)	2,930
KraneShares MSCI One Belt One Road Index ETF	(7,014)	7,014
KraneShares Emerging Markets Consumer Technology Index ETF	(76,442)	76,442
KraneShares MSCI China Clean Technology Index ETF	210,740	(210,740)
KraneShares Electric Vehicles and Future Mobility Index ETF	520,112	(520,112)
KraneShares MSCI All China Health Care Index ETF	(12,941)	12,941
KraneShares MSCI Emerging Markets ex China Index ETF	(299,574)	299,574
KraneShares Value Line® Dynamic Dividend Equity Index ETF	(867,707)	867,707
KraneShares Mount Lucas Managed Futures Index Strategy ETF	2,589,860	(2,589,860)
KraneShares SSE STAR Market 50 Index ETF	64,772	(64,772)
KraneShares European Carbon Allowance Strategy ETF	229,792	(229,792)
KraneShares KWEB Covered Call Strategy ETF	(766,277)	766,277
KraneShares Global Luxury Index ETF	(810,770)	810,770
KraneShares Sustainable Ultra Short Duration Index ETF	9,465	(9,465)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CSI China Internet ETF
2025	$191,767,210	$—	$—	$191,767,210
2024	94,044,849	—	—	94,044,849
KraneShares Bosera MSCI China A 50 Connect Index ETF
2025	$4,042,367	$—	$—	$4,042,367
2024	6,619,090	—	—	6,619,090
KraneShares MSCI All China Index ETF
2025	$215,059	$—	$—	$215,059
2024	215,050	—	—	215,050
KraneShares MSCI One Belt One Road Index ETF
2025	$122,602	$—	$—	$122,602
2024	137,606	—	—	137,606
KraneShares Emerging Markets Consumer Technology Index ETF
2025	$109,397	$—	$—	$109,397
2024	27,452	—	—	27,452
KraneShares MSCI China Clean Technology Index ETF
2025	$716,873	$—	$—	$716,873
2024	496,202	—	—	496,202
KraneShares Electric Vehicles and Future Mobility Index ETF
2025	$530,712	$—	$—	$530,712
2024	1,252,258	—	—	1,252,258

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares MSCI All China Health Care Index ETF
2025	$477,397	$—	$—	$477,397
2024	383,670	—	—	383,670
KraneShares Asia Pacific High Income USD Bond ETF
2025	$1,826,852	$—	$—	$1,826,852
2024	2,334,194	—	—	2,334,194
KraneShares MSCI Emerging Markets ex China Index ETF
2025	$2,347,147	$—	$—	$2,347,147
2024	910,616	—	—	910,616
KraneShares Global Carbon Strategy ETF
2025	$14,365,041	$—	$—	$14,365,041
2024	37,810,059	—	—	37,810,059
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2025	$1,896,053	$681,551	$—	$2,577,604
2024	868,772	308,656	—	1,177,428
KraneShares Mount Lucas Managed Futures Index Strategy ETF
2025	$2,749,827	$—	$—	$2,749,827
2024	—	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2025	$—	$—	$—	$—
2024	—	—	—	—
KraneShares Hang Seng TECH Index ETF
2025	$32,395	$—	$—	$32,395
2024	46,489	—	—	46,489
KraneShares European Carbon Allowance Strategy ETF
2025	$669,523	$—	$—	$669,523
2024	1,055,315	—	—	1,055,315
KraneShares California Carbon Allowance Strategy ETF
2025	$49,060,171	$—	$—	$49,060,171
2024	8,439,069	—	—	8,439,069
KraneShares KWEB Covered Call Strategy ETF
2025	$22,213,508	$—	$34,762,537	$56,976,045
2024	24,792,799	—	20,258,230	45,051,029
KraneShares Dynamic Emerging Markets Strategy ETF
2025	$122,054	$—	$—	$122,054
2024	105,254	—	—	105,254
KraneShares Global Luxury Index ETF
2025	$42,198	$6,106	$—	$48,304
2024	4,643	—	—	4,643
KraneShares Rockefeller℠ Ocean Engagement ETF
2025	$40,722	$7,093	$—	$47,815
2024	3,525	—	—	3,525

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Hedgeye Hedged Equity Index ETF
2025	$91,874	$8,761	$—	$100,635
KraneShares Artificial Intelligence and Technology ETF
2025	$29,447	$3,506	$—	$32,953
KraneShares Sustainable Ultra Short Duration Index ETF
2025	$7,438,872	$—	$—	$7,438,872
KraneShares China Alpha Index ETF
2025	$237,089	$—	$—	$237,089
KraneShares Man Buyout Beta Index ETF
2025	$4,815	$—	$—	$4,815

As of March 31, 2025, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Undistributed Ordinary Income	$274,757,276	$197,223	$57,641	$3,144
Capital Loss Carryforwards	(4,123,110,723)	(227,317,107)	(7,059,903)	(3,693,493)
Unrealized Depreciation on Investments and Foreign Currency	(989,559,358)	(18,348,270)	(135,230)	(867,400)
Other Temporary Differences	(5)	(12)	—	(1)
Total Distributable Loss	$(4,837,912,810)	$(245,468,166)	$(7,137,492)	$(4,557,750)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$753,641	$25,043	$—	$478,884
Capital Loss Carryforwards	(48,742,238)	(90,614,366)	(118,300,055)	(77,073,987)
Qualified Late-Year Loss Deferrals	—	—	(35,778)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,803,925)	4,563,730	(28,465,415)	(18,697,743)
Other Temporary Differences	(2)	3	(2)	(1)
Total Distributable Loss	$(50,792,524)	$(86,025,590)	$(146,801,250)	$(95,292,847)

	KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Global Carbon Strategy ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Undistributed Ordinary Income	$39,983	$391,687	$1,269,522	$177,833
Undistributed Long-Term Capital Gain	—	—	—	724,114
Capital Loss Carryforwards	(10,848,135)	(2,307,310)	(2,671,014)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	82,884	(7,901)	(87,140,393)	2,011,896
Other Temporary Differences	86,248	(1)	(2)	59
Total Distributable Earnings/(Loss)	$(10,639,020)	$(1,923,525)	$(88,541,887)	$2,913,902

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Mount Lucas Managed Futures Index Strategy ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares European Carbon Allowance Strategy ETF
Undistributed Ordinary Income	$—	$—	$337,647	$—
Capital Loss Carryforwards	(53,479,709)	(33,293,827)	(2,852,858)	—
Post October Losses	—	—	—	(1,086)
Qualified Late-Year Loss Deferrals	—	(81,210)	—	—
Unrealized Depreciation on Investments and Foreign Currency	(23,349,891)	(2,870,862)	(1,455,005)	(9,036,174)
Other Temporary Differences	(169,374)	(9)	(5)	1
Total Distributable Loss	$(76,998,974)	$(36,245,908)	$(3,970,221)	$(9,037,259)

	KraneShares California Carbon Allowance Strategy ETF	KraneShares KWEB Covered Call Strategy ETF	KraneShares Dynamic Emerging Markets Strategy ETF	KraneShares Global Luxury Index ETF
Undistributed Ordinary Income	$855,229	$—	$—	$—
Capital Loss Carryforwards	—	—	(808)	—
Post October Losses	(45,081)	—	—	(446)
Qualified Late-Year Loss Deferrals	—	—	(915)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(81,727,166)	(26,469,934)	432,338	(552,591)
Other Temporary Differences	1	—	1	(2)
Total Distributable Earnings/(Loss)	$(80,917,017)	$(26,469,934)	$430,616	$(553,039)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	KraneShares Rockefeller℠ Ocean Engagement ETF	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares Sustainable Ultra Short Duration Index ETF
Undistributed Ordinary Income	$7,175	$21,619	$156,774	$99,678
Undistributed Long-Term Capital Gain	13,098	—	—	—
Post October Losses	—	(187,250)	—	—
Qualified Late-Year Loss Deferrals	—	—	(31,022)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	125,815	—	(3,189,344)	(50,195)
Other Temporary Differences	—	—	(1)	(1)
Total Distributable Earnings/(Loss)	$146,088	$(165,631)	$(3,063,593)	$49,482

	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Undistributed Ordinary Income	$81,988	$1,548
Post October Losses	—	(120,917)
Qualified Late-Year Loss Deferrals	—	(1)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	508,335	(1,008,958)
Total Distributable Earnings/(Loss)	$590,323	$(1,128,328)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, perpetual bond adjustments, PFIC mark to market and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares CSI China Internet ETF	$748,413,164	$3,374,697,559	$4,123,110,723
KraneShares Bosera MSCI China A 50 Connect Index ETF	76,897,157	150,419,950	227,317,107
KraneShares MSCI All China Index ETF	227,776	6,832,127	7,059,903
KraneShares MSCI One Belt One Road Index ETF	2,449,025	1,244,468	3,693,493

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Short-Term Loss	Long-Term Loss	Total
KraneShares Emerging Markets Consumer Technology Index ETF	$21,422,828	$27,319,410	$48,742,238
KraneShares MSCI China Clean Technology Index ETF	3,342,359	87,272,007	90,614,366
KraneShares Electric Vehicles and Future Mobility Index ETF	32,538,587	85,761,468	118,300,055
KraneShares MSCI All China Health Care Index ETF	4,920,386	72,153,601	77,073,987
KraneShares Asia Pacific High Income USD Bond ETF	8,959,239	1,888,896	10,848,135
KraneShares MSCI Emerging Markets ex China Index ETF	151,122	2,156,188	2,307,310
KraneShares Global Carbon Strategy ETF	1,090,225	1,580,789	2,671,014
KraneShares Mount Lucas Managed Futures Index Strategy ETF	20,554,471	32,925,238	53,479,709
KraneShares SSE STAR Market 50 Index ETF	8,676,743	24,617,084	33,293,827
KraneShares Hang Seng TECH Index ETF	2,145,573	707,285	2,852,858
KraneShares Dynamic Emerging Markets Strategy ETF	—	808	808

During the year ended March 31, 2025, the following Funds utilized capital loss carryforwards, to offset capital gains:

Amount Utilized
KraneShares MSCI One Belt One Road Index ETF	$1,082
KraneShares Emerging Markets Consumer Technology Index ETF	927,602
KraneShares MSCI China Clean Technology Index ETF	157,997
KraneShares Asia Pacific High Income USD Bond ETF	2,280
KraneShares Hang Seng TECH Index ETF	231,094
KraneShares Dynamic Emerging Markets Strategy ETF	1,149
KraneShares RockefellerSM Ocean Engagement ETF	5,784

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, investments in PFICs, perpetual bonds and investments in CFC. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2025 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CSI China Internet ETF	$9,204,287,857	$1,097,574,838	$(2,087,134,196)	$(989,559,358)
KraneShares Bosera MSCI China A 50 Connect Index ETF	206,593,342	13,171,585	(31,519,855)	(18,348,270)
KraneShares MSCI All China Index ETF	10,297,714	1,112,644	(1,247,874)	(135,230)
KraneShares MSCI One Belt One Road Index ETF	4,101,129	553,299	(1,415,248)	(861,949)
KraneShares Emerging Markets Consumer Technology Index ETF	23,464,048	3,530,056	(6,312,077)	(2,782,021)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares MSCI China Clean Technology Index ETF	$43,829,469	$10,485,893	$(5,922,163)	$4,563,730
KraneShares Electric Vehicles and Future Mobility Index ETF	95,510,304	8,513,358	(36,978,773)	(28,465,415)
KraneShares MSCI All China Health Care Index ETF	105,254,080	5,556,392	(24,254,135)	(18,697,743)
KraneShares Asia Pacific High Income USD Bond ETF	23,476,204	685,507	(602,623)	82,884
KraneShares MSCI Emerging Markets ex China Index ETF	63,429,097	8,976,780	(8,584,576)	392,204
KraneShares Global Carbon Strategy ETF	196,026,979	—	(87,140,393)	(87,140,393)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	26,427,580	3,386,542	(1,374,646)	2,011,896
KraneShares Mount Lucas Managed Futures Index Strategy ETF	177,056,561	—	(23,349,880)	(23,349,880)
KraneShares SSE STAR Market 50 Index ETF	38,723,039	4,406,148	(7,277,010)	(2,870,862)
KraneShares Hang Seng TECH Index ETF	44,170,540	2,017,037	(3,472,042)	(1,455,005)
KraneShares European Carbon Allowance Strategy ETF	12,561,862	—	(9,036,174)	(9,036,174)
KraneShares California Carbon Allowance Strategy ETF	156,506,245	—	(81,727,166)	(81,727,166)
KraneShares KWEB Covered Call Strategy ETF	136,209,435	3,285,377	(29,755,311)	(26,469,934)
KraneShares Dynamic Emerging Markets Strategy ETF	4,386,831	437,649	(5,311)	432,338
KraneShares Global Luxury Index ETF	3,373,354	32,814	(585,381)	(552,567)
KraneShares Rockefeller℠ Ocean Engagement ETF	2,467,706	270,037	(144,222)	125,815
KraneShares Hedgeye Hedged Equity Index ETF	13,672,022	403,483	(403,483)	—
KraneShares Artificial Intelligence and Technology ETF	25,295,631	233,139	(3,422,483)	(3,189,344)
KraneShares Sustainable Ultra Short Duration Index ETF	197,952,491	48,297	(98,492)	(50,195)
KraneShares China Alpha Index ETF	10,352,666	853,679	(345,344)	508,335
KraneShares Man Buyout Beta Index ETF	11,223,185	300,361	(1,309,319)	(1,008,958)

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

For the KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and the KraneShares MSCI Emerging Markets ex China Index ETF, the difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable. For the KraneShares Hedgeye Hedged Equity Index ETF, the difference in unrealized depreciation is attributable to straddles.

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions were extended to December 31, 2025.

In 2020, the PRC government eliminated QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits), and merged the two programs into the Qualified Foreign Investor regime (“QFI”).

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

ARTIFICAL INTELLIGENCE AND TECHNOLOGY RISK — “AI and Technology” companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an AI and Technology company.

Certain AI and Technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking errors for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPTIONS RISK — The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by the time remaining until the expiration of the option contract, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option by its purchaser to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid and can imperfectly correlate with the reference asset(s).

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to

Notes to Financial Statements/Notes to Consolidated Financial Statements (continued)

sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of KraneShares KWEB Covered Call Strategy ETF (the “Reverse Split”). The Reverse Share Split was completed after the close of business on December 31, 2024. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund by one-third, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period ended, have been given retroactive effect to reflect the reverse share split. There were no changes in net assets, results of operation or total return as a result of this transaction.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Krane Funds Advisors, LLC acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations/Consolidated Statements of Operations.

Notes to Financial Statements/Notes to Consolidated Financial Statements (concluded)

12. SUBSEQUENT EVENTS

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to KraneShares MSCI All China Index ETF, KraneShares Dynamic Emerging Markets Strategy ETF and KraneShares Rockefeller℠ Ocean Engagement ETF, each a series of the Trust, the Board has approved the liquidation and termination of each Fund. Accordingly the Funds ceased operations and scheduled for liquidation on or around May 27, 2025.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities and the consolidated statements of assets and liabilities of the funds listed in the Appendix, twenty-six of the funds comprising KraneShares Trust (collectively, the Funds), including the schedules of investments and the consolidated schedules of investments, as of March 31, 2025, the related statements of operations and consolidated statement of operations for the year or period listed in the Appendix, the statements of changes in net assets and consolidated statements of changes in net assets for each of the years or periods in the two-year period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights and consolidated financial highlights for each of the years or periods in the five-year period listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for each of the years or periods in the two-year period listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 27, 2025

Report of Independent Registered Public Accounting Firm (continued)

Appendix

Funds with inception prior to March 31, 2021:

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF (formerly KraneShares Asia Pacific High Income Bond ETF)

KraneShares MSCI Emerging Markets ex China Index ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Financial highlights each of the years in the five-year period ended March 31, 2025

Funds with inception during the year ended March 31, 2021:

KraneShares Global Carbon Strategy ETF

Consolidated statement of operations for the year ended March 31, 2025

Consolidated statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Consolidated financial highlights for each of the years in the four-year period ended March 31, 2025 and the period from July 29, 2020 (inception) through March 31, 2021

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Financial highlights for each of the years in the four-year period ended March 31, 2025 and the period from November 23, 2020 (inception) through March 31, 2021

KraneShares Mount Lucas Managed Futures Index Strategy ETF (formerly KFA Mount Lucas Managed Futures Index Strategy ETF)

Consolidated statement of operations for the year ended March 31, 2025

Consolidated statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Consolidated financial highlights for each of the years in the four-year period ended March 31, 2025 and the period from December 1, 2020 (inception) through March 31, 2021

KraneShares SSE STAR Market 50 Index ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Financial highlights for each of the years in the four-year period ended March 31, 2025 and the period from January 26, 2021 (inception) through March 31, 2021

Report of Independent Registered Public Accounting Firm (continued)

Funds with inception during the year ended March 31, 2022:

KraneShares Heng Seng TECH Index ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Financial highlights for each of the years in the three-year period ended March 31, 2025 and the period from June 8, 2021 (inception) through March 31, 2022

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

Consolidated statement of operations for the year ended March 31, 2025

Consolidated statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Consolidated financial highlights for each of the years in the three-year period ended March 31, 2025 and the period from October 4, 2021 (inception) through March 31, 2022

Funds with inception during the year ended March 31, 2023:

KraneShares KWEB Covered Call Strategy ETF (formerly KraneShares China Internet and Covered Call Strategy ETF)

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2025

Financial highlights each of the years in the two-year period ended March 31, 2025 and the period from January 11, 2023 (inception) through March 31, 2023

Funds with inception during the year ended March 31, 2024:

KraneShares Dynamic Emerging Markets Strategy ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for the year ended March 31, 2025 and the period from August 24, 2023 (inception) through March 31, 2024

Financial highlights for the year ended March 31, 2025 and the period from August 24, 2023 (inception) through March 31, 2024

KraneShares Global Luxury Index ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for the year ended March 31, 2025 and the period from September 6, 2023 (inception) through March 31, 2024

Financial highlights for the year ended March 31, 2025 and the period from September 6, 2023 (inception) through March 31, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

Statement of operations for the year ended March 31, 2025

Statements of changes in net assets for the year ended March 31, 2025 and the period from September 11, 2023 (inception) through March 31, 2024

Financial highlights for the year ended March 31, 2025 and the period from September 11, 2023 (inception) through March 31, 2024

Report of Independent Registered Public Accounting Firm (concluded)

Funds with inception during the year ended March 31, 2025:

KraneShares Hedgeye Hedged Equity Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from July 15, 2024 (inception) through March 31, 2025

KraneShares Artificial Intelligence and Technology ETF

Statements of operations and changes in net assets and the financial highlights for the period from July 17, 2024 (inception) through March 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from July 25, 2024 (inception) through March 31, 2025

KraneShares China Alpha Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from August 27, 2024 (inception) through March 31, 2025

KraneShares Man Buyout Beta Index ETF

Statements of operations and changes in net assets and the financial highlights for the period from October 7, 2024 (inception) through March 31, 2025

Notice To Shareholders (Unaudited)

For shareholders that do not have a March 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	Qualifying Business Income(4)	U.S. Government Interest(5)	Interest Related Dividends(6)	Short Term Capital Gain Dividends(7)	Foreign Tax Credit(8)
KraneShares CSI China Internet ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.20%	0.00%	0.00%
KraneShares Bosera MSCI China A 50 Connect Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.82%	0.00%	13.12%
KraneShares MSCI All China Index ETF
0.00%	0.00%	100.00%	100.00%	0.32%	78.55%	0.00%	0.00%	0.50%	0.00%	9.13%
KraneShares MSCI One Belt One Road Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	67.96%	0.00%	0.00%	1.03%	0.00%	10.97%
KraneShares Emerging Markets Consumer Technology Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.31%	0.00%	11.47%
KraneShares MSCI China Clean Technology Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	95.75%	0.00%	0.00%	0.51%	0.00%	9.42%
KraneShares Electric Vehicles and Future Mobility Index ETF
0.00%	0.00%	100.00%	100.00%	6.75%	100.00%	0.00%	0.00%	0.99%	0.00%	11.22%
KraneShares MSCI All China Health Care Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	88.60%	0.00%	0.00%	1.05%	0.00%	12.66%
KraneShares Asia Pacific High Income Bond ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	1.86%	0.00%	0.00%
KraneShares MSCI Emerging Markets ex China Index ETF
0.00%	0.00%	100.00%	100.00%	0.10%	32.94%	0.00%	0.00%	0.54%	0.00%	15.60%
KraneShares Global Carbon Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	15.16%	0.00%	0.00%
KraneShares Value Line® Dynamic Dividend Equity Index ETF
0.00%	26.44%	73.56%	100.00%	50.51%	49.14%	4.37%	0.00%	0.11%	100.00%	0.00%
KFA Mount Lucas Managed Futures Index Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	23.83%	29.10%	0.00%	0.00%
KraneShares SSE Star Market 50 Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares Hang Seng TECH Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	2.37%	0.00%	0.00%	1.94%	0.00%	0.00%
KraneShares European Carbon Allowance Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	10.11%	0.00%	0.00%
KraneShares California Carbon Allowance Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	6.09%	0.00%	0.00%
KraneShares KWEB Covered Call Strategy ETF
61.01%	0.00%	38.99%	100.00%	0.00%	0.00%	0.00%	0.00%	0.16%	100.00%	0.00%
KraneShares Dynamic Emerging Markets Strategy ETF
0.00%	0.00%	100.00%	100.00%	0.19%	61.38%	0.00%	0.00%	1.52%	0.00%	0.00%
KraneShares Global Luxury Index ETF
0.00%	12.64%	87.36%	100.00%	36.36%	100.00%	0.00%	0.00%	1.12%	100.00%	0.00%
KraneShares Rockefeller Ocean Engagement ETF
0.00%	14.83%	85.17%	100.00%	29.51%	100.00%	0.00%	0.00%	4.36%	100.00%	0.00%
KraneShares Hedgeye Hedged Equity Index ETF
0.00%	8.71%	91.29%	100.00%	0.00%	0.00%	0.00%	0.00%	0.93%	100.00%	0.00%
KraneShares Artificial Intelligence and Technology ETF
0.00%	10.64%	89.36%	100.00%	8.39%	9.09%	0.00%	0.00%	0.24%	100.00%	0.00%

Notice To Shareholders (Unaudited) (concluded)

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	Qualifying Business Income(4)	U.S. Government Interest(5)	Interest Related Dividends(6)	Short Term Capital Gain Dividends(7)	Foreign Tax Credit(8)
KraneShares Sustainability Ultra Short Duration Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	70.05%	00.00%	0.00%
KraneShares China Alpha Index ETF
0.00%	0.00%	100.00%	100.00%	0.00%	32.36%	0.00%	0.00%	0.11%	100.00%	4.93%
KraneShares Man Buyout Beta Index ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.33%	100.00%	0.00%

(1)	Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(5)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(6)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(7)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(8)	The following Funds intend to pass through a foreign tax credit to their shareholders. For the fiscal year ended March 31, 2025, the total amount of foreign source income and amount of foreign tax to be paid is as follows:

	Foreign Source Income	Foreign Tax Credit Pass Through
KraneShares Bosera MSCI China A 50 Connect Index ETF	$5,041,109	$610,432
KraneShares MSCI All China Index ETF	226,310	21,612
KraneShares MSCI One Belt One Road Index ETF	131,629	15,101
KraneShares Emerging Markets Consumer Technology Index ETF	231,017	14,175
KraneShares MSCI China Clean Technology Index ETF	837,940	74,580
KraneShares Electric Vehicles and Future Mobility Index ETF	516,384	67,049
KraneShares MSCI All China Health Care Index ETF	611,135	69,200
KraneShares MSCI Emerging Markets ex China Index ETF	2,269,306	433,815
KraneShares China Alpha Index ETF	108,556	12,296

The allocable share of foreign tax credit will be reported on Form 1099-DIV.

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Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations/Consolidated Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on March 6-7, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of a new series of the Trust: KraneShares Man Buyout Beta Index ETF (“New Fund”). The Board also considered and approved a proposed new sub-advisory agreement (“Sub-Advisory Agreement”) between KFA, on behalf of the New Fund, and Numeric Investors, LLC (“Man” or “Sub-Adviser”). The Advisory Agreement and the Sub-Advisory Agreement are referred to collectively as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on March 6, 2024, the Board received and considered information provided by Krane and the Sub-Adviser in response to the Independent Trustees’ written requests for information regarding the New Fund and the Agreements.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust and services provided by sub-advisers, such as Man, to particular series of the Trust. The Board recognized that, going forward, such information will include information related to the New Fund after it is operational. The Board also considered that the Independent Trustees receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to advisory and sub-advisory services provided to the New Fund will be an ongoing one.

In evaluating the Agreements with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane and to Krane by the Sub-Adviser; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waivers or expense caps, and the proposed compensation to be paid by Krane to the Sub-Adviser of the New Fund; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser anticipate they may receive from their relationship with the New Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the March 6, 2024 executive session of the Independent Trustees and the March 6-7, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board also considered the nature, quality, and extent of the overall services to be provided by Man to the New Fund. The Board took note of the qualifications, background and responsibilities of personnel at Krane and the Sub-Adviser who will provide services to the New Fund.

With respect to the New Fund, the Board noted that the proposed strategy was designed to be a closer proxy for private equity performance and risk exposures than a simple allocation to a standard public equity benchmark. The Board considered that the New Fund will provide: (1) a focus on small/mid capitalization stocks; (2) industry allocations that Man believes are more aligned with private equity deal trends; and (3) avoidance of the types of companies that buyout funds typically do not hold. The Board noted that Man has successfully managed this strategy in a different type of product for more than six years. The Board considered Krane’s involvement with Man in developing the underlying index and refining the strategy for a registered investment company wrapper.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its respective underlying index. The Board recognized that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

The Board considered the proposed fee for the New Fund compared to its respective Morningstar universe, noting that the proposed fees and expenses for the New Fund are higher than the median of the peer group.

With respect to the New Fund, the Board noted the significant experience of Man, the proposed sub-adviser, managing a similar strategy and recognized Man’s access to expansive data science, research capabilities and infrastructure resources across its affiliated companies. The Board considered that the New Fund’s strategy targeted the drivers of private equity performance rather than a statistical replication or indirect exposure to private equity. The Board considered Krane’s representation that the New Fund’s total expense ratio was lower than actively managed exchange traded funds that invest in small and mid-capitalization equities.

The Board considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with the other thematic series of the Trust. The Board noted that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board considered that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the New Fund. The Board recognized that, because the New Fund has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund. Based on these and other considerations, the Board considered that the profitability of the New Fund was not a material factor in its consideration of the Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. The Board considered that Krane would benefit if the New Fund would participate in the Trust’s securities lending program and whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance, operations and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Other Information (Form N-CSR Items 8-11) (Unaudited) (concluded)

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Sub-Adviser:
280 Park Avenue 32nd Floor New York, NY 10017	Etna Capital Management Company Ltd. 1532 Nexxus Building Connaught Road, Central Hong Kong

Investment Adviser:	Sub-Adviser:
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	Numeric Investors LLC 200 Pier 4 Boulevard, Fifth Floor Boston, MA 02210

Sub-Adviser:	Distributor:
Bosera Asset Management (International) Co., Ltd. Suite 4109 Jardine House One Connaught Place Central, Hong Kong	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser:	Administrator:
Nikko Asset Management Americas, Inc. 605 Third Avenue 38th Floor New York, NY 10158	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser:	Independent Registered Public Accounting Firm:
Climate Finance Partners LLC 1000 N. West Street Wilmington, DE 19801	KPMG LLP 1735 Market Street Philadelphia, PA 19103

Sub-Adviser:
Mount Lucas Index Advisers, LLC 405 South State Street Newtown, PA 18940

Sub-Adviser:
Rockefeller & Co. LLC 45 Rockefeller Plaza 5th Floor New York, NY 10111

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-AR-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 6, 2025